 LOAN ID   LIEN     ARM   PURPOSE AT ORIGINATION                  OCCUPANCY   STATE  CREDIT CREDIT EXCEPTIONS                                                  COMPLIANCE  COMPLIANCE EXCEPTIONS                                                            COMPLIANCE COMP FACTORS                                SEASONING     S&P        FITCH      MOODYS       DBRS     MORNINGSTAR  SUBJECT TO SECTION  HOEPA  STATE  TPR QM/ATR
          POSITION OR                                            AT                  EVENT                                                                    EVENT                                                                                                                                               > 3 YEARS  COMPLIANCE COMPLIANCE  COMPLIANCE  COMPLIANCE   COMPLIANCE  PREDATORY  32 FLAG  HIGH   HIGH   STATUS
                   FIXED                                         ORIGINATION         LEVEL                                                                                                                                                                                                                                      LOAN    LOAN  GRADE LOAN GRADE  LOAN GRADE   LOAN GRADE  LENDING             COST   COST
                                                                                                                                                                                                                                                                                                                               GRADE                                                                         LOAN   LOAN

862576444 1        ARM   Refinance Cash-out - Other              Primary     PA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
815690759 1        Fixed Refinance Cash-out - Other              Primary     VA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
226647086 1        Fixed Purchase                                Primary     NJ          1                                                                    2            *** (OPEN) RESPA HUD Settlement Booklet Status-  - Rating - 2;                                                                         Yes            RB          B           B           B           B       Yes        No       N/A    No     Temporary SHQM
145096233 1        ARM   Refinance                               Primary     NJ            *** (OPEN) FEMA Disaster Issue: The most recent valuation          2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                               transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           *** (OPEN) Missing Document: Flood Certificate not provided - EV3              disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Title: Evidence of title is missing - EV3                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          8/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/1998.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
283346803 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          9/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/XX/2005.
                                                                                                                                                                          - EV2
205648743 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
131680636 1        Fixed Purchase                                Primary     PA                                                                               2           *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not     implementing regulation, Regulation X, for these type
                                                                                                                                                                          provide FACTA Credit Score Disclosure. - EV2                                     of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
716134810 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial Loan Application Status: No evidence of application date      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          located in file. Compliance tests were run using an application date which is 30 liability provisions within the statute or
                                                                                                                                                                          days prior to the note date. - EV2                                               implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
668634471 1        Fixed Refinance                               Primary     AL            *** (OPEN) Missing Document: Missing all loan applications. - EV3  1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
682777587 1        ARM   Refinance                               Primary     NC            *** (OPEN) FEMA Disaster Issue: The most recent valuation          2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3              disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
657616780 1        ARM   Refinance                               Investment  MT                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2002. - EV2
603582442 1        Fixed Refinance                               Primary     SC            *** (OPEN) Missing Document: Missing Final 1003 - EV3              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     outside the states statute of limitations. Due to the
                                                                                                                                                                          amount of $xx - EV2                                                              potential remedies available to a court, this
                                                                                                                                                                                                                                                           exception carries elevated risk to an assignee during
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     the initial 6 years after occurrence of the violation.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of 1  After the expiration of this 6 year period, the
                                                                                                                                                                          month prior to consummation. A lookback was performed to determine this          exception retains risk for claims raised as a defense
                                                                                                                                                                          application date. - EV2                                                          to foreclosure, but not at the same level as during
                                                                                                                                                                                                                                                           the initial 6 years for affirmative claims.
                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Application Date. - EV2                                                          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit Assignee liability.
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1                                       that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
286380856 1        Fixed Purchase                                Primary     OH            *** (OPEN) FEMA Disaster Issue: The most recent valuation          1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3
584150595 1        Fixed Refinance                               Primary     OH            *** (OPEN) FEMA Disaster Issue: The most recent valuation          1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3
286668697 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
181591192 1        ARM   Refinance                               Primary     AZ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
360946370 1        ARM   Refinance                               Primary     MN            *** (OPEN) Missing Document: Missing Final 1003 - EV3              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           EV3                                                                            disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
865321083 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
516445563 1        Fixed Refinance                               Primary     CT            *** (OPEN) Final Title marked as missing - EV3                     2           *** (OPEN) Initial Loan Application Status: No evidence of application date                                                             Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          located in file. Compliance tests were run using an application date which is 30 days prior to the note date. - EV2
715979073 1        Fixed Refinance                               Primary     AL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
526568281 1        Fixed Purchase                                Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A X month lookback was used to determine this application date. - EV2

                                                                                                                                                                          *** (OPEN) Initial TIL not provided - EV2
506732631 1        Fixed Refinance                               Primary     NJ            *** (OPEN_UNABLE_TO_CLEAR) There is no valuation in the file that  3           *** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan Assignee Liability: Assignees and purchasers of New    Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                           meets FIRREA requirements. Either there are no valuations or the               contains an impermissible late charge of greater than 5.0% or a grace period     Jersey high cost home loans are subject to all
                                                                                           valuation provided is missing key data - EV3                                   less than 15 days. - EV3                                                         affirmative claims and any defenses with respect to
                                                                                                                                                                                                                                                           the loan that the borrower could assert against the
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) Initial GFE not provided - EV2                                        original creditor of the loan.  Section 6(c) of the
                                                                                                                                                                                                                                                           Act also provides that a borrower acting only in an
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     individual capacity may assert against the creditor or
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount, any subsequent holder or assignee:  (1) Within six
                                                                                                                                                                          whichever applies. - EV2                                                         years of the closing of covered home loan, a violation
                                                                                                                                                                                                                                                           of the Act as an original action or as a defense,
                                                                                                                                                                          *** (OPEN) Initial Loan Application Status Test: No evidence of application date claim, or counterclaim; and (2) At any time during the located in file.  Compliance tests were run using an application date which is X term of a high cost home loan a defense, claim or
                                                                                                                                                                          month prior to consummation.  A X month lookback was used to determine this      counterclaim.  The aforementioned may both be brought
                                                                                                                                                                          application date. - EV2                                                          after an action to collect on the home loan or
                                                                                                                                                                                                                                                           foreclose on the collateral securing the home loan has
                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2  been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60
                                                                                                                                                                                                                                                           days in default.  Further, the Act contains a choice
                                                                                                                                                                                                                                                           of law provision permitting actions under either the
                                                                                                                                                                                                                                                           New Jersey Consumer Fraud Act ("NJCFA"), which
                                                                                                                                                                                                                                                           possibly allow for class actions, or the Act. The July
                                                                                                                                                                                                                                                           6, 2004 amendments clarify that a defense, claim, or
                                                                                                                                                                                                                                                           counterclaim may only be brought in an individual
                                                                                                                                                                                                                                                           capacity and may not be asserted in a class action.
                                                                                                                                                                                                                                                           Additionally, the statute provides for punitive
                                                                                                                                                                                                                                                           damages.
692950208 1        ARM   Purchase                                Primary     MD            *** (OPEN) Missing Document: Flood Certificate not provided - EV3  2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV3                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
612068829 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  liability provisions within the statute or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X months prior to consummation.  A X month lookback was used to determine this application date. - EV2

                                                                                                                                                                          *** (OPEN) Initial TIL not provided - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                          Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
185298560 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 EV2
                                                                                           does not contain the following clauses: - EV2                                                                                                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
397143211 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
867038382 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          time after using credit score. - EV2                                             claims, 3 years for rescindable transactions.
                                                                                                                                                                                                                                                           Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
824434430 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    affirmative claims, 3 years for rescindable
                                                                                                                                                                          time after using credit score. - EV2                                             transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          3/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2006.
                                                                                                                                                                          - EV2
702320774 1        ARM   Refinance                               Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          2/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/XX/2005.
                                                                                                                                                                          - EV2
135845902 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        claims, 3 years for rescindable transactions.
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          0.125% tolerance. - EV2                                                          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
103966177 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                           does not contain the following clauses: - EV2                                                                                                                   of violations.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        under TILA
                                                                                                                                                                          requirements - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/XX/2005.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
113029050 1        Fixed Refinance                               Primary     PA            *** (OPEN) Final Title Policy is missing.  No evidence of title    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           was found in file. - EV2                                                       not provide FACTA Credit Score Disclosure. - EV2
211187682 1        ARM   Purchase                                Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          3/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
615103542 1        ARM   Refinance                               Primary     CA            *** (OPEN) FEMA Disaster Issue: The most recent valuation          2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3              disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                           *** (OPEN) Missing Document: Flood Certificate not provided - EV3              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          4/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/XX/2007.
                                                                                                                                                                          - EV2
727961213 2        Fixed Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing.  No evidence of title    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           was found in file. - EV2                                                       date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
593267711 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
243595897 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
251244125 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
605858036 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date. - EV2
546325035 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     implementing regulation, Regulation X, for these type
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    of violations.
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
285870673 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
829709722 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2
137649956 1        ARM   Refinance                               Primary     FL            *** (OPEN) Final Title Policy is missing.  No evidence of title    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           was found in file. - EV2                                                       disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
356310386 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
333983700 1        ARM   Purchase                                Primary     OH            *** (OPEN) FEMA Disaster Issue: The most recent valuation          2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3              Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          5/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1997. - EV2
455847853 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
284654506 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X month prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
263228158 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  settled among the circuit courts, the continuing risk
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   that the borrower may have an extended right to
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
880334165 1        Fixed Purchase                                Primary     CT                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
228189353 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
850610647 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of X  liability provisions within the statute or
                                                                                                                                                                          month prior to consummation. A lookback was performed to determine this          implementing regulation, Regulation X, for these type
                                                                                                                                                                          application date. - EV2                                                          of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
710389374 1        Fixed Purchase                                Primary     MD                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    There is no Assignee Liability.
158992087 1        Fixed Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
606484116 1        ARM   Refinance                               Investment  MD                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
603641917 1        Fixed Purchase                                Primary     PA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
256586685 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           not provided - EV3                                                             Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
692620054 1        ARM   Purchase                                Primary     OH            *** (OPEN) FEMA Disaster Issue: The most recent valuation          2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3              disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Flood Certificate not provided - EV3              *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                           *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)
                                                                                           not provided - EV3
616410566 1        Fixed Purchase                                Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X month prior to consummation. A lookback was performed to determine this application date. - EV2
670229555                Purchase                                Primary                                                                                      3           *** (OPEN) Missing Document: Incomplete loan images/file - EV3                                                                          No             RD          D           D           D           D       UTD                 N/A    N/A
326279128 1        ARM   Purchase                                Primary     AZ            *** (OPEN) Title: Evidence of title is missing - EV3               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date. - EV2
220880290 1        ARM   Purchase                                Primary     IN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
871390945 1        ARM   Purchase                                Primary     NC            *** (OPEN) Final Title Policy is missing.  No evidence of title    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           was found in file. - EV2                                                                                                                                        under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date. - EV2
189275570 1        ARM   Refinance                               Primary     MA            *** (OPEN) FEMA Disaster Issue: The most recent valuation          3           *** (OPEN) Last Transaction Date Missing: Last Transaction Date was not          TILA - subject to a 1 year SOL for affirmative claims  Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3              provided.  Any applicable Federal, State or Local compliance testing is          under TILA
                                                                                                                                                                          unreliable. - EV3
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                          *** (OPEN) Original Lender Missing: Unable to test same lender refinance prepayment penalty due to missing information. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date which is X months prior to consummation. A lookback was performed to determine this application date. - EV2
888450586 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
561084741 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Initial TIL not provided - EV2
197720314 1        ARM   Purchase                                Primary     NC            *** (OPEN) Final Title Policy is missing.  No evidence of title    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           was found in file. - EV2                                                       disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
588545108 1        Fixed Purchase                                Primary     FL            *** (OPEN) Final Title Policy is missing.  No evidence of title    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           was found in file. - EV2                                                       HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and
                                                                                           does not contain the following clauses: - EV2                                  *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
789414287 1        ARM   Purchase                                Primary     MI            *** (OPEN) FEMA Disaster Issue: The most recent valuation          2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV3                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
683822009 1        Fixed Refinance Cash-out - Other              Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
493217282 1        ARM                                                       IL                                                                               3           *** (OPEN) Missing Document: Incomplete loan images/file - EV3                                                                          Yes            RD          D           D           D           D       UTD                 N/A    N/A
398266615 1        ARM                                                       MA                                                                               3           *** (OPEN) Missing Document: Incomplete loan images/file - EV3                                                                          Yes            RD          D           D           D           D       UTD                 N/A    N/A
301143587 1        Fixed Refinance                               Primary     MS            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of 1  liability provisions within the statute or
                                                                                                                                                                          month prior to consummation. A lookback was performed to determine this          implementing regulation, Regulation X, for these type
                                                                                                                                                                          application date. - EV2                                                          of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
568964372 1        ARM   Refinance                               Primary     OK            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of 1  liability provisions within the statute or
                                                                                                                                                                          month prior to consummation. A lookback was performed to determine this          implementing regulation, Regulation X, for these type
                                                                                                                                                                          application date. - EV2                                                          of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
487133543 1        Fixed Refinance                               Primary     NE            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
357360784 1        Fixed Purchase                                Primary     MN                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
540956874 1        Fixed Purchase                                Primary     NM            *** (OPEN) Loan has been identified as FHA/VA - EV2                2           *** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          2011):  The amount of taxes and insurance, including any mortgage insurance, on  liability provisions within the statute or
                                                                                                                                                                          the Final TIL does not match the amount of taxes and insurance, including any    implementing regulation, Regulation X, for these type
                                                                                                                                                                          mortgage insurance, for the loan. - EV2                                          of violations.

                                                                                                                                                                          *** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          2011):  Total payment amount (PITI) on the Final TIL does not match the total    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          payment amount for the loan. - EV2                                               Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide HUD Settlement Cost Booklet. - EV2
542814200 1        Fixed Purchase                                Primary     OH            *** (OPEN) Loan has been identified as FHA/VA - EV2                2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        The Consumer Sales Practices Act (CSPA) generally does
                                                                                                                                                                          retained by lender. - EV2                                                        not provide for assignee liability. The Act provides
                                                                                                                                                                                                                                                           that no claim or defense may be asserted under the Act
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure Timing: Ohio Consumer Sales Practices    by the Attorney General or any consumer against a
                                                                                                                                                                          Act:  Consumer did not receive the required Closing Disclosure at the time of    purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          closing. - EV2                                                                   any action under the statute unless: (a) the violation
                                                                                                                                                                                                                                                           was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          *** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does   assignee or purchaser is affiliated by common control
                                                                                                                                                                          not provide minimum ten (10) business day availability for estimate of charges   with the seller of the loan at the time the loan was
                                                                                                                                                                          and terms for all other settlement charges. - EV2                                purchased or assigned.
                                                                                                                                                                                                                                                           The CSPA gives authority to the Office to bring class
                                                                                                                                                                          *** (OPEN) RESPA HUD Settlement Book Timing: RESPA Disclosure Rule:  HUD         actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          Settlement Cost Booklet not provided to applicant within three (3) business days Additionally, the CSPA provides borrowers with a
                                                                                                                                                                          of application. - EV2                                                            private right of action. Therefore, it is possible
                                                                                                                                                                                                                                                           that any action commenced under the CSPA could result
                                                                                                                                                                                                                                                           in reputational damage. Moreover, note that since the
                                                                                                                                                                                                                                                           borrower is allowed to seek equitable remedies in a
                                                                                                                                                                                                                                                           court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.

                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
511681217 1        Fixed Purchase                                Primary     DE            *** (OPEN) FHA - Real Estate Certification is not compliant.:      2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Disclosure: FHA - Real Estate Certification (Government Documents)             Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                           - EV3                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                           *** (OPEN) Loan has been identified as FHA/VA - EV2
572592884 1        Fixed Refinance                               Primary     NC            *** (OPEN) Loan has been identified as FHA/VA - EV2                2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
529197955 1        Fixed Refinance                               Primary     CT            *** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure:  2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           FHA - Amendatory Clause (Government Documents) - EV3                                                                                                            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   Assignee liability.
                                                                                           *** (OPEN) FHA - Real Estate Certification is not compliant.:                  able to be determined. Unable to determine if correct TILA rescission form was
                                                                                           Disclosure: FHA - Real Estate Certification (Government Documents)             used. - EV2                                                                      TILA ROR - 3yrs for rescindable transactions.
                                                                                           - EV3
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                           *** (OPEN) Loan has been identified as FHA/VA - EV2                            Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
758443904 1        Fixed Purchase                                Primary     PA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
678948121 1        Fixed Purchase                                Primary     TN                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
569915766 1        Fixed Purchase                                Primary     GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
117614592 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability: Purchasers and assignees of high   Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           cost home loans are subject to all affirmative claims
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   and any defenses the borrower could assert against the
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   original creditor or home improvement contractor where
                                                                                                                                                                          used. - EV2                                                                      a home loan was made, arranged or assigned by the home
                                                                                                                                                                                                                                                           improvement contractor. However, the foregoing does
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program not apply to loans other than high cost home loans
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   unless applicable law requires a certificate of
                                                                                                                                                                                                                                                           occupancy, inspection or completion to be obtained and
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        said certificate is not obtained.  The statute
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   provides for damages which may include: (i) actual
                                                                                                                                                                          the borrower. - EV2                                                              damages; (ii) statutory damages equal to the recovery
                                                                                                                                                                                                                                                           of twice the interest paid and forfeiture of interest
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance for any violation relating to the financing of
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     insurance or recommendation of default, loan flipping
                                                                                                                                                                          amount of $xx - EV2                                                              or any of the high cost prohibited terms and
                                                                                                                                                                                                                                                           practices; (iii) punitive damages; (iv) costs and
                                                                                                                                                                          *** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan       attorneys' fees; (v) injunctive, declaratory and other
                                                                                                                                                                          contains an unfair or oppressive arbitration clause. - EV2                       equitable relief; (vi) rescission for violations of
                                                                                                                                                                                                                                                           the flipping, insurance, and encouragement of default
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     provisions as well as the high cost home loan
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    provisions; (vii) administrative penalties; and (viii)
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to  criminal penalties.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2                                                                RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        of violations.
                                                                                                                                                                          Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA

                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
171359400 1        Fixed Purchase                                Primary     TN            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           not provided - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
856938395 1        Fixed Purchase                                Primary     MO                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
364782863 1        ARM   Purchase                                Primary     MS            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Miscellaneous Compliance:  Non-Material Compliance Exception: - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          10/XX/2000 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 04/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
679870753 1        ARM   Purchase                                Primary     TX            *** (OPEN) FEMA Disaster Issue: The most recent valuation          2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3              disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
288208710 1        Fixed Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         No       N/A    N/A
625670062 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No
549367345 1        Fixed Refinance                               Primary     OH            *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           Disaster area and has not been inspected. - EV3                                HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Flood Certificate not provided - EV3
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                          *** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood
                                                                                                                                                                          Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          6/XX/2002 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          1/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
672401707 1        ARM   Refinance                               Primary     DE            *** (OPEN) Missing Document: Flood Certificate not provided - EV3  2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
290489389 1        Fixed Purchase                                Primary     MS                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
577789712 1        Fixed Purchase                                Primary     MS                                                                               2           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -                                                          Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          EV2
236118805 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
153524699 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
771303921 1        Fixed Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
376950878 1        ARM   Refinance                               Primary     IA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
687065152 1        Fixed Refinance                               Primary     OK                                                                               2           *** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided. TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          In order to determine Average Prime Offer Rate (APOR), the worst case scenario   settled among the circuit courts, the continuing risk
                                                                                                                                                                          was used between Application Date and Transaction Date. - EV2                    that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
397445963 1        ARM   Purchase                                Second Home MD                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
559301043 1        ARM   Purchase                                Primary     IL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
357342931 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
417744566 1        ARM   Refinance                               Primary     AR                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
238968577 1        ARM   Refinance                               Primary     CA            *** (OPEN) Valuation Error: Appraiser's  state certification or    3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           license number not provided.: Valuation Type: Appraisal /                      Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                           Valuation Report Date: 11/XX/1991 - EV3                                        applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          the borrower. - EV2                                                              the same creditor.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1992 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/1991. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
182772490 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2
443127909 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
501122821 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2002. - EV2
248053898 1        Fixed Refinance                               Primary     AR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
411895178 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
102223481 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
658778915 1        Fixed Refinance                               Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
543742681 1        Fixed Refinance                               Primary     SC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    outside the states statute of limitations. Due to the
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to  potential remedies available to a court, this
                                                                                                                                                                          determine this application date.  The final date used for testing was            exception carries elevated risk to an assignee during
                                                                                                                                                                          09/XX/2004. - EV2                                                                the initial 6 years after occurrence of the violation.
                                                                                                                                                                                                                                                           After the expiration of this 6 year period, the
                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to exception retains risk for claims raised as a defense
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        to foreclosure, but not at the same level as during
                                                                                                                                                                          Application Date. - EV2                                                          the initial 6 years for affirmative claims.
512323424 1        Fixed Refinance                               Primary     NY            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
824509946 1        Fixed Refinance                               Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
492704957 1        Fixed Refinance                               Primary     TX                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
896786184 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
277456463 1        Fixed Refinance                               Primary     AL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2000, prior to three (3) business days from transaction date of 05/XX/2000. - EV2
837272359 1        Fixed Refinance                               Primary     MS                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2000, prior to three (3) business days from transaction date of 11/XX/2000. - EV2
206195644 1        Fixed Refinance                               Primary     MS            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          12/XX/2000 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          12/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
139117638                Refinance                               Primary                                                                                      3           *** (OPEN) Missing Document: Incomplete loan images/file - EV3                                                                          No             RD          D           D           D           D       UTD                 N/A    N/A
570724591 1        Fixed Refinance                               Primary     KY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
584874888 1        Fixed Refinance                               Primary     AL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
346890656 1        Fixed Refinance                               Primary     WI                                                                               2           *** (OPEN) Alternate source used for application date - EV2                                                                             Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
316884833 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
279176584 1        Fixed Refinance                               Primary     TN            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   implementing regulation, Regulation X, for these type
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          able to be determined. Unable to determine if correct TILA rescission form was   of violations.
                                                                                                                                                                          used. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          11/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
791695461 1        ARM   Refinance                               Investment  IL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
817433366 1        Fixed Refinance                               Primary     GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
338926169 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
262264325 1        ARM   Refinance                               Second Home FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
496691539 1        Fixed Refinance                               Primary     AR                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
587827291 1        Fixed Refinance                               Primary     PA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
669969073 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          7/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          2/XX/2003. - EV2
871555365 1        Fixed Refinance                               Primary     AR                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
392486450 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   affirmative claims, 3 years for rescindable
                                                                                                                                                                          used. - EV2                                                                      transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
312605118 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
893783965 1        ARM   Purchase                                Second Home AL            *** (OPEN) FEMA Disaster Issue: The most recent valuation          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3              date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          2/XX/2006 which is X months prior to consummation. A lookback was performed to
                                                                                           *** (OPEN) Missing Document: Flood Certificate not provided - EV3              determine this application date.  The final date used for testing was 9/XX/2005.
                                                                                                                                                                          - EV2
598527762 1        Fixed Refinance                               Primary     UT                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
179952743 1        Fixed Refinance                               Primary     AZ                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          02/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
665933927 1        ARM   Refinance                               Primary     IN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
750402830 1        ARM   Refinance                               Primary     TX                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
583098494 1        Fixed Refinance                               Primary     SC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/1998. - EV2
111809123 1        Fixed Refinance                               Primary     SC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/1999 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
327535239 1        Fixed Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     Assignee liability.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/1999 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1999, prior to three (3) business days from transaction date of 12/XX/1999. - EV2
789346965 1        Fixed Refinance                               Primary     MI                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
850584234 1        Fixed Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
500211413 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2000 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
833803573 1        ARM   Refinance                               Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
768067801 1        Fixed Refinance                               Primary     PA            *** (OPEN) Missing Document: Note Addendum - Prepayment not        2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           provided - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
750169717 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     There is no Assignee Liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
457380135 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
127304718 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
891436854 1        ARM   Purchase                                Primary     NC            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2000 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
550219425 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
766648941 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                          Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
683478797 1        Fixed Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
723116317 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
336721906 1        Fixed Purchase                                Primary     VA                                                                               2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
213348412 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
291378151 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
233158123 1        Fixed Refinance                               Primary     IN                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
894882986 1        Fixed Purchase                                Primary     CT            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           not provided - EV3                                                             date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
616374888 1        Fixed Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
820340305 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.  Assignee liability.
                                                                                                                                                                          - EV2
498727482 1        Fixed Refinance                               Primary     PA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
357249679 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan            TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
866246774 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
607968456 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
755911031 1        Fixed Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
134771876 1        Fixed Purchase                                Primary     MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
762938079 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
265154536 1        ARM   Refinance                               Primary     SC                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           outside the states statute of limitations. Due to the
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        potential remedies available to a court, this
                                                                                                                                                                                                                                                           exception carries elevated risk to an assignee during
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program the initial 6 years after occurrence of the violation.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   After the expiration of this 6 year period, the
                                                                                                                                                                                                                                                           exception retains risk for claims raised as a defense
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        to foreclosure, but not at the same level as during
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   the initial 6 years for affirmative claims.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          05/XX/2004. - EV2                                                                under TILA

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2
847589881 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
226010054 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
333692571 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
715616332 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
259481739 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  affirmative claims, 3 years for rescindable
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
356082870 1        ARM   Purchase                                Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        effective 8/1/07, although there does not appear to be
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   any explicit assignee liability, because a new private
                                                                                                                                                                          the borrower. - EV2                                                              right of action permits a court to award statutory
                                                                                                                                                                                                                                                           damages equal to the amount of all lender fees
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  included in the amount of the principal of the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator affected.
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment
                                                                                                                                                                          penalty. - EV2                                                                   There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   under TILA
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
369710516 1        Fixed Refinance                               Primary     TN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
770689790 1        ARM   UTD                                     Primary     OR            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
597067163 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
701765687 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
682453185 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
756158921 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
820509600 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to  Assignee liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
858329588 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
327343467 1        Fixed Refinance                               Primary     NM                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
287199485 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
290915802 1        ARM   Refinance                               Primary     NV                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
746246586 1        ARM   Purchase                                Primary     NC                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
163207693 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
786425068 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance arising from servicing or collecting.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      affirmative claims, 3 years for rescindable
                                                                                                                                                                          borrower. - EV2                                                                  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
274352712 1        Fixed Purchase                                Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
257455198 1        Fixed Refinance                               Primary     TN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
319053371 1        ARM   Purchase                                Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
738916816 1        ARM   Purchase                                Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
312231782 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
374857052 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
577309679 1        Fixed Refinance                               Primary     RI                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
568526210 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
325560735 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
285121165 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
658032081 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
146297940 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
888680387 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     There is no Assignee Liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          12/XX/2005. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
665828908 1        Fixed Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
301975698 1        Fixed Purchase                                Primary     OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
696956778 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
117440643 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
697168267 1        Fixed Purchase                                Primary     NM                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
495637525 1        Fixed Refinance                               Primary     WA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
167433494 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
538931292 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
686523659 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
100234677 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          EV2                                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
688282422 1        Fixed Refinance                               Primary     WA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
728284222 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
572367814 1        ARM   Purchase                                Primary     PA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
658736042 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
217698265 1        Fixed Refinance                               Primary     CT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          requirements - EV2                                                               Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
865276756 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
466197312 1        ARM   Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Georgia HL Payoff Fee: Georgia Home Loan: Impermissible fee charged   Assignee Liability:  Any person who purchases, is      Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          for payoff statement. - EV3                                                      assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                                                                                                           home loan will be subject to all affirmative claims
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     and defenses that the borrower could assert against
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 the creditor of the high cost home loan, including the
                                                                                                                                                                                                                                                           right of rescission which applies regardless of
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  whether the safe harbor provision is met.  In an
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance and any relief granted may not exceed the sum of the
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     amount of all remaining indebtedness of the borrower
                                                                                                                                                                          amount of $xx - EV2                                                              and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        violation of the flipping and prohibited high cost
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  home loan provisions in response to the holder's
                                                                                                                                                                          less than ten (10) days. - EV2                                                   notice of acceleration or foreclosure notice; and
                                                                                                                                                                                                                                                           (iii) the borrower must bring the action within one
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     year from the date of the occurrence of the violation,
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    except in defense by recoupment or setoff.
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                          02/XX/2007. - EV2                                                                subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        Late Charge:
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        For loans not subject to Original GAFLA (on or after
                                                                                                                                                                          Application Date. - EV2                                                          3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           Assignee Liability:  Any person who purchases, is
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                                                                                                           home loan will be subject to all affirmative claims
                                                                                                                                                                                                                                                           and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                                                                                                           right of rescission which applies regardless of
                                                                                                                                                                                                                                                           whether the safe harbor provision is met.  In an
                                                                                                                                                                                                                                                           action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                                                                                                           and any relief granted may not exceed the sum of the
                                                                                                                                                                                                                                                           amount of all remaining indebtedness of the borrower
                                                                                                                                                                                                                                                           and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                                                                                                           violation of the flipping and prohibited high cost
                                                                                                                                                                                                                                                           home loan provisions in response to the holder's
                                                                                                                                                                                                                                                           notice of acceleration or foreclosure notice; and
                                                                                                                                                                                                                                                           (iii) the borrower must bring the action within one
                                                                                                                                                                                                                                                           year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA

                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
625477553 1        Fixed Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
570494553 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
337143796 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
413912155 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace                                                         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          period less than minimum per state. - EV2
624123941 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    Assignee liability.
                                                                                                                                                                          time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
476675223 1        Fixed Refinance                               Investment  PA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace                                                         Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      period less than minimum per state. - EV2
460400452 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  There is no Assignee Liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
538251051 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
612075180 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
593995250 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
670059747 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
711072293 1        Fixed Purchase                                Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
721736629 1        Fixed Purchase                                Primary     TN                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
125855094 1        Fixed Purchase                                Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor home loan will be subject to all affirmative claims
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    and defenses that the borrower could assert against
                                                                                                                                                                          time after using credit score. - EV2                                             the creditor of the high cost home loan, including the
                                                                                                                                                                                                                                                           right of rescission which applies regardless of
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        whether the safe harbor provision is met.  In an
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  action brought by a borrower against an assignee: (i)
                                                                                                                                                                          less than ten (10) days. - EV2                                                   the borrower may only assert the action individually
                                                                                                                                                                                                                                                           and any relief granted may not exceed the sum of the
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     amount of all remaining indebtedness of the borrower
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    and reasonable attorneys' fees in the individual
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to  action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          determine this application date.  The final date used for testing was            violation of the flipping and prohibited high cost
                                                                                                                                                                          01/XX/2007. - EV2                                                                home loan provisions in response to the holder's
                                                                                                                                                                                                                                                           notice of acceleration or foreclosure notice; and
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   (iii) the borrower must bring the action within one
                                                                                                                                                                          EV2                                                                              year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.

                                                                                                                                                                                                                                                           Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.

                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.
243873715 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
665727406 1        ARM   Refinance                               Primary     NE                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
129187266 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
288974753 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
176933188 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of XX.XX% is  claims, 3 years for rescindable transactions.
                                                                                                                                                                          underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   Assignee liability.
                                                                                                                                                                          EV2
358213963 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
559235314 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
193694880 1        Fixed Refinance                               Investment  FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
128613747 1        Fixed Refinance                               Investment  LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Louisiana Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
554327268 1        Fixed Purchase                                Primary     WI                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
622363810 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
814094802 1        Fixed Refinance                               Primary     OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
749319727 1        Fixed Purchase                                Primary     NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
442923647 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2007. - EV2
539909511 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
272819554 1        Fixed Refinance                               Primary     CT                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
125247956 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          12/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
316126422 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     implementing regulation, Regulation X, for these type
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    of violations.
                                                                                                                                                                          01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2008. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
814152609 1        Fixed Refinance                               Primary     WA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2008. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
293748893 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  There is no Assignee Liability.
                                                                                                                                                                          to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
247372037 1        Fixed Construction-Permanent                  Primary     WA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
480388494 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
227930358 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
829194508 1        ARM   Refinance                               Primary     CT            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           the standard Due on Sale clause. - EV2                                                                                                                          liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                           Final Title Policy. - EV1                                                      prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   under TILA
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          loan that did not start as an ARM. - EV2                                         settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    incorrect Model Form remains. Because of this
                                                                                                                                                                          time after using credit score. - EV2                                             uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    the same creditor.
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
118268176 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor settled among the circuit courts, the continuing risk
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    that the borrower may have an extended right to
                                                                                                                                                                          time after using credit score. - EV2                                             rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds        uncertainty, we continue to recommend that creditors
                                                                                                                                                                          maximum per state. - EV2                                                         use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     the same creditor.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
187753843 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
826557820 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
611952402 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  that the borrower may have an extended right to
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. incorrect Model Form remains. Because of this
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          EV2                                                                              the same creditor.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
650354375 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds        There is no Assignee Liability.
                                                                                                                                                                          maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
457239441 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance There is no Assignee Liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          than minimum per state. - EV2                                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
554525666 1        ARM   Purchase                                Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
311841609 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        implementing regulation, Regulation X, for these type
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        of violations.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
899833174 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance of violations.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
421188592 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
825302843 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     implementing regulation, Regulation X, for these type
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    of violations.
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
123300256 1        Fixed Purchase                                Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  home loan will be subject to all affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                          *** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan       right of rescission which applies regardless of
                                                                                                                                                                          contains an unfair or oppressive arbitration clause. - EV2                       whether the safe harbor provision is met.  In an
                                                                                                                                                                                                                                                           action brought by a borrower against an assignee: (i)
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        the borrower may only assert the action individually
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  and any relief granted may not exceed the sum of the
                                                                                                                                                                          less than ten (10) days. - EV2                                                   amount of all remaining indebtedness of the borrower
                                                                                                                                                                                                                                                           and reasonable attorneys' fees in the individual
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          EV2                                                                              violation of the flipping and prohibited high cost
                                                                                                                                                                                                                                                           home loan provisions in response to the holder's
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        notice of acceleration or foreclosure notice; and
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        (iii) the borrower must bring the action within one
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.

                                                                                                                                                                                                                                                           Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.

                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           Assignee Liability: Purchasers and assignees of high
                                                                                                                                                                                                                                                           cost home loans are subject to all affirmative claims
                                                                                                                                                                                                                                                           and any defenses the borrower could assert against the
                                                                                                                                                                                                                                                           original creditor or home improvement contractor where
                                                                                                                                                                                                                                                           a home loan was made, arranged or assigned by the home
                                                                                                                                                                                                                                                           improvement contractor. However, the foregoing does
                                                                                                                                                                                                                                                           not apply to loans other than high cost home loans
                                                                                                                                                                                                                                                           unless applicable law requires a certificate of
                                                                                                                                                                                                                                                           occupancy, inspection or completion to be obtained and
                                                                                                                                                                                                                                                           said certificate is not obtained.  The statute
                                                                                                                                                                                                                                                           provides for damages which may include: (i) actual
                                                                                                                                                                                                                                                           damages; (ii) statutory damages equal to the recovery
                                                                                                                                                                                                                                                           of twice the interest paid and forfeiture of interest
                                                                                                                                                                                                                                                           for any violation relating to the financing of
                                                                                                                                                                                                                                                           insurance or recommendation of default, loan flipping
                                                                                                                                                                                                                                                           or any of the high cost prohibited terms and
                                                                                                                                                                                                                                                           practices; (iii) punitive damages; (iv) costs and
                                                                                                                                                                                                                                                           attorneys' fees; (v) injunctive, declaratory and other
                                                                                                                                                                                                                                                           equitable relief; (vi) rescission for violations of
                                                                                                                                                                                                                                                           the flipping, insurance, and encouragement of default
                                                                                                                                                                                                                                                           provisions as well as the high cost home loan
                                                                                                                                                                                                                                                           provisions; (vii) administrative penalties; and (viii)
                                                                                                                                                                                                                                                           criminal penalties.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.
239127200 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        implementing regulation, Regulation X, for these type
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   of violations.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
438384390 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
546169913 1        Fixed Refinance                               Primary     NJ                                                                               3           *** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan Assignee Liability: Assignees and purchasers of New    Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period     Jersey high cost home loans are subject to all
                                                                                                                                                                          less than 15 days. - EV3                                                         affirmative claims and any defenses with respect to
                                                                                                                                                                                                                                                           the loan that the borrower could assert against the
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        original creditor of the loan.  Section 6(c) of the
                                                                                                                                                                                                                                                           Act also provides that a borrower acting only in an
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor individual capacity may assert against the creditor or
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    any subsequent holder or assignee:  (1) Within six
                                                                                                                                                                          time after using credit score. - EV2                                             years of the closing of covered home loan, a violation
                                                                                                                                                                                                                                                           of the Act as an original action or as a defense,
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     claim, or counterclaim; and (2) At any time during the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    term of a high cost home loan a defense, claim or
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to  counterclaim.  The aforementioned may both be brought
                                                                                                                                                                          determine this application date.  The final date used for testing was            after an action to collect on the home loan or
                                                                                                                                                                          02/XX/2007. - EV2                                                                foreclose on the collateral securing the home loan has
                                                                                                                                                                                                                                                           been initiated, the debt arising from the home loan
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    has been accelerated, or the home loan has become 60
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        days in default.  Further, the Act contains a choice
                                                                                                                                                                          Application Date. - EV2                                                          of law provision permitting actions under either the
                                                                                                                                                                                                                                                           New Jersey Consumer Fraud Act ("NJCFA"), which
                                                                                                                                                                                                                                                           possibly allow for class actions, or the Act. The July
                                                                                                                                                                                                                                                           6, 2004 amendments clarify that a defense, claim, or
                                                                                                                                                                                                                                                           counterclaim may only be brought in an individual
                                                                                                                                                                                                                                                           capacity and may not be asserted in a class action.
                                                                                                                                                                                                                                                           Additionally, the statute provides for punitive
                                                                                                                                                                                                                                                           damages.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
872146677 1        Fixed Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  For a transaction involving a     Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           security interest in land, any action that may be
                                                                                                                                                                          *** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code:    brought against the original creditor may be
                                                                                                                                                                          Borrower not provided First Lien Refinance Notice. - EV2                         maintained against any subsequent assignee where the
                                                                                                                                                                                                                                                           assignee, its subsidiaries, or affiliates were in a
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  continuing business relationship with the original
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 creditor either at the time the credit was extended or
                                                                                                                                                                                                                                                           at the time of the assignment unless the assignment
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   was involuntary or the assignee shows by a
                                                                                                                                                                          EV2                                                                              preponderance of evidence that it did not have
                                                                                                                                                                                                                                                           reasonable grounds to believe that the original
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        creditor was engaged in violations of the code and
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        that it maintained procedures reasonably adapted to
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     apprise it of the existence of the violations.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.
524811276 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
804633070 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
384094735 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
162210008 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance There is no Assignee Liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        Assignee liability.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
522227719 1        ARM   Refinance                               Primary     NE                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
197805598 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements - EV2                                                               of violations.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
577668997 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds        There is no Assignee Liability.
                                                                                                                                                                          maximum per state. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   settled among the circuit courts, the continuing risk
                                                                                                                                                                          EV2                                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        incorrect Model Form remains. Because of this
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   the same creditor.
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
429568901 1        Fixed Refinance                               Primary     NJ                                                                               3           *** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan Assignee Liability: Assignees and purchasers of New    Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period     Jersey high cost home loans are subject to all
                                                                                                                                                                          less than 15 days. - EV3                                                         affirmative claims and any defenses with respect to
                                                                                                                                                                                                                                                           the loan that the borrower could assert against the
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        original creditor of the loan.  Section 6(c) of the
                                                                                                                                                                                                                                                           Act also provides that a borrower acting only in an
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  individual capacity may assert against the creditor or
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 any subsequent holder or assignee:  (1) Within six
                                                                                                                                                                                                                                                           years of the closing of covered home loan, a violation
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of the Act as an original action or as a defense,
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        claim, or counterclaim; and (2) At any time during the
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     term of a high cost home loan a defense, claim or
                                                                                                                                                                                                                                                           counterclaim.  The aforementioned may both be brought
                                                                                                                                                                                                                                                           after an action to collect on the home loan or
                                                                                                                                                                                                                                                           foreclose on the collateral securing the home loan has
                                                                                                                                                                                                                                                           been initiated, the debt arising from the home loan
                                                                                                                                                                                                                                                           has been accelerated, or the home loan has become 60
                                                                                                                                                                                                                                                           days in default.  Further, the Act contains a choice
                                                                                                                                                                                                                                                           of law provision permitting actions under either the
                                                                                                                                                                                                                                                           New Jersey Consumer Fraud Act ("NJCFA"), which
                                                                                                                                                                                                                                                           possibly allow for class actions, or the Act. The July
                                                                                                                                                                                                                                                           6, 2004 amendments clarify that a defense, claim, or
                                                                                                                                                                                                                                                           counterclaim may only be brought in an individual
                                                                                                                                                                                                                                                           capacity and may not be asserted in a class action.
                                                                                                                                                                                                                                                           Additionally, the statute provides for punitive
                                                                                                                                                                                                                                                           damages.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.
239279233 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
590279233 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     There is no Assignee Liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
568316687 1        Fixed Purchase                                Primary     AZ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to  There is no Assignee Liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
772405441 1        Fixed Refinance                               Investment  OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
657312877 1        Fixed Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2002. - EV2
426217263 1        ARM   Refinance                               Primary     KY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
141232757 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2002. - EV2
685640780 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2
815149747 1        Fixed Refinance                               Investment  NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
732174821 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
649026990 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2
708192284 1        Fixed Refinance                               Primary     RI                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not                                                          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
102208966 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   arising from servicing or collecting.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
398594766 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
647975844 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
412446517 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
236484025 1        Fixed Refinance                               Primary     IN                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
844284383 1        Fixed Refinance                               Investment  GA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2
175292347 1        Fixed Refinance                               Primary     NC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
374349488 1        Fixed Refinance                               Primary     GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
263046082 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
177986063 1        Fixed Refinance                               Primary     TX                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
651038453 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
354222482 1        Fixed Refinance                               Primary     HI                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
353334504 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
325836068 1        Fixed Refinance                               Primary     CT                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
598721371 1        Fixed Refinance                               Primary     NY                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
203326827 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          estimates. - EV2                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          06/XX/2002 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
168587962 1        ARM   Refinance                               Primary     FL                                                                               3           *** (OPEN) HUD Error: Disbursement date is earlier than notary/security          TILA - 1yr affirmative, 3yrs for rescindable           Yes            RC          C           C           C           C       Yes        No       No     N/A
                                                                                                                                                                          instrument date. - EV3                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
824051850 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance of the Act, except to the extent involved I violations
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
231270200 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program of the Act, except to the extent involved I violations disclosure not provided to the borrower within three (3) days of application. -  arising from servicing or collecting.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                          provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
897974192 1        Fixed Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
537886607 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
894733269 1        ARM   Refinance                               Primary     NC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2
319112841 1        ARM   Refinance                               Primary     OR                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
633941464 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
441565564 1        Fixed Refinance                               Primary     CO                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          03/XX/2003. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
633215313 1        ARM   Purchase                                Investment  FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
531143471 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
226659216 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
284116186 1        ARM   Refinance                               Investment  SC            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
591951609 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
457090374 1        ARM   Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
451575505 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
318594531 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
650867138 1        ARM   Purchase                                Primary     NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.:
                                                                                                                                                                          Disclosure: Broker Initial Disclosure - EV1
376103879 1        ARM   Refinance                               Primary     NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
511696955 1        Fixed Refinance                               Investment  TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
655495458 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
548429604 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
627546143 1        Fixed Refinance                               Primary     MO                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
595304366 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     Assignee liability.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
153158849 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
133616727 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
842004278 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
267383614 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
482996332 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
884815726 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
391018752 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
871298995 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
736085356 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
189226928 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
322114355 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
269465514 1        ARM   Refinance                               Primary     WI                                                                               3           *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local     under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     affirmative claims, 3 years for rescindable
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          01/XX/2005 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV1
782214724 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
786366429 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
742619125 1        ARM   Refinance                               Primary     IN                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
363667564 1        ARM   Refinance                               Primary     GA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Note Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
522917641 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   under TILA
                                                                                                                                                                          testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
337513062 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of the Act, except to the extent involved I violations
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
554431333 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
827958457 1        Fixed Refinance                               Primary     NC                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
551269932 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days assignees would not appear to be liable for violations
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
529825223 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
799571938 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
789340757 1        Fixed Refinance                               Primary     OK                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
548612518 1        Fixed Refinance                               Primary     MI                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   Assignee liability is unclear.  Purchasers and         Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    assignees would not appear to be liable for violations
                                                                                                                                                                          compliance testing. - EV3                                                        of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          borrower at the time of application. - EV2                                       the same creditor.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
818886821 1        ARM   Purchase                                Investment  FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2002. - EV2
705594886 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disbursement date not found in file. Note Date of 06/XX/2004 used as             Assignee liability.
                                                                                                                                                                          disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
725587027 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   that the borrower may have an extended right to
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form incorrect Model Form remains. Because of this
                                                                                                                                                                          should have been used. - EV2                                                     uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
294460609 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
246376506 1        ARM   Purchase                                Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
408694578 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2003 used as disbursement date for compliance testing. - EV2
881859266 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   incorrect Model Form remains. Because of this
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. uncertainty, we continue to recommend that creditors
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     the same creditor.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2002. - EV2
378991905 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
405862793 1        ARM   Refinance                               Second Home CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
855470858 1        Fixed Construction                            Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         assignees would not appear to be liable for violations
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                estimates. - EV2                                                                 of the Act, except to the extent involved I violations
                                                                                           Final Title Policy. - EV1                                                                                                                                       arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          borrower. - EV2                                                                  liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection   of violations.
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to Assignee liability.
                                                                                                                                                                          borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
307653526 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
755997798 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
379189700 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
451813003 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  Assignee liability.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
617545807 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
479169015 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
777342843 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
490121541 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
789604279 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
756446601 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
390767646 1        ARM   Refinance                               Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
701639481 1        ARM   Purchase                                Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
669747662 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
493066210 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
284473404 1        ARM   Purchase                                Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
575777297 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
856930407 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
581709421 1        Fixed Refinance                               Primary     HI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
144687507 1        ARM   Refinance                               Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
340581228 1        ARM   Purchase                                Primary     NC                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
769577805 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA APR -  subject to a 1 year SOL for affirmative    Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       claims, 3 years for rescindable transactions.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          used. - EV2                                                                      affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  TILA ROR Form - Because this issue is not uniformly in Lending Act: Unable to determine if Notice of Right to Cancel was executed on settled among the circuit courts, the continuing risk
                                                                                                                                                                          the proper Model Form. The H-9 form was used instead of the H-8 form, however,   that the borrower may have an extended right to
                                                                                                                                                                          the loan file does not contain evidence that the refinance was by the original   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          creditor. - EV2                                                                  incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          0.125% tolerance. - EV2                                                          the same creditor.

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
128664162 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
304811084 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2
296107756 1        ARM   Construction-Permanent                  Primary     OR            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     under TILA
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
249322493 1        ARM   Construction                            Primary     WA            *** (OPEN) Neg Am Error: Maximum Balance % was not provided - EV3  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                           *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                                implementing regulation, Regulation X, for these type
                                                                                           the standard Due on Sale clause. - EV2                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
163780159 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2     TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
273880011 1        ARM   Construction-Permanent                  Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA
753241941 1        Fixed Construction-Permanent                  Primary     NY                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
419624776 1        Fixed Purchase                                Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
650836445 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
733273549 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
158492540 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  liability provisions within the statute or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
880251750 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance of violations.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          06/XX/2004. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
319072799 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
295788097 1        ARM   Construction-Permanent                  Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
489024192 1        Fixed Construction-Permanent                  Primary     NV                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
760125505 1        ARM   Construction-Permanent                  Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA
190882239 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  Assignee liability.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
477881898 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     affirmative claims, 3 years for rescindable
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          09/XX/2004 used as disbursement date for compliance testing. - EV2               Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
363521184 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
475566473 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
698346940 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
429066900 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file     Assignee liability.
                                                                                                                                                                          contains CHARM Booklet due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
475554069 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
256342473 1        ARM   Refinance                               Investment  CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:                                                         Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3
340297550 1        ARM   Purchase                                Primary     NY            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
586755505 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) Initial Application Indicated ARM Product: Unable to determine if the
                                                                                                                                                                          Intiial Loan Application indicated the loan was an Adjustable Rate Mortgage due to missing information. - EV1
439234055 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                  implementing regulation, Regulation X, for these type
                                                                                           does not contain the following clauses: - EV2                                  *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
845324979 1        Fixed Refinance                               Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to  settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine this application date.  The final date used for testing was            that the borrower may have an extended right to
                                                                                                                                                                          08/XX/2005. - EV2                                                                rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit uncertainty, we continue to recommend that creditors
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   the same creditor.
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1
632671082 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
516859560 1        Fixed Refinance                               Primary     MA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                                                                                                       provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     consequences of a compliance failure remain unclear.
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       In particular, it is probable that a violation of the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     "borrower's interest" standard can be raised as a
                                                                                                                                                                          interest. - EV2                                                                  defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                                                                                                           it is possible that a violation of the "borrower's
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     interest" standard would constitute a violation of the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to  statute.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
609472612 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
102602313 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace                                                         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          period less than minimum per state. - EV2
473550032 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    liability provisions within the statute or
                                                                                                                                                                          time after using credit score. - EV2                                             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
183216289 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
198715930 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
706623055 1        ARM   Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
886675883 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2
640364183 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
452333339 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
791206180 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
156886295 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    liability provisions within the statute or
                                                                                                                                                                          time after using credit score. - EV2                                             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
508766281 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
853150452 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   claims, 3 years for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
369022275 1        ARM   Purchase                                Primary     NY            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           file. - EV3                                                                    Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
162302822 1        ARM   Purchase                                Investment  CA            *** (OPEN) Missing Document: Rider - ARM not provided - EV3        1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
634922717 1        ARM   Refinance                               Primary     NY            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA APR -  subject to a 1 year SOL for affirmative    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     claims, 3 years for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          0.125% tolerance. - EV2                                                          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
411653036 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
680426010 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
536677044 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
213760562 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
587324894 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
267144243 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
743142070 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
653257722 1        ARM   Purchase                                Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
411107018 1        ARM   Refinance                               Investment  NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
661278190 1        ARM   Refinance                               Investment  CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV2
380995352 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
761650403 1        Fixed Purchase                                Primary     OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
556839257 1        Fixed Refinance                               Primary     DC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
534158903 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
239032506 1        Fixed Purchase                                Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
491020377 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
115935204 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
460908135 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
218883162 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
879561925 1        ARM   Refinance                               Investment  PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
726271434 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
655970834 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
505707101 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
768561208 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
482866445 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
788264336 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
299939107 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
204185346 1        ARM   Purchase                                Primary     AL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
159863810 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
835916534 1        ARM   Refinance                               Primary     MO                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
111706706 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   claims, 3 years for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final Assignee liability.
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
187127972 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
713026797 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
896032597 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
487854032 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
658359142 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
855540523 1        ARM   Purchase                                Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
497149717 1        ARM   Refinance                               Primary     RI                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
157175280 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          used. - EV2                                                                      under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  Assignee liability.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
856145534 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
537564195 1        ARM   Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                           does not contain the following clauses: - EV2                                  ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
362632266 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2
427702506 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
528984835 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
504092191 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
264791650 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty
                                                                                                                                                                          requirements - EV2                                                               TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
867374713 1        ARM   Construction-Permanent                  Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
807382541 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
304156364 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
443870533 1        ARM   Purchase                                Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
860871989 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
819459587 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
414227973 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
443542843 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     under TILA
633118442 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
379492079 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   liability provisions within the statute or
                                                                                                                                                                          testing. - EV3                                                                   implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
758651810 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
380328929 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
681669600 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
619315015 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
827846951 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
204491571 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
696915019 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the borrower. - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     incorrect Model Form remains. Because of this
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          determine this application date.  The final date used for testing was            creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          05/XX/2007. - EV2                                                                the same creditor.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
338345408 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
677972447 1        ARM   Refinance                               Primary     ID                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     The Residential Mortgage Practices Act does not appear Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 to provide for assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage
                                                                                                                                                                          Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
308318024 1        Fixed Refinance                               Primary     OR                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
206411573 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
182564140 1        ARM   Purchase                                Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
715731391 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
824321630 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
593646240 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
715957525 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
360036858 1        Fixed Refinance                               Primary     NE                                                                               2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
253010179 1        ARM   Purchase                                Investment  IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
445635269 1        ARM   Refinance                               Investment  NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
735584444 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
860446470 1        ARM   Purchase                                Primary     VA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
474077954 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
601922553 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
880686915 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
865784896 1        ARM   Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
237447482 1        Fixed Refinance                               Primary     MD            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA ROR - 3yrs for rescindable transactions.          Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
868047354 1        ARM   Purchase                                Primary     MN            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
333717535 1        Fixed Refinance                               Primary     CT                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
826096425 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance There is no Assignee Liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
235880104 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2001. - EV2
246966884 1        Fixed Refinance                               Primary     UT                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
315213540 1        Fixed Refinance                               Primary     MA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
159821270 1        ARM   Refinance                               Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
662687464 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2
685981091 1        ARM   Purchase                                Primary     MA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (CLEARED) Massachusetts Rate Threshold Test: Massachusetts High-Cost Home
                                                                                                                                                                          Loan Regulations: Fully Indexed Rate APR, calculated based on Fully Indexed Rate
                                                                                                                                                                          (subject to applicable rate caps) of XX.XX% or APR calculated using the lifetime max of XX.XX% exceeds a threshold of XX.XX% based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.
                                                                                                                                                                          Non-Compliant High Cost Loan. - EV1
461787334 1        ARM   Refinance                               Investment  FL                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2
222084873 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
609440246 1        Fixed Construction-Permanent                  Primary     TX                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
798799021 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
547665837 1        ARM   Purchase                                Investment  SC                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
726700421 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:                                                         Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2003 used as disbursement date for compliance testing. - EV2
457797587 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
290733243 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
330451718 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2
482440464 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      of the Act, except to the extent involved I violations
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          borrower. - EV2                                                                  Assignee liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2         under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage         TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
485076203 1        ARM   Purchase                                Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
130771540 1        ARM   Refinance                               Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
523632073 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
688383380 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA
763869814 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   liability provisions within the statute or
                                                                                                                                                                          testing. - EV3                                                                   implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
288599880 1        ARM   Purchase                                Primary     NJ            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
373778465 1        ARM   Refinance                               Primary     NY            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) RTC Error:  Right to Cancel expiration date is blank. - EV2           RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                                                                                                   liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
113145747 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     affirmative claims, 3 years for rescindable
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
322866841 1        ARM   Refinance                               Investment  NC                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
537043414 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
515044871 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  of violations.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     settled among the circuit courts, the continuing risk
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    that the borrower may have an extended right to
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to  rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          determine this application date.  The final date used for testing was            incorrect Model Form remains. Because of this
                                                                                                                                                                          07/XX/2005. - EV2                                                                uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        the same creditor.
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
687831186 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
496817124 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA Finance Charge - subject to a 1 year SOL for      Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  affirmative claims, 3 years for rescindable
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
343315558 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
206542276 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
502286786 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program affirmative claims, 3 years for rescindable disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
824411380 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
740872588 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
628812203 1        ARM   Refinance                               Primary     NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
199979279 1        ARM   Refinance                               Primary     NE                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program Assignee Liability:  The Anti-Predatory lending        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  provisions arising under the Act extend to persons
                                                                                                                                                                          EV2                                                                              licensed under the Act.  In turn, the Act requires a
                                                                                                                                                                                                                                                           license of any person acting as a "mortgage banker",
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        which includes, among other activities, acquiring and
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   selling ten or more mortgage loans in a calendar year.
                                                                                                                                                                          the borrower. - EV2                                                              Therefore, assignees and purchasers would qualify as
                                                                                                                                                                                                                                                           "mortgage bankers," and would therefore be subject to
                                                                                                                                                                          *** (OPEN) Nebraska Broker Notice: Nebraska Mortgage Bankers Registration and    the enforcement mechanisms in the Act for any
                                                                                                                                                                          Licensing Act:  Mortgage broker has received compensation from the borrower      compliance failure that the assignee itself commits.
                                                                                                                                                                          without providing a written agreement to the borrower. - EV2                     However, failure to comply with the Act will not
                                                                                                                                                                                                                                                           affect the validity or enforceability of any mortgage
                                                                                                                                                                                                                                                           loan. Further, a person acquiring a mortgage loan or
                                                                                                                                                                                                                                                           an interest in a mortgage loan is not required to
                                                                                                                                                                                                                                                           ascertain the extent of compliance with the Act.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
574571016 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
890501275 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
494842997 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
532674897 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
867654909 1        Fixed Purchase                                Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
392284846 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           file. - EV3                                                                    requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
394685083 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
334927472 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
477053182 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
272352034 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
157872167 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
729727548 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          testing. - EV3                                                                   Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
613756520 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
214518025 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
137274553 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Subordination Agreement not provided  2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           - EV3                                                                          program disclosure does not match terms of loan. - EV2                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
839284841 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
416343710 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
191919624 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          time after using credit score. - EV2                                             Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
869237731 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
776403746 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
710707267 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          10/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
641912077 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
399532183 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
349525651 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) RTC Error:  Right to Cancel expiration date is blank. - EV2           RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          EV2                                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
325541529 1        ARM   Purchase                                Primary     NV                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
271960647 1        ARM   Purchase                                Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
447228698 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
706182816 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local
                                                                                                                                                                          compliance testing. - EV3                                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
350372746 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
865711880 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
159200004 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
839235247 1        Fixed Purchase                                Primary     TX                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
159347795 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
655820483 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
121920357 1        Fixed Purchase                                Primary     WA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
396318157 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL claims, 3 years for rescindable transactions.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          estimates. - EV2                                                                 liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
583423891 1        ARM   Purchase                                Primary     NM            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
714573532 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          estimates. - EV2                                                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2008. - EV2
338547609 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
169005780 1        ARM   Purchase                                Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements - EV2                                                               transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
138416270 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      Assignee liability.
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
888756950 1        ARM   Purchase                                Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
607968532 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
178398485 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         affirmative claims, 3 years for rescindable
                                                                                                                                                                          estimates. - EV2                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
665221411 1        ARM   Refinance                               Primary     DC                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
409128625 1        ARM   Purchase                                Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
115289286 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
860019199 1        ARM   Purchase                                Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
827443068 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
132897422 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
371708505 1        ARM   Purchase                                Primary     CA            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           the standard Due on Sale clause. - EV2                                         requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
515743470 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
245423144 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
714391978 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
275142715 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
160018688 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
286925382 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
166962080 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
892938618 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                             requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2008. - EV2
605680753 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         Assignee liability.
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     under TILA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
365839520 1        ARM   Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
897898901 1        ARM   Purchase                                Second Home NY                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
894693328 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          estimates. - EV2                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     under TILA
731975630 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
862177248 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
872006839 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
777387524 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
420708908 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
810434422 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
476731066 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
279451254 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          estimates. - EV2                                                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
805664441 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
304954729 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
842556212 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
564438375 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
421406908 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
144058987 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
693794700 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
809174958 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
450713571 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          estimates. - EV2                                                                 consequences of a compliance failure remain unclear.
                                                                                                                                                                                                                                                           In particular, it is probable that a violation of the
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     "borrower's interest" standard can be raised as a
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     it is possible that a violation of the "borrower's
                                                                                                                                                                          interest. - EV2                                                                  interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                           Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     statute.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          12/XX/2007. - EV2                                                                Assignee liability.
205183981 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
719132293 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
638507102 1        ARM   Refinance                               Primary     CA            *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           - EV3                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
209158676 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
734696096 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
111912659 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
353015311 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
396465862 1        Fixed Refinance                               Primary     ME                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
892179118 1        Fixed Refinance                               Primary     UT                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
207285650 1        Fixed Refinance                               Investment  VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
721616151 1        Fixed Purchase                                Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace  There is no Assignee Liability.
                                                                                                                                                                          period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
781112341 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
507483435 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program claims, 3 years for rescindable transactions.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          EV2                                                                              liability.

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of XX.XX% is  TILA Finance Charge - subject to a 1 year SOL for underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2  affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
317303334 1        Fixed UTD                                     UTD         NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2002 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          03/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
705642663 1        ARM   Refinance                               Primary     MS                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
301245221 1        ARM   Purchase                                Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
321739940 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1
113030091 1        ARM   Purchase                                Investment  SC            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2
824451337 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
814847429 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
864920098 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
255086033 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
598069265 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
700185392 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   incorrect Model Form remains. Because of this
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form uncertainty, we continue to recommend that creditors
                                                                                                                                                                          should have been used. - EV2                                                     use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD- the same creditor.
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1
544519982 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
630293578 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
280399147 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
623471483 1        ARM   Refinance                               Primary     MD            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
670662114 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
183862956 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV1
545499234 1        ARM   Refinance                               Investment  WA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
865591470 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
434340402 1        ARM   Refinance                               Primary     UT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to  settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine this application date.  The final date used for testing was            that the borrower may have an extended right to
                                                                                                                                                                          09/XX/2006. - EV2                                                                rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Application Date. - EV2                                                          creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
384062251 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine this application date.  The final date used for testing was            that the borrower may have an extended right to
                                                                                                                                                                          03/XX/2007. - EV2                                                                rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
607668810 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
437649784 1        Fixed Purchase                                Primary     NC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
307230931 1        ARM   Purchase                                Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
471148612 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
450322427 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
463570832 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
694580175 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
416559237 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
549286302 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
697386246 1        ARM   Purchase                                Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
216570248 1        ARM   Refinance                               Primary     NM                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     claims, 3 years for rescindable transactions.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     Assignee liability.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
802135002 1        Fixed Refinance                               Primary     CA            *** (OPEN) Cash to Borrower is greater than the lesser of 2% of    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           the loan amount or $2000 - EV3                                                 date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
136402377 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
752545071 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
545927942 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
335979049 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1
690683800 1        ARM   Purchase                                Second Home WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
814911360 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
530997171 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
684131317 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
166275638 1        ARM   Refinance                               Investment  WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
767228070 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
794233527 1        ARM   Refinance                               Primary     HI                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
544180634 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
485050221 1        ARM   Purchase                                Primary     SC            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        Exceptions occurring more than 6 years ago may be      Yes            RD          D           D           D           D       Yes        N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          outside the states statute of limitations. Due to the
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     potential remedies available to a court, this
                                                                                                                                                                                                                                                           exception carries elevated risk to an assignee during
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program the initial 6 years after occurrence of the violation.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  After the expiration of this 6 year period, the
                                                                                                                                                                          EV2                                                                              exception retains risk for claims raised as a defense
                                                                                                                                                                                                                                                           to foreclosure, but not at the same level as during
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        the initial 6 years for affirmative claims.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    under TILA

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2
449465018 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
874088825 1        ARM   Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
258960390 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          05/XX/2007. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
893623621 1        ARM   Refinance                               Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
349338543 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
684239135 1        ARM   Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
545458351 1        ARM   Refinance                               Primary     UT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
787823436 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
495378607 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
663495798 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2007 used as disbursement date for compliance testing. - EV2
215020465 1        ARM   Purchase                                Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
677895408 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
737037614 1        ARM   Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
401831983 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
413870273 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
801925465 1        ARM   Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
186460971 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
766274237 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
898181260 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
330527108 1        ARM   Purchase                                Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      Good Faith Estimate used for any applicable Federal, State or Local compliance   liability provisions within the statute or
                                                                                                                                                                          testing. - EV3                                                                   implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
768805788 1        ARM   Refinance                               Primary     MD                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty
                                                                                                                                                                          requirements - EV2                                                               TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
727170957 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
321614108 1        ARM   Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
839475808 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                           *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                                implementing regulation, Regulation X, for these type
                                                                                           the standard Due on Sale clause. - EV2                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
610087013 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
382089202 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     settled among the circuit courts, the continuing risk
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  incorrect Model Form remains. Because of this
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    the same creditor.
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
881639020 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     assignees would not appear to be liable for violations
                                                                                                                                                                          amount of $xx - EV2                                                              of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          borrower. - EV2                                                                  affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection   Assignee liability.
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
274602421 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
839027477 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
202397685 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
885803983 1        ARM   Refinance                               Investment  DE                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
586749060 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
778817066 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
300890630 1        ARM   Refinance                               Primary     HI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
165830567 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
773252404 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
849165253 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
281540654 1        ARM   Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
347944909 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
273864644 1        ARM   Purchase                                Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
835399606 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
783451617 1        ARM   Purchase                                Investment  NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
593091801 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   that the borrower may have an extended right to
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form incorrect Model Form remains. Because of this
                                                                                                                                                                          should have been used. - EV2                                                     uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan            creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          transaction disbursed on 10/XX/2007, prior to three (3) business days from       the same creditor.
                                                                                                                                                                          transaction date of 10/XX/2007. - EV2
566855376 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
364448710 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
602053811 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    settled among the circuit courts, the continuing risk
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to  that the borrower may have an extended right to
                                                                                                                                                                          determine this application date.  The final date used for testing was            rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          09/XX/2007. - EV2                                                                incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form the same creditor.
                                                                                                                                                                          should have been used. - EV2
218421458 1        ARM   Refinance                               Primary     UT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
404971914 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
524226036 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
855086746 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
517519015 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
407267710 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
726254755 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
770276661 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
308995263 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
640494066 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
504686863 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
205276748 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
119895671 1        ARM   Refinance                               Second Home CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
325766217 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
614606422 1        Fixed Refinance                               Investment  NJ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
319373262 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        under TILA
                                                                                                                                                                          Arrangement Disclosure. - EV2
564755435 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
390580899 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
681164504 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  There is no Assignee Liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2                                                                TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    that the borrower may have an extended right to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Application Date. - EV2                                                          incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- the same creditor.
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
853374967 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
162500497 1        ARM   Purchase                                Investment  NV                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
443835683 1        Fixed Refinance                               Investment  CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2
751053797 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
152420726 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
776896650 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        under TILA
                                                                                                                                                                          Arrangement Disclosure. - EV2
423429929 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        under TILA
                                                                                                                                                                          Arrangement Disclosure. - EV2
185981512 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
189570857 1        ARM   Refinance                               Primary     CA            *** (OPEN) 1003 Error: Creditor Application Date was not provided  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           - EV3                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  affirmative claims, 3 years for rescindable
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
853979374 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
365346292 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program of violations.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
457118510 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   settled among the circuit courts, the continuing risk
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   that the borrower may have an extended right to
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          should have been used. - EV2                                                     incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
137565817 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
791187817 1        Fixed Refinance                               Primary     AZ                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA ROR Form - Because this issue is not uniformly    Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          settled among the circuit courts, the continuing risk
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
428042254 1        ARM   Refinance                               Primary     NC            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        under TILA
                                                                                                                                                                          Arrangement Disclosure. - EV2
632836802 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
496209239 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
491402141 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
838881415 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        that the borrower may have an extended right to
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          should have been used. - EV2                                                     the same creditor.
815404434 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
314471412 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
566754211 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
491363168 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
137148345 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  settled among the circuit courts, the continuing risk
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
512710001 1        ARM   Refinance                               Second Home CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
460750703 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
507816613 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
327802417 1        ARM   Refinance                               Second Home MA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2
194943990 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
284861317 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
594521646 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
784499503 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
625355178 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
714912663 1        ARM   Refinance                               Investment  MA                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting   There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2
676272449 1        ARM   Refinance                               Primary     CA            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           the standard Due on Sale clause. - EV2                                         program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
344609223 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
211380484 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
373485743 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program of violations.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
211976716 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
690868109 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
614106731 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
486897571 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
607469336 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
203556034 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
637132567 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    settled among the circuit courts, the continuing risk
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to  that the borrower may have an extended right to
                                                                                                                                                                          determine this application date.  The final date used for testing was            rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          02/XX/2006. - EV2                                                                incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form the same creditor.
                                                                                                                                                                          should have been used. - EV2
143704849 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
132884102 1        Fixed Purchase                                Primary     UT                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          04/XX/2006. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
109946069 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
614829104 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
547928959 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
810500391 1        ARM   Purchase                                Investment  AR                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
484713904 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
510689309 1        ARM   Refinance                               Investment  CA            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           not provided - EV3                                                             not provide FACTA Credit Score Disclosure. - EV2
683504228 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
643464892 1        ARM   Purchase                                Second Home NC                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
418674177 1        ARM   Refinance                               Investment  NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
687519015 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    incorrect Model Form remains. Because of this
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine this application date.  The final date used for testing was            use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          07/XX/2006. - EV2                                                                creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
806663747 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
823956283 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
469006406 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   liability provisions within the statute or
                                                                                                                                                                          testing. - EV3                                                                   implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
488502215 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
258320022 1        Fixed Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
899819662 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
453898123 1        Fixed Purchase                                Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2001 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
238921939 1        Fixed UTD                                     UTD         OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
363754649 1        Fixed Purchase                                UTD         IL            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    N/A
                                                                                           not provided - EV3                                                             HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
309858006 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
871229224 1        Fixed Purchase                                Primary     CT                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                            Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
722398798 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
884493081 1        ARM   Refinance                               Primary     ID                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
479119505 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
405449853 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
426258546 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
128602603 1        ARM   Refinance                               Primary     FL            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           the standard Due on Sale clause. - EV2
312706508 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
825149311 1        Fixed Purchase                                Second Home TX                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  There is no Assignee Liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
524799444 1        Fixed Refinance                               Primary     CT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
675528272 1        Fixed Refinance                               Investment  IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
102142963 1        ARM   Refinance                               Investment  WA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1
316060683 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
447743723 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
747682603 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
358181671 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
364315303 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     under TILA
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
143017752 1        ARM   Refinance                               Investment  AZ                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
237203848 1        Fixed Purchase                                Primary     NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
135640137 1        Fixed Refinance                               Primary     NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
287439630 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
799088490 1        ARM   Purchase                                Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
167667910 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
585819680 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
266134289 1        ARM   Purchase                                Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
847404826 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
679457016 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         Assignee liability.
                                                                                                                                                                          estimates. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
151673792 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
279287731 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
186211327 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
761483288 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
484662962 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        liability provisions within the statute or
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
796224635 1        ARM   Refinance                               Second Home NC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
567928065 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                             able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
185409488 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
236560967 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
145806507 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
816672121 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
118878928 1        ARM   Refinance                               Primary     RI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
517986857 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
800255234 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   3           *** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan Assignee Liability: Assignees and purchasers of New    Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                           the standard Due on Sale clause. - EV2                                         contains an impermissible late charge of greater than 5.0% or a grace period     Jersey high cost home loans are subject to all
                                                                                                                                                                          less than 15 days. - EV3                                                         affirmative claims and any defenses with respect to
                                                                                                                                                                                                                                                           the loan that the borrower could assert against the
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        original creditor of the loan.  Section 6(c) of the
                                                                                                                                                                                                                                                           Act also provides that a borrower acting only in an
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program individual capacity may assert against the creditor or
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   any subsequent holder or assignee:  (1) Within six
                                                                                                                                                                                                                                                           years of the closing of covered home loan, a violation
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of the Act as an original action or as a defense,
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   claim, or counterclaim; and (2) At any time during the
                                                                                                                                                                          the borrower. - EV2                                                              term of a high cost home loan a defense, claim or
                                                                                                                                                                                                                                                           counterclaim.  The aforementioned may both be brought
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     after an action to collect on the home loan or
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    foreclose on the collateral securing the home loan has
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to  been initiated, the debt arising from the home loan
                                                                                                                                                                          determine this application date.  The final date used for testing was            has been accelerated, or the home loan has become 60
                                                                                                                                                                          10/XX/2003. - EV2                                                                days in default.  Further, the Act contains a choice
                                                                                                                                                                                                                                                           of law provision permitting actions under either the
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   New Jersey Consumer Fraud Act ("NJCFA"), which
                                                                                                                                                                          EV2                                                                              possibly allow for class actions, or the Act. The July
                                                                                                                                                                                                                                                           6, 2004 amendments clarify that a defense, claim, or
                                                                                                                                                                                                                                                           counterclaim may only be brought in an individual
                                                                                                                                                                                                                                                           capacity and may not be asserted in a class action.
                                                                                                                                                                                                                                                           Additionally, the statute provides for punitive
                                                                                                                                                                                                                                                           damages.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
874696684 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2002. - EV2
203987891 1        ARM   UTD                                     UTD         FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/1998 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          03/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
708567046 1        Fixed Refinance                               Investment  WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/1998. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/1998 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 06/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
407213512 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Note Addendum - Prepayment not        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           provided - EV3                                                                 date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                determine this application date.  The final date used for testing was
                                                                                           Final Title Policy. - EV1                                                      10/XX/2003. - EV2
690731082 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
636803840 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
475409815 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2
465375656 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2000. - EV2
131943147 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2
799282129 1        Fixed Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
580147754 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
586242352 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A
234406931 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
116477678 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
152305149 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
187066100 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
300392063 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
394134743 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
482094282 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
595780029 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the borrower. - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  incorrect Model Form remains. Because of this
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds        creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          maximum per state. - EV2                                                         the same creditor.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
787970088 1        ARM   Refinance                               Primary     KY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
464417512 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
281240640 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    incorrect Model Form remains. Because of this
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine this application date.  The final date used for testing was            use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          04/XX/2005. - EV2                                                                creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
340179360 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
220855116 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
388914362 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
723345084 1        ARM   Refinance                               Primary     SC                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   outside the states statute of limitations. Due to the
                                                                                                                                                                                                                                                           potential remedies available to a court, this
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        exception carries elevated risk to an assignee during
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   the initial 6 years after occurrence of the violation.
                                                                                                                                                                          the borrower. - EV2                                                              After the expiration of this 6 year period, the
                                                                                                                                                                                                                                                           exception retains risk for claims raised as a defense
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     to foreclosure, but not at the same level as during
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    the initial 6 years for affirmative claims.
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          05/XX/2004. - EV2                                                                under TILA

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2
130159824 1        ARM   Refinance                               Primary     CO            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the borrower. - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     incorrect Model Form remains. Because of this
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          determine this application date.  The final date used for testing was            creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          06/XX/2004. - EV2                                                                the same creditor.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
718382583 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
600815190 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2000. - EV2
401728398 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
606879591 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Initial Application Indicated ARM Product: Unable to determine if the
                                                                                                                                                                          Intiial Loan Application indicated the loan was an Adjustable Rate Mortgage due to missing information. - EV1
292172340 1        ARM   Purchase                                Primary     ID            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           not provided - EV3                                                             disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
792300967 1        Fixed Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
493508721 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
482821026 1        ARM   Refinance                               Primary     NV            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local
                                                                                                                                                                          compliance testing. - EV3                                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
272329874 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
209313356 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
687403375 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
400290595 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
736056219 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
146222951 1        ARM   Refinance                               Primary     OK            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           the standard Due on Sale clause. - EV2                                         disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2                  Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
821668659 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
306981682 1        Fixed Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
112380807 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
578377832 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
856541938 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
415926683 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
126110349 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
651939981 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
116742063 1        Fixed Purchase                                Primary     IN                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
178223543 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
557837912 1        ARM   Purchase                                Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
803179928 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
852311383 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   The Consumer Sales Practices Act (CSPA) generally does Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          EV2                                                                              not provide for assignee liability. The Act provides
                                                                                                                                                                                                                                                           that no claim or defense may be asserted under the Act
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Ohio Consumer Sales          by the Attorney General or any consumer against a
                                                                                                                                                                          Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information      purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          Document not received by borrower within five (5) business days of application.  any action under the statute unless: (a) the violation
                                                                                                                                                                          - EV2                                                                            was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                                                                                                           assignee or purchaser is affiliated by common control
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:      with the seller of the loan at the time the loan was
                                                                                                                                                                          Consumer did not receive the required Closing Disclosure. - EV2                  purchased or assigned.
                                                                                                                                                                                                                                                           The CSPA gives authority to the Office to bring class
                                                                                                                                                                                                                                                           actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                                                                                                           Additionally, the CSPA provides borrowers with a
                                                                                                                                                                                                                                                           private right of action. Therefore, it is possible
                                                                                                                                                                                                                                                           that any action commenced under the CSPA could result
                                                                                                                                                                                                                                                           in reputational damage. Moreover, note that since the
                                                                                                                                                                                                                                                           borrower is allowed to seek equitable remedies in a
                                                                                                                                                                                                                                                           court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.
270140126 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
440579448 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No
533184524 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
752753798 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
517803568 1        Fixed Purchase                                Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
636512270 1        Fixed Refinance                               Investment  SC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
260337069 1        Fixed Refinance                               Primary     CT                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
432174564 1        Fixed Refinance                               Investment  MN                                                                               3           *** (OPEN) Minnesota Subprime Threshold Test - Compliant: Minnesota Subprime     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Loan: APR on subject loan of XX.XX% or Final Disclosure APR of XX.XX% is in      assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                          excess of allowable threshold of USTreasury XX.XX% + 3%, or XX.XX%.  Compliant   to be liable for violations of the Act. However,
                                                                                                                                                                          Subprime Loan. - EV3                                                             effective 8/1/07, although there does not appear to be
                                                                                                                                                                                                                                                           any explicit assignee liability, because a new private
                                                                                                                                                                          *** (OPEN) Minnesota Ability To Repay Testing: Minnesota Residential Mortgage    right of action permits a court to award statutory
                                                                                                                                                                          Originator and Servicer Licensing Act: File does not contain evidence that       damages equal to the amount of all lender fees
                                                                                                                                                                          analysis of borrower's ability to repay was performed based on verified income,  included in the amount of the principal of the obligations, assets, and/or employment using PITI payment based on fully indexed residential mortgage loan, there is the potential that
                                                                                                                                                                          rate and max balance, if applicable. - EV2                                       secondary market participants may be adversely
                                                                                                                                                                                                                                                           affected.
                                                                                                                                                                          *** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage
                                                                                                                                                                          Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
429378047 1        ARM   Refinance                               Primary     OR                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          11/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
217323934 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
162092775 1        Fixed Refinance                               Investment  CO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code:    Assignee Liability:  For a transaction involving a     Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Borrower not provided First Lien Refinance Notice. - EV2                         security interest in land, any action that may be
                                                                                                                                                                                                                                                           brought against the original creditor may be
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     maintained against any subsequent assignee where the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    assignee, its subsidiaries, or affiliates were in a
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to  continuing business relationship with the original
                                                                                                                                                                          determine this application date.  The final date used for testing was            creditor either at the time the credit was extended or
                                                                                                                                                                          10/XX/2007. - EV2                                                                at the time of the assignment unless the assignment
                                                                                                                                                                                                                                                           was involuntary or the assignee shows by a
                                                                                                                                                                                                                                                           preponderance of evidence that it did not have
                                                                                                                                                                                                                                                           reasonable grounds to believe that the original
                                                                                                                                                                                                                                                           creditor was engaged in violations of the code and
                                                                                                                                                                                                                                                           that it maintained procedures reasonably adapted to
                                                                                                                                                                                                                                                           apprise it of the existence of the violations.
543055297 1        Fixed Refinance                               Primary     MN                                                                               3           *** (OPEN) Minnesota Subprime Threshold Test - Compliant: Minnesota Subprime     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Loan: APR on subject loan of XX.XX% or Final Disclosure APR of XX.XX% is in      assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                          excess of allowable threshold of USTreasury XX.XX% + 3%, or XX.XX%.  Compliant   to be liable for violations of the Act. However,
                                                                                                                                                                          Subprime Loan. - EV3                                                             effective 8/1/07, although there does not appear to be
                                                                                                                                                                                                                                                           any explicit assignee liability, because a new private
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance right of action permits a court to award statutory
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     damages equal to the amount of all lender fees
                                                                                                                                                                          amount of $xx - EV2                                                              included in the amount of the principal of the
                                                                                                                                                                                                                                                           residential mortgage loan, there is the potential that
                                                                                                                                                                          *** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota          secondary market participants may be adversely
                                                                                                                                                                          Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to affected.
                                                                                                                                                                          repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage       affirmative claims, 3 years for rescindable
                                                                                                                                                                          Originator and Servicer Licensing Act: Refinance of a "special mortgage" without transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          evidence that borrower received counseling on advisability of transaction by an  Assignee liability.
                                                                                                                                                                          authorized independent loan counselor. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
394119585 1        Fixed Refinance                               Primary     OR                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
475271930 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A
494712935 1        Fixed Refinance                               Primary     NV                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
184836401 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
567259141 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          11/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
845615505 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
706610455 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program to be liable for violations of the Act. However, disclosure not provided to the borrower within three (3) days of application. -  effective 8/1/07, although there does not appear to be
                                                                                                                                                                          EV2                                                                              any explicit assignee liability, because a new private
                                                                                                                                                                                                                                                           right of action permits a court to award statutory
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        damages equal to the amount of all lender fees
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   included in the amount of the principal of the
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  affected.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator liability provisions within the statute or
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   implementing regulation, Regulation X, for these type
                                                                                                                                                                          penalty. - EV2                                                                   of violations.

                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          There is no Assignee Liability.
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) Minnesota Financed Fees: Minnesota Residential Originator and
                                                                                                                                                                          Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total
                                                                                                                                                                          Loan Amount. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
539974321 1        Fixed Refinance                               Primary     AL                                                                               2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          exceeds maximum per state. - EV2                                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  of violations.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
341013022 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           The regulations do not clarify the enforcement
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 consequences of a compliance failure remain unclear.
                                                                                                                                                                                                                                                           In particular, it is probable that a violation of the
                                                                                                                                                                          *** (OPEN) Massachusetts Greater Than $6,000 Late Charge Grace Period Testing:   "borrower's interest" standard can be raised as a
                                                                                                                                                                          Note grace period less than minimum per state. - EV2                             defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                                                                                                           it is possible that a violation of the "borrower's
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     interest" standard would constitute a violation of the
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     statute.
                                                                                                                                                                          interest. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note
                                                                                                                                                                          late charge exceeds maximum per state. - EV2                                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

                                                                                                                                                                          *** (CLEARED) Massachusetts Rate Threshold Test: Massachusetts High-Cost Home
                                                                                                                                                                          Loan Regulations: Fully Indexed Rate APR, calculated based on Fully Indexed Rate
                                                                                                                                                                          (subject to applicable rate caps) of XX.XX% or APR calculated using the lifetime max of XX.XX% exceeds a threshold of XX.XX% based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.
                                                                                                                                                                          Non-Compliant High Cost Loan. - EV1
776887254 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No
833920322 1        Fixed Refinance                               Primary     TX            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
789447313 1        ARM   Refinance                               Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note
                                                                                                                                                                          grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
241631778 1        Fixed Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  For a transaction involving a     Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           security interest in land, any action that may be
                                                                                                                                                                          *** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code:    brought against the original creditor may be
                                                                                                                                                                          Borrower not provided First Lien Refinance Notice. - EV2                         maintained against any subsequent assignee where the
                                                                                                                                                                                                                                                           assignee, its subsidiaries, or affiliates were in a
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  continuing business relationship with the original
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 creditor either at the time the credit was extended or
                                                                                                                                                                                                                                                           at the time of the assignment unless the assignment
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance was involuntary or the assignee shows by a
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     preponderance of evidence that it did not have
                                                                                                                                                                          amount of $xx - EV2                                                              reasonable grounds to believe that the original
                                                                                                                                                                                                                                                           creditor was engaged in violations of the code and
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     that it maintained procedures reasonably adapted to
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    apprise it of the existence of the violations.
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          11/XX/2006. - EV2                                                                liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    of violations.
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2                                                          There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
824558708 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
659724799 1        Fixed Refinance                               Primary     DE                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Delaware Late Charge Percent Testing: Note late charge exceeds        implementing regulation, Regulation X, for these type
                                                                                                                                                                          maximum per state. - EV2                                                         of violations.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
129620589 1        Fixed Refinance                               Investment  NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
355300761 1        ARM   Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
380293797 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
390473450 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
729930159 1        ARM   Purchase                                Investment  WA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          12/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
170161322 1        ARM   Refinance                               Investment  WA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
754530547 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
825287370 1        ARM   Refinance                               Investment  TX                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting                                                          Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2001. - EV2
860418592 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  Assignee liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
112522390 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
414757519 1        Fixed Refinance                               Primary     OR                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2002. - EV2
601732058 1        Fixed Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                11/XX/1999 which is X months prior to consummation. A lookback was performed to
                                                                                           Final Title Policy. - EV1                                                      determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/1999. - EV2
532870915 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
246875535 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2002. - EV2
205425682 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
784636502 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
504544426 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
137335881 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
550324885 1        ARM   Refinance                               Primary     NC                                                                               3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home     Assignee liability is unclear.  A holder of the loan   Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          Loan: Unable to determine if refinance loan was made without a tangible net      may be exposed to the consequences if the loan is
                                                                                                                                                                          benefit to borrower due to missing prior loan information. - EV3                 deemed usurious, resulting in forfeiture of all
                                                                                                                                                                                                                                                           interest and return of twice the interest paid, or if
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        the violation constitutes a deceptive act or practice,
                                                                                                                                                                                                                                                           subjecting the holder to treble damages, but not both.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2
791458200 1        Fixed Purchase                                Primary     UT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.  Assignee liability.
                                                                                                                                                                          - EV2
613608025 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
427106539 1        ARM   Refinance                               Primary     SC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2001. - EV2
757296809 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   arising from servicing or collecting.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
586351935 1        ARM   Refinance                               Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
260266352 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   assignees would not appear to be liable for violations
                                                                                                                                                                          used. - EV2                                                                      of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2
731070674 1        Fixed Refinance                               Primary     AL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
799744886 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2
530455223 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage       Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at  assignees would not appear to be liable for violations
                                                                                                                                                                          the time of application. - EV2                                                   of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
845269407 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance of the Act, except to the extent involved I violations
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
333405076 1        Fixed Refinance                               Primary     WI                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
963134320 1        ARM   Refinance                               Primary     TN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
446926765 1        Fixed Refinance                               Primary     AL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
146881221 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA ROR - 3yrs for rescindable transactions.          Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
885966713 1        Fixed Refinance                               Primary     MN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
423265306 1        Fixed Purchase                                Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
108385404 1        ARM   Purchase                                Primary     CT            *** (OPEN) Missing Document: Purchase Agreement / Sales Contract   2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           not provided - EV3                                                             Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
540424012 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
142177064 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
809722300 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
510708226 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
229423098 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
447661679 1        ARM   Purchase                                Second Home OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2
805764345 1        ARM   Purchase                                Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  liability provisions within the statute or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          10/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) RESPA 2010:  HUD - 1 was not prepared on the correct form with an application date after 12/31/2009. - EV2
789713915 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          10/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
610241733 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
266396452 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          to Cancel was not provided. - EV2
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
231026826 1        ARM   Refinance                               Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   under TILA
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
799381869 1        ARM   Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
827324314 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
788418986 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
103086703 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
655346900 1        ARM   Refinance                               Investment  FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2
627646934 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          determine this application date.  The final date used for testing was            settled among the circuit courts, the continuing risk
                                                                                                                                                                          10/XX/2003. - EV2                                                                that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    incorrect Model Form remains. Because of this
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Application Date. - EV2                                                          use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   the same creditor.
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
409116054 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
531885688 1        ARM   Purchase                                Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
715723320 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
748433479 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2
158707357 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2
583853552 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  requirements - EV2                                                               transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2
539581509 1        ARM   Refinance                               Investment  FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
321824866 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
632546666 1        ARM   Refinance                               Primary     MD                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
405436816 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
271258418 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
571074478 1        ARM   Refinance                               Primary     IN            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
453844258 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
142469367 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program of the Act, except to the extent involved I violations disclosure not provided to the borrower within three (3) days of application. -  arising from servicing or collecting.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                          provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2
783226619 1        Fixed Refinance Cash-out - Other              Primary     NC                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
642832302 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (CLEARED) Massachusetts Rate Threshold Test: Massachusetts High-Cost Home
                                                                                                                                                                          Loan Regulations: Fully Indexed Rate APR, calculated based on Fully Indexed Rate
                                                                                                                                                                          (subject to applicable rate caps) of XX.XX% or APR calculated using the lifetime max of XX.XX% exceeds a threshold of XX.XX% based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.
                                                                                                                                                                          Non-Compliant High Cost Loan. - EV1
915253244 1        ARM   Refinance                               Primary     IL                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          10/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
851853492 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
281290059 1        ARM   Refinance                               Primary     OK                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
501783563 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
465665411 1        Fixed Refinance                               Primary     MS                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
389009821 1        ARM   Refinance                               Primary     AZ                                                                               3           *** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature      There is no Assignee Liability.                        Yes            RC          C           C           C           C       Yes        No       No     N/A
                                                                                                                                                                          date. - EV3
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) HUD Error: Disbursement date is earlier than notary/security          under TILA
                                                                                                                                                                          instrument date. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
566369484 1        Fixed Refinance                               Primary     DC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
817680791 1        Fixed Refinance Cash-out - Other              Primary     DC             *** (OPEN) Missing initial 1003 - Rating - 3;                     1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
162463290 1        Fixed Purchase                                Primary     IN                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       N/A    No
889443448 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
373743051 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
606015934 1        Fixed UTD                                     Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
292938515 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
535159233 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
859706231 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
150483192 1        Fixed Refinance                               Primary     FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
866380355 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
821438306 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
106179972 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
548059535 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
523536179 1        ARM   Refinance                               Primary     PA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
133521749 1        ARM   Refinance                               Primary     NY                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
106699149 1        Fixed Refinance                               Primary     NJ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
443804641 1        Fixed Refinance                               Primary     ME            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
529304584 1        Fixed Refinance                               Primary     MN                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
728388460 1        Fixed Refinance                               Primary     PA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
414778299 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  of violations.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          contains CHARM Booklet due to missing information. - EV2                         Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
754445162 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
290956735 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
169615092 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
304279034 1        ARM   Purchase                                Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2
615837444 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        Assignee liability.
                                                                                                                                                                          requirements - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program under TILA disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
113238580 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
476540088 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) HUD Error: Contract sales price is blank. - EV3                       TILA - 1yr affirmative, 3yrs for rescindable           Yes            RC          C           C           C           C       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
536650187 1        ARM   Refinance                               Primary     UT            *** (OPEN) ARM Error: Initial Rate Minimum was not provided - EV3  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)              *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           not provided - EV3                                                             disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
711987863 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
862817082 1        ARM   Refinance                               Primary     MI            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program of the Act, except to the extent involved I violations
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      under TILA
                                                                                                                                                                          borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
800715908 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
540794071 1        ARM   Purchase                                Second Home CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
770314748 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
775383820 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     under TILA
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2003 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2
385400820 1        ARM   Refinance                               Primary     MI            *** (OPEN) Missing Document: Flood Certificate not provided - EV3  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Assignee liability.
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to
                                                                                                                                                                          borrower. - EV2                                                                  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2         TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
431204822 1        ARM   Refinance                               Primary     DE                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
700786183 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
168818448 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     effective 8/1/07, although there does not appear to be
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 any explicit assignee liability, because a new private
                                                                                                                                                                                                                                                           right of action permits a court to award statutory
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  damages equal to the amount of all lender fees
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          included in the amount of the principal of the
                                                                                                                                                                                                                                                           residential mortgage loan, there is the potential that
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator secondary market participants may be adversely
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   affected.
                                                                                                                                                                          penalty. - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          liability provisions within the statute or
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   implementing regulation, Regulation X, for these type
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. - of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
585491124 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
650523206 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
337904127 1        ARM   Purchase                                Primary     SC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           outside the states statute of limitations. Due to the
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program potential remedies available to a court, this
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   exception carries elevated risk to an assignee during
                                                                                                                                                                                                                                                           the initial 6 years after occurrence of the violation.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        After the expiration of this 6 year period, the
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   exception retains risk for claims raised as a defense
                                                                                                                                                                          the borrower. - EV2                                                              to foreclosure, but not at the same level as during
                                                                                                                                                                                                                                                           the initial 6 years for affirmative claims.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2
434178086 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance implementing regulation, Regulation X, for these type
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     of violations.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance under TILA with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   affirmative claims, 3 years for rescindable
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
178085957 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
641112242 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
552860981 1        ARM   Refinance                               Investment  IL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
487784090 1        ARM   Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
238734307 1        ARM   Purchase                                Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           The secondary market purchase of a loan does not
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     trigger coverage of the statute.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine this application date.  The final date used for testing was            under TILA
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:
                                                                                                                                                                          Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
509189493 1        ARM   Refinance                               Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
699500359 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
676442441 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
793947434 1        ARM   Refinance                               Investment  NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
796450713 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     implementing regulation, Regulation X, for these type
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    of violations.
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
589434986 1        ARM   Purchase                                Investment  NV            *** (OPEN) Missing Document: Rider - ARM not provided - EV3        3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                compliance testing. - EV3
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2
822749770 1        ARM   Purchase                                Investment  NV                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2
787460584 1        ARM   Purchase                                Investment  NV                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
374350710 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
729555290 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
143211678 1        ARM   Purchase                                Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
436429922 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
350380475 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
797208478 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
722017314 1        ARM   Construction-Permanent                  Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
842372700 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
583134418 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
788540665 1        ARM   Purchase                                Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
640833090 1        ARM   Purchase                                Investment  NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
814277328 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
892245168 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
895938379 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
832301438 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
277378464 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
100582370 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
757759637 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
839490228 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         Assignee liability.
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
732709980 1        ARM   Refinance                               Investment  MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
517695804 1        ARM   Refinance                               Primary     CO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  of violations.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
689289887 1        ARM   Refinance                               Primary     NY            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
350908300 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           The regulations do not clarify the enforcement
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       consequences of a compliance failure remain unclear.
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     In particular, it is probable that a violation of the
                                                                                                                                                                          interest. - EV2                                                                  "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     it is possible that a violation of the "borrower's
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    interest" standard would constitute a violation of the
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to  Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          determine this application date.  The final date used for testing was            statute.
                                                                                                                                                                          01/XX/2005. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     under TILA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
606934433 1        ARM   Refinance                               Investment  NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
380205884 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        liability provisions within the statute or
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
397112542 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
395134991 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
768485483 1        Fixed Refinance                               Second Home NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    liability provisions within the statute or
                                                                                                                                                                          time after using credit score. - EV2                                             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
829801945 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
536098966 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
309346067 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      HUD-1.  No document containing fees provided.  Any applicable Federal, State or  liability provisions within the statute or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
257185699 1        Fixed Refinance                               Primary     IA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
476900787 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
879467759 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
528112881 1        ARM   Refinance                               Primary     ME                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
606614293 1        Fixed Refinance                               Primary     WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
294684977 1        Fixed Refinance                               Primary     NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
897038164 1        Fixed Refinance                               Primary     MA                                                                               2           *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     consequences of a compliance failure remain unclear.
                                                                                                                                                                          interest. - EV2                                                                  In particular, it is probable that a violation of the
                                                                                                                                                                                                                                                           "borrower's interest" standard can be raised as a
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    it is possible that a violation of the "borrower's
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to  interest" standard would constitute a violation of the
                                                                                                                                                                          determine this application date.  The final date used for testing was            Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          09/XX/2005. - EV2                                                                statute.

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
899974358 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
593356278 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
288089985 1        ARM   Refinance                               Primary     IA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
890293754 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
308372054 1        Fixed Refinance                               Investment  AZ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.:
                                                                                                                                                                          Disclosure: Broker Initial Disclosure - EV1
483501615 1        Fixed Refinance                               Primary     VA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.:
                                                                                                                                                                          Disclosure: Broker Initial Disclosure - EV1
838022368 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
363453511 1        ARM   Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
456947927 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that the borrower may have an extended right to
                                                                                                                                                                          the borrower. - EV2                                                              rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         the same creditor.
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
778975231 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
681352980 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
671732130 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
553185422 1        ARM   Refinance                               Investment  VA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
876759256 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   incorrect Model Form remains. Because of this
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form uncertainty, we continue to recommend that creditors
                                                                                                                                                                          should have been used. - EV2                                                     use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
445043874 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              The regulations do not clarify the enforcement
                                                                                                                                                                                                                                                           provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance consequences of a compliance failure remain unclear.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     In particular, it is probable that a violation of the
                                                                                                                                                                          amount of $xx - EV2                                                              "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     it is possible that a violation of the "borrower's
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       interest" standard would constitute a violation of the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          interest. - EV2                                                                  statute.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
138592074 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
561176633 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
616786342 1        ARM   Refinance                               Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
778397834 1        ARM   Purchase                                Primary     AL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
809309382 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
128444194 1        ARM   Refinance                               Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
696089895 1        ARM   Refinance                               Primary     MO            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                                                                                                       under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
441129774 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
559213859 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                time after using credit score. - EV2                                             Assignee liability.
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
476112812 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     under TILA
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     Assignee liability.
753717099 1        Fixed Purchase                                Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
205556951 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
752503373 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Documents: Missing other financing              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           information.: Lien Position: 2 - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                disclosure not provided to the borrower. - EV2                                   under TILA
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
647420540 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
718928963 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        claims, 3 years for rescindable transactions.
                                                                                                                                                                                                                                                           Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
877574374 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
343625273 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
252689104 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
713299124 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
402965573 1        ARM   Purchase                                Investment  CA            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           the standard Due on Sale clause. - EV2                                         Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
289250987 1        ARM   Refinance                               Investment  FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
628498217 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      affirmative claims, 3 years for rescindable
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
653871189 1        ARM   Refinance                               Primary     NY            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
840346145 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2
226269246 1        Fixed Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
857894680 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
374147773 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
389566812 1        Fixed Refinance                               Primary     WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
108026588 1        ARM   Refinance                               Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Texas Cash-out Borrower Received Copies Of All Documents: Texas
                                                                                                                                                                          Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that
                                                                                                                                                                          borrower(s) received copies of all documents signed at time of closing. - EV1
895873193 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
100963583 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
595267469 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   under TILA
                                                                                                                                                                          testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
450533345 1        ARM   Purchase                                Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
469117828 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     under TILA
867146758 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
263174202 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
380558111 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
882942520 1        Fixed Purchase                                Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
208006119 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
180644403 1        Fixed Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
395341114 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
634047931 1        Fixed Purchase                                Investment  WA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
546716371 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
704136613 1        ARM   Refinance                               Primary     VA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    1           *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit TILA ROR Form - Because this issue is not uniformly    Yes            RA          A           A           A           A       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         settled among the circuit courts, the continuing risk
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- that the borrower may have an extended right to
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1                                       incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
251371320 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
532996693 1        ARM   Refinance                               Primary     MA            *** (OPEN) Prepayment Penalty Discrepancy - EV2                    2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Massachusetts MLBR Ability To Repay Testing: Massachusetts Mortgage   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Lender and Broker Regulation:  File does not contain evidence that analysis of   under TILA
                                                                                                                                                                          borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
592845838 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
358113671 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
432258914 1        ARM   Refinance                               Primary     VA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1997. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
725145352 1        Fixed Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
450397287 1        Fixed Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
528754502 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          less than ten (10) days. - EV2                                                   home loan will be subject to all affirmative claims
                                                                                                                                                                                                                                                           and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                                                                                                           right of rescission which applies regardless of
                                                                                                                                                                                                                                                           whether the safe harbor provision is met.  In an
                                                                                                                                                                                                                                                           action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                                                                                                           and any relief granted may not exceed the sum of the
                                                                                                                                                                                                                                                           amount of all remaining indebtedness of the borrower
                                                                                                                                                                                                                                                           and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                                                                                                           violation of the flipping and prohibited high cost
                                                                                                                                                                                                                                                           home loan provisions in response to the holder's
                                                                                                                                                                                                                                                           notice of acceleration or foreclosure notice; and
                                                                                                                                                                                                                                                           (iii) the borrower must bring the action within one
                                                                                                                                                                                                                                                           year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.

                                                                                                                                                                                                                                                           Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.

                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.
749115174 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2007. - EV2
212403905 1        Fixed Construction-Permanent                  Primary     CA                                                                               2           *** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of XX.XX% is  TILA APR -  subject to a 1 year SOL for affirmative    Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2  claims, 3 years for rescindable transactions.
                                                                                                                                                                                                                                                           Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
348270488 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
291032171 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
791147357 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     Assignee liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
650381744 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
665664251 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
676830084 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
824818386 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
561570831 1        ARM   Purchase                                Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
851573924 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
720395015 1        ARM   Purchase                                Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
716280969 1        ARM   Purchase                                Primary     TN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
784823046 1        Fixed Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
261873277 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
488900798 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
292078192 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
107418207 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
891851475 1        ARM   Construction-Permanent                  Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
581104449 1        ARM   Purchase                                Investment  NV                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
680329116 1        ARM   Purchase                                Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
752258065 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
186053607 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (CLEARED) Massachusetts Rate Threshold Test: Massachusetts High-Cost Home
                                                                                                                                                                          Loan Regulations: Fully Indexed Rate APR, calculated based on Fully Indexed Rate
                                                                                                                                                                          (subject to applicable rate caps) of XX.XX% or APR calculated using the lifetime max of XX.XX% exceeds a threshold of XX.XX% based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.
                                                                                                                                                                          Non-Compliant High Cost Loan. - EV1
601450642 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   that the borrower may have an extended right to
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form incorrect Model Form remains. Because of this
                                                                                                                                                                          should have been used. - EV2                                                     uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
249865776 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
762040405 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
452173756 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
886763491 1        ARM   Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
450362688 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
396482592 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
251859280 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
404481139 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
208860792 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
655569235 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
250756691 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
773406259 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
653234801 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: The Consumer Sales Practices Act (CSPA) generally does Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days not provide for assignee liability. The Act provides
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             that no claim or defense may be asserted under the Act
                                                                                                                                                                                                                                                           by the Attorney General or any consumer against a
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   any action under the statute unless: (a) the violation
                                                                                                                                                                          the borrower. - EV2                                                              was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                                                                                                           assignee or purchaser is affiliated by common control
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     with the seller of the loan at the time the loan was
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    purchased or assigned.
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to  The CSPA gives authority to the Office to bring class
                                                                                                                                                                          determine this application date.  The final date used for testing was            actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          12/XX/2006. - EV2                                                                Additionally, the CSPA provides borrowers with a
                                                                                                                                                                                                                                                           private right of action. Therefore, it is possible
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  that any action commenced under the CSPA could result
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        in reputational damage. Moreover, note that since the
                                                                                                                                                                          retained by lender. - EV2                                                        borrower is allowed to seek equitable remedies in a
                                                                                                                                                                                                                                                           court of law as part of the private right of action, a
                                                                                                                                                                          *** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage court could reform the loan terms which could impact
                                                                                                                                                                          loan file does not contain documentation of the analysis of the borrower's       purchasers. Therefore, if the seller cannot be
                                                                                                                                                                          reasonable tangible net benefit. - EV2                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
278826543 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
352878005 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
112936405 1        Fixed Refinance                               Primary     TN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
171836680 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
540423319 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
884094107 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Note Addendum: Note P&I does not match          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           calculated P&I - EV3                                                           were run off an assumed value of a contract sales price or original loan amount, liability provisions within the statute or
                                                                                                                                                                          whichever applies. - EV2                                                         implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit incorrect Model Form remains. Because of this
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         uncertainty, we continue to recommend that creditors
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1                                       the same creditor.
781161954 1        ARM   Purchase                                Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
399227163 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
532922362 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing            TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          requirements. - EV2
192668743 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
844697926 1        ARM   Construction-Permanent                  Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
597868416 1        Fixed Construction-Permanent                  Primary     LA                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
307304752 1        ARM   Construction-Permanent                  Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
754988852 1        ARM   Construction-Permanent                  Primary     IL                                                                               3           *** (OPEN) HUD Error: Contract sales price is blank. - EV3                       RESPA (Sections 4 and 5) contains no explicit assignee Yes            RC          C           C           C           C       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                                                                                                           claims, 3 years for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
444627535 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
395059702 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
897087068 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- settled among the circuit courts, the continuing risk
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   that the borrower may have an extended right to
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1                                       rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
716612135 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  assignees would not appear to be liable for violations
                                                                                                                                                                          EV2                                                                              of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          the borrower. - EV2                                                              liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  of violations.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          borrower. - EV2                                                                  under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
859307675 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  Assignee liability.
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing
                                                                                                                                                                          requirements. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         settled among the circuit courts, the continuing risk
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- that the borrower may have an extended right to
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1                                       incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
221795752 1        ARM   Purchase                                Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
232361025 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          EV2                                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
854359449 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
750786706 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
620882872 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
698273558 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL settled among the circuit courts, the continuing risk
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         that the borrower may have an extended right to
                                                                                                                                                                          estimates. - EV2                                                                 rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing            use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          requirements. - EV2                                                              creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
229654889 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL under TILA disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
408397739 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL settled among the circuit courts, the continuing risk
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         that the borrower may have an extended right to
                                                                                                                                                                          estimates. - EV2                                                                 rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  the same creditor.
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
102926206 1        ARM   Construction-Permanent                  Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
890626412 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
659189498 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
602357261 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
306060501 1        ARM   Purchase                                Primary     CA            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           the standard Due on Sale clause. - EV2                                         requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
580837283 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  Assignee liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV1
302677929 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
104670776 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  Assignee liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
486724856 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          estimates. - EV2                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
103623006 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          EV2                                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
594914841 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
782191096 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
883101610 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
877304715 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
265265131 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
169309255 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     under TILA
659872035 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
789718921 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    under TILA
                                                                                                                                                                          time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
713181311 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
264833901 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
465241938 1        Fixed Purchase                                Primary     CT                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          testing. - EV3                                                                   Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
485504810 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
170745723 1        Fixed Purchase                                Primary     OK                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
533793580 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
641902132 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
576993519 1        Fixed Purchase                                Investment  VA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
315048615 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
216626799 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
497004856 1        ARM   Refinance                               Primary     SC                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   outside the states statute of limitations. Due to the
                                                                                                                                                                          the borrower. - EV2                                                              potential remedies available to a court, this
                                                                                                                                                                                                                                                           exception carries elevated risk to an assignee during
                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home   the initial 6 years after occurrence of the violation.
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to  After the expiration of this 6 year period, the receive complaints or inquiries about the origination and making of the loan. -  exception retains risk for claims raised as a defense
                                                                                                                                                                          EV2                                                                              to foreclosure, but not at the same level as during
                                                                                                                                                                                                                                                           the initial 6 years for affirmative claims.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
637037888 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
642326580 1        Fixed Construction-Permanent                  Primary     OR                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
745029032 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
333242982 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
740400371 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
356454306 1        ARM   Refinance                               Primary     DE                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
898188001 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
244201992 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
437862017 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
299279767 1        ARM   Refinance                               Primary     WA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
730689598 1        ARM   Refinance                               Primary     ME            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
682913532 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
411376353 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
193446810 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        Assignee liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
550254194 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
436873389 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
813161801 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
491564234 1        ARM   Purchase                                Primary     NY                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
646376688 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  under TILA
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that the borrower may have an extended right to
                                                                                                                                                                          the borrower. - EV2                                                              rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   the same creditor.
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
374894589 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  There is no Assignee Liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
382846107 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        under TILA
                                                                                                                                                                          Arrangement Disclosure. - EV2
859905178 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
709246653 1        Fixed Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
558630770 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
485494735 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
667244396 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
788499905 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
484755410 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
364448593 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
566805007 1        ARM   Refinance                               Investment  WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
589123468 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
823430366 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
336490023 1        ARM   Refinance                               Primary     HI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
540162651 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
274148510 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3
324432355 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
805148816 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
527651922 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
683048336 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
138774659 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
347504932 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to  claims, 3 years for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was            Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          10/XX/2007. - EV2                                                                liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
627236063 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
714986244 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
330852281 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   settled among the circuit courts, the continuing risk
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   that the borrower may have an extended right to
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          should have been used. - EV2                                                     incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
837396121 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
202653302 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    incorrect Model Form remains. Because of this
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine this application date.  The final date used for testing was            use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          12/XX/2007. - EV2                                                                creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
191207467 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   under TILA
                                                                                                                                                                          testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   affirmative claims, 3 years for rescindable
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          used. - EV2                                                                      Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
106205238 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2007. - EV2
447970528 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
735839913 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
635815640 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2008. - EV2
318423416 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2008. - EV2
861285346 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
761321684 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2008. - EV2
628968604 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2008. - EV2
802243463 1        ARM   Purchase                                Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2008 which is X months prior to consummation. A lookback was performed to  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine this application date.  The final date used for testing was            under TILA
                                                                                                                                                                          03/XX/2008. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
780186582 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
172452620 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
214302380 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
242079290 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    under TILA

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
570340684 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan            TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
795678725 1        ARM   Refinance                               Primary     CA            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           the standard Due on Sale clause. - EV2                                         Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
304074742 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
160261873 1        ARM   Refinance                               Investment  CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2
775732562 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
717109171 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
594464200 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
142966489 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
305702531 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   liability provisions within the statute or
                                                                                                                                                                          testing. - EV3                                                                   implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          under TILA

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          affirmative claims, 3 years for rescindable
                                                                                                                                                                          06/XX/2007 used as disbursement date for compliance testing. - EV2               transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     settled among the circuit courts, the continuing risk
                                                                                                                                                                          amount of $xx - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     incorrect Model Form remains. Because of this
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          determine this application date.  The final date used for testing was            creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          12/XX/2006. - EV2                                                                the same creditor.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
744863694 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
569414019 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
659098351 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
863512346 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
892537488 1        ARM   Refinance                               Investment  CT                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
686389499 1        ARM   Purchase                                Second Home CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
651441516 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
154024224 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
657632215 1        ARM   Purchase                                Investment  IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
610748987 1        Fixed Refinance                               Primary     AZ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
488276337 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
571835358 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local
                                                                                                                                                                          compliance testing. - EV3                                                        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: settled among the circuit courts, the continuing risk
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
896855356 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
742713816 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
377384688 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor affirmative claims, 3 years for rescindable
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          time after using credit score. - EV2                                             Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
291463627 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
489003425 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  liability provisions within the statute or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     affirmative claims, 3 years for rescindable
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          08/XX/2007 used as disbursement date for compliance testing. - EV2               Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
635774884 1        ARM   Purchase                                Investment  IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
512613587 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   settled among the circuit courts, the continuing risk
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   that the borrower may have an extended right to
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          should have been used. - EV2                                                     incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
189543392 1        Fixed Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
698078075 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
479033315 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     under TILA

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          should have been used. - EV2                                                     settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan            rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          transaction disbursed on 09/XX/2007, prior to three (3) business days from       incorrect Model Form remains. Because of this
                                                                                                                                                                          transaction date of 09/XX/2007. - EV2                                            uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
707732652 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
887189865 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
653684832 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
157483839 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
138517900 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   settled among the circuit courts, the continuing risk
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   that the borrower may have an extended right to
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          should have been used. - EV2                                                     incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
834582623 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
558556534 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Note Addendum: Note P&I does not match          2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           calculated P&I - EV3                                                           requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                           *** (OPEN) Missing Document: Rider - ARM not provided - EV3                    *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                           *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                                There is no Assignee Liability.
                                                                                           the standard Due on Sale clause. - EV2                                         *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
133613237 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
288226050 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     under TILA
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     Assignee liability.
719409898 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
431029994 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
343628791 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
890485983 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program of violations.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
442212578 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form settled among the circuit courts, the continuing risk
                                                                                                                                                                          should have been used. - EV2                                                     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual  incorrect Model Form remains. Because of this
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2     uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan            creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          transaction disbursed on 11/XX/2007, prior to three (3) business days from       the same creditor.
                                                                                                                                                                          transaction date of 11/XX/2007. - EV2
320339718 1        Fixed Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
100225986 1        ARM   Refinance                               Second Home CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
360516838 1        Fixed Purchase                                Primary     OR                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
146207450 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        that the borrower may have an extended right to
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          should have been used. - EV2                                                     the same creditor.
562309405 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
170942078 1        ARM   Refinance                               Primary     MA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
456470246 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program of violations.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          the borrower. - EV2                                                              settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        incorrect Model Form remains. Because of this
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   the same creditor.
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
635162596 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local
                                                                                                                                                                          compliance testing. - EV3                                                        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     settled among the circuit courts, the continuing risk
                                                                                                                                                                          amount of $xx - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
195106868 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
505381237 1        ARM   Refinance                               Primary     NY                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
526368981 1        ARM   Refinance                               Primary     SC                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     outside the states statute of limitations. Due to the
                                                                                                                                                                                                                                                           potential remedies available to a court, this
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        exception carries elevated risk to an assignee during
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   the initial 6 years after occurrence of the violation.
                                                                                                                                                                          the borrower. - EV2                                                              After the expiration of this 6 year period, the
                                                                                                                                                                                                                                                           exception retains risk for claims raised as a defense
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  to foreclosure, but not at the same level as during
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 the initial 6 years for affirmative claims.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        liability provisions within the statute or
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to  There is no Assignee Liability.
                                                                                                                                                                          receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- settled among the circuit courts, the continuing risk
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   that the borrower may have an extended right to
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1                                       rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
888720240 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
230873286 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
124479296 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    affirmative claims, 3 years for rescindable
                                                                                                                                                                          time after using credit score. - EV2                                             transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
879561286 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          under TILA
                                                                                                                                                                          03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
750141486 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
857800487 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  of violations.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
470428104 1        ARM   Refinance                               Primary     IN            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           the standard Due on Sale clause. - EV2                                         Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     under TILA

                                                                                                                                                                          *** (CLEARED) Indiana Zero/Low Rate Loan Disclosure: Indiana Home Loan:  Zero-
                                                                                                                                                                          or low-interest rate loan does not contain required statement on face of the instrument. - EV1
232392986 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          the borrower. - EV2                                                              consequences of a compliance failure remain unclear.
                                                                                                                                                                                                                                                           In particular, it is probable that a violation of the
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  "borrower's interest" standard can be raised as a
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                                                                                                           it is possible that a violation of the "borrower's
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     interest" standard would constitute a violation of the
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     statute.
                                                                                                                                                                          interest. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note
                                                                                                                                                                          late charge exceeds maximum per state. - EV2                                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as         TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
236836705 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
279914016 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
547408182 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          to Cancel was not provided. - EV2                                                under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
737097781 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
119035997 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  effective 8/1/07, although there does not appear to be
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     any explicit assignee liability, because a new private
                                                                                                                                                                                                                                                           right of action permits a court to award statutory
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file     damages equal to the amount of all lender fees
                                                                                                                                                                          contains CHARM Booklet due to missing information. - EV2                         included in the amount of the principal of the
                                                                                                                                                                                                                                                           residential mortgage loan, there is the potential that
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator secondary market participants may be adversely
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   affected.
                                                                                                                                                                          penalty. - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          liability provisions within the statute or
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   implementing regulation, Regulation X, for these type
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. - of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota        under TILA
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
783556434 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
586556047 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          to Cancel was not provided. - EV2                                                affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        Assignee liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     TILA ROR - 3yrs for rescindable transactions.
428362946 1        ARM   Purchase                                Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor under TILA did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
113522445 1        ARM   Refinance                               Primary     ID                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that the borrower may have an extended right to
                                                                                                                                                                          the borrower. - EV2                                                              rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor uncertainty, we continue to recommend that creditors
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          time after using credit score. - EV2                                             creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor.
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2
700092960 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
392224487 1        ARM   Refinance                               Second Home CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
580332949 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
569512300 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
576537652 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           not provided - EV3                                                             disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                           *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                                TILA Finance Charge - subject to a 1 year SOL for
                                                                                           the standard Due on Sale clause. - EV2                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
797598314 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
483299697 1        Fixed Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
458725766 1        Fixed Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
507226460 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
321813813 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
143146150 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.:
                                                                                                                                                                          Disclosure: Broker Initial Disclosure - EV1
456132345 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
575398521 1        ARM   Purchase                                Primary     NC                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
333510959 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
833154382 1        Fixed Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
597116705 1        Fixed Refinance                               Primary     WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
159117010 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
737943648 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
290611763 1        Fixed Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/1999. - EV2
260093223 1        Fixed Refinance                               Primary     NH                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2002. - EV2
362363126 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1999. - EV2
455013938 1        Fixed Refinance                               Primary     CO            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -                                                          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      EV2
275547750 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/1999. - EV2
642905321 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
862181596 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2
658529837 1        Fixed Refinance                               Primary     NY            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           the standard Due on Sale clause. - EV2                                         able to be determined. Unable to determine if correct TILA rescission form was   affirmative claims, 3 years for rescindable
                                                                                                                                                                          used. - EV2                                                                      transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
732463027 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
812868016 1        Fixed Refinance                               UTD         NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                Local compliance testing is unreliable. - EV3
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          10/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
164841947 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
609778236 1        Fixed Refinance                               Investment  IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds                                                               Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2
876602016 1        Fixed Refinance                               Primary     NC            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
182767156 1        Fixed Refinance                               Primary     OH            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not                                                          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                    able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
352757626 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
471920992 1        Fixed Purchase                                Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA APR -  subject to a 1 year SOL for affirmative    Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           claims, 3 years for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of XX.XX% is  Unlimited as a defense to foreclosure. Assignee underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2  liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
736151167 1        Fixed Refinance                               Investment  MO            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
                                                                                           the standard Due on Sale clause. - EV2
213944642 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2
587790817 1        ARM   UTD                                     UTD         CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/1998 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
449398062 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  TILA Finance Charge - subject to a 1 year SOL for      Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   affirmative claims, 3 years for rescindable
                                                                                                                                                                          testing. - EV3                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          05/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002. - EV2
469759790 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          10/XX/1997 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/1997 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          04/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
443767956 1        ARM   Refinance Cash-out - Other              Primary     VA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
613610935 1        Fixed Purchase                                Primary     GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       N/A    No
140989751 1        ARM   Construction-Permanent                  Primary     FL             *** (OPEN) Title: Evidence of title is missing-  - Rating - 3;    2            *** (OPEN) Missing Document: TIL Final not provided-  - Rating - 2;             TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         No       N/A    N/A
                                                                                           *** (OPEN) Missing Initial 1003 - only have final 1003 in file -                                                                                                transactions.  Unlimited as a defense to foreclosure.
                                                                                           Rating - 3;  *** (OPEN) Missing Document: MI Certificate not                                                                                                    Assignee liability.;
                                                                                           provided- HUD indicates MI - Rating - 3;
587451266 1        ARM   Purchase                                Primary     FL            *** (OPEN) FEMA Disaster Issue: The most recent valuation          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           inspection is dated prior to the most recent FEMA disaster. - EV3              date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          4/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
634076037 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  Assignee liability.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
573291134 1        Fixed Purchase                                Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                           *** (CLEARED) MI Monthly Premium Amount documented in file does                amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                           not match the Escrowed Mortgage Insurance Premium amount per month                                                                                              Assignee liability.
                                                                                           collected on the HUD. - EV1
219823649 1        ARM   Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
350432994 1        Fixed Refinance                               Primary     AL                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA ROR Form - Because this issue is not uniformly    Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    settled among the circuit courts, the continuing risk
                                                                                                                                                                          compliance testing. - EV3                                                        that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     incorrect Model Form remains. Because of this
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          determine this application date.  The final date used for testing was            creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          02/XX/2003. - EV2                                                                the same creditor.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
398195213 1        Fixed Purchase                                Primary     ME                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of XX.XX% is  implementing regulation, Regulation X, for these type underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2  of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     claims, 3 years for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          05/XX/2010 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          04/XX/2010. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to             TILA MDIA - subject to a 1 year SOL for affirmative
                                                                                                                                                                          Borrower(s). - EV2                                                               claims under TILA, Unlimited as a defense to
                                                                                                                                                                                                                                                           foreclosure. Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                          Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act
                                                                                                                                                                          (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
871359095 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  For a transaction involving a     Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           security interest in land, any action that may be
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: brought against the original creditor may be
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days maintained against any subsequent assignee where the
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             assignee, its subsidiaries, or affiliates were in a
                                                                                                                                                                                                                                                           continuing business relationship with the original
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        creditor either at the time the credit was extended or
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   at the time of the assignment unless the assignment
                                                                                                                                                                          the borrower. - EV2                                                              was involuntary or the assignee shows by a
                                                                                                                                                                                                                                                           preponderance of evidence that it did not have
                                                                                                                                                                          *** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code:    reasonable grounds to believe that the original
                                                                                                                                                                          Borrower not provided First Lien Refinance Notice. - EV2                         creditor was engaged in violations of the code and
                                                                                                                                                                                                                                                           that it maintained procedures reasonably adapted to
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  apprise it of the existence of the violations.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance liability provisions within the statute or
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     implementing regulation, Regulation X, for these type
                                                                                                                                                                          amount of $xx - EV2                                                              of violations.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     There is no Assignee Liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine this application date.  The final date used for testing was            under TILA
                                                                                                                                                                          11/XX/2006. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Application Date. - EV2                                                          Assignee liability.
859709437 1        Fixed Refinance                               Primary     NV                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
360197306 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
256860968 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
431367198 1        ARM   Refinance                               Primary     AZ                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
649710599 1        Fixed Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
728598155 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1
850377729 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
203147722 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
475769230 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
845364767 1        ARM   Refinance                               Primary     MO            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      requirements - EV2                                                               affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
334170541 1        ARM   Purchase                                Primary     TX                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
217083286 1        Fixed Refinance                               Primary     SC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     Assignee liability.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/1999 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
377573028 1        Fixed Refinance                               Primary     OR                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    settled among the circuit courts, the continuing risk
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to  that the borrower may have an extended right to
                                                                                                                                                                          determine this application date.  The final date used for testing was            rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          12/XX/2007. - EV2                                                                incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          minimum per state. - EV2                                                         creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
644006287 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
641420467 1        ARM   Refinance                               Investment  MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
738599370 1        Fixed Purchase                                Primary     OK                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
773605382 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
891993911 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that the borrower may have an extended right to
                                                                                                                                                                          the borrower. - EV2                                                              rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit the same creditor.
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
572506177 1        ARM   Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
193507360 1        Fixed Refinance                               Primary     KS                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
898456908 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
285252959 1        Fixed Purchase                                Primary     ME                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor  of violations.
                                                                                                                                                                          did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule:
                                                                                                                                                                          Creditor did not provide Servicing Disclosure Statement. - EV2
329819385 1        Fixed Purchase                                Primary     FL                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/1995 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/1995 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
334733342 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
835551135 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
763797761 1        ARM   Refinance                               Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
778229837 1        ARM   Construction                            Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          03/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2002 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          09/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
342544306 1        ARM   Refinance                               Primary     AR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
873659750 1        Fixed Refinance                               Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Texas Cash-out Itemized Disclosure Status Test: Texas Constitution
                                                                                                                                                                          Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV1
262632926 1        ARM   Refinance                               Primary     OR            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
763359938 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
365274502 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
525107313 1        ARM   Purchase                                Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
362178658 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
337053891 1        Fixed Refinance                               Primary     AL                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
336461807 1        ARM   Purchase                                Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
605042561 1        ARM   Purchase                                Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
401018122 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2002. - EV2
612061760 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        N/A      N/A    No
284928849 1        ARM   Purchase                                Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
530844833 1        ARM   Refinance                               Primary     SC                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final Exceptions occurring more than 6 years ago may be      Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  outside the states statute of limitations. Due to the
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    potential remedies available to a court, this
                                                                                                                                                                                                                                                           exception carries elevated risk to an assignee during
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        the initial 6 years after occurrence of the violation.
                                                                                                                                                                                                                                                           After the expiration of this 6 year period, the
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program exception retains risk for claims raised as a defense
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   to foreclosure, but not at the same level as during
                                                                                                                                                                                                                                                           the initial 6 years for affirmative claims.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          Assignee liability.
                                                                                                                                                                          01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
133084617 1        ARM   Refinance                               Primary     WI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
778478142 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
154456429 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
512358785 1        Fixed Refinance                               Primary     VA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           does not contain the following clauses: - EV2                                  date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
225429322 1        ARM   Purchase                                Primary     MO                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program under TILA disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
812798002 1        ARM   Purchase                                Primary     NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
534734392 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
613974130 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
318294810 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
866641056 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
507645113 1        ARM   Refinance                               Primary     SD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
390731396 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program home loan will be subject to all affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        right of rescission which applies regardless of
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   whether the safe harbor provision is met.  In an
                                                                                                                                                                          the borrower. - EV2                                                              action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        and any relief granted may not exceed the sum of the
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  amount of all remaining indebtedness of the borrower
                                                                                                                                                                          less than ten (10) days. - EV2                                                   and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     violation of the flipping and prohibited high cost
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    home loan provisions in response to the holder's
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to  notice of acceleration or foreclosure notice; and
                                                                                                                                                                          determine this application date.  The final date used for testing was            (iii) the borrower must bring the action within one
                                                                                                                                                                          09/XX/2003. - EV2                                                                year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2                                                                              Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to         not rate GA loans originated during this time period.
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact
                                                                                                                                                                          high cost findings. - EV2                                                        Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
227185880 1        ARM   Refinance                               Investment  NC                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
283985495 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
476451107 1        Fixed Refinance                               Primary     NC                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
638135430 1        ARM   Purchase                                Primary     SD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
224878566 1        ARM   Purchase                                Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
533259891 1        ARM   Refinance                               Investment  IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
266607153 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          10/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002. - EV2
380269272 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Louisiana Late Charge Percent Testing: Note late charge exceeds       There is no Assignee Liability.
                                                                                                                                                                          maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
421045092 1        ARM   Refinance                               Primary     SC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           outside the states statute of limitations. Due to the
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: potential remedies available to a court, this
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days exception carries elevated risk to an assignee during
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             the initial 6 years after occurrence of the violation.
                                                                                                                                                                                                                                                           After the expiration of this 6 year period, the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   exception retains risk for claims raised as a defense
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   to foreclosure, but not at the same level as during
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     the initial 6 years for affirmative claims.
                                                                                                                                                                          loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2
385709133 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
610633834 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
780038359 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          maximum per state. - EV2                                                         settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          EV2                                                                              incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form the same creditor.
                                                                                                                                                                          should have been used. - EV2
547138479 1        Fixed Refinance                               Investment  GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2
319159709 1        Fixed Refinance                               Investment  GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2
530363500 1        Fixed Refinance                               Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2
658326221 1        Fixed Refinance                               Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2
475902376 1        Fixed Refinance                               Investment  GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2
342542061 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
116686530 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
642880983 1        Fixed Purchase                                Primary     FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                           *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)              date located in file.  Compliance tests were run using an application date of
                                                                                           not provided - EV3                                                             05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          12/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
449817717 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
254350513 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  The Consumer Sales Practices Act (CSPA) generally does
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   not provide for assignee liability. The Act provides
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. that no claim or defense may be asserted under the Act
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 by the Attorney General or any consumer against a
                                                                                                                                                                                                                                                           purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          *** (OPEN) Ohio CSPA Borrower Ability to Repay Testing: Ohio Consumer Sales      any action under the statute unless: (a) the violation
                                                                                                                                                                          Practices Act:  File does not contain evidence that analysis of borrower's       was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          ability to repay was performed based on verified income, obligations, assets,    assignee or purchaser is affiliated by common control
                                                                                                                                                                          and/or employment. - EV2                                                         with the seller of the loan at the time the loan was
                                                                                                                                                                                                                                                           purchased or assigned.
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  The CSPA gives authority to the Office to bring class
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          retained by lender. - EV2                                                        Additionally, the CSPA provides borrowers with a
                                                                                                                                                                                                                                                           private right of action. Therefore, it is possible
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        that any action commenced under the CSPA could result
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        in reputational damage. Moreover, note that since the
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     borrower is allowed to seek equitable remedies in a
                                                                                                                                                                                                                                                           court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
419740608 1        ARM   Refinance                               Primary     MN                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        Assignee liability is unclear.  Purchasers and         Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     to be liable for violations of the Act. However,
                                                                                                                                                                                                                                                           effective 8/1/07, although there does not appear to be
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        any explicit assignee liability, because a new private
                                                                                                                                                                                                                                                           right of action permits a court to award statutory
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: damages equal to the amount of all lender fees
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days included in the amount of the principal of the
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affected.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
119095326 1        Fixed Refinance                               Primary     NC                                                                               3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home     Assignee liability is unclear.  A holder of the loan   Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          Loan: Unable to determine if refinance loan was made without a tangible net      may be exposed to the consequences if the loan is
                                                                                                                                                                          benefit to borrower due to missing prior loan information. - EV3                 deemed usurious, resulting in forfeiture of all
                                                                                                                                                                                                                                                           interest and return of twice the interest paid, or if
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        the violation constitutes a deceptive act or practice,
                                                                                                                                                                                                                                                           subjecting the holder to treble damages, but not both.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance implementing regulation, Regulation X, for these type
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     of violations.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          03/XX/2007. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note
                                                                                                                                                                          grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
304676732 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
603654353 1        ARM   Refinance                               Second Home NY                                                                               3           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting   TILA APR -  subject to a 1 year SOL for affirmative    Yes            RC          C           C           C           C       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary    claims, 3 years for rescindable transactions.
                                                                                                                                                                          residence.  (Compliance testing performed based on the Occupancy Type of Second  Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          Home) - EV3                                                                      liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
458856913 1        ARM   Refinance                               Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
536124714 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
195795019 1        Fixed Purchase                                UTD         LA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
820750442 1        Fixed Refinance                               Primary     IN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2000. - EV2
301163243 1        ARM   Purchase                                Second Home FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
258300198 1        Fixed Refinance                               Primary     NC            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
684943912 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
474468452 1        ARM   Purchase                                Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           does not contain the following clauses: - EV2                                  Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
376371162 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
579222843 1        Fixed Refinance                               Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/1999 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
667311920 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2
515103618 1        ARM   Refinance                               Investment  MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
806963171 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA APR -  subject to a 1 year SOL for affirmative    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     claims, 3 years for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          04/XX/2006. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
475205241 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
155696420 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
295801520 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program of the Act, except to the extent involved I violations
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      under TILA
                                                                                                                                                                          borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
302737713 1        ARM   Refinance                               Primary     OR            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
489025236 1        ARM   Refinance                               Primary     IN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
804368768 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
182361290 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              The regulations do not clarify the enforcement
                                                                                                                                                                                                                                                           provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     consequences of a compliance failure remain unclear.
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       In particular, it is probable that a violation of the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     "borrower's interest" standard can be raised as a
                                                                                                                                                                          interest. - EV2                                                                  defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                                                                                                           it is possible that a violation of the "borrower's
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     interest" standard would constitute a violation of the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to  statute.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2                                                                TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
181606854 1        ARM   Refinance                               Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
435928752 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: home loan will be subject to all affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days and defenses that the borrower could assert against
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             the creditor of the high cost home loan, including the
                                                                                                                                                                                                                                                           right of rescission which applies regardless of
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        whether the safe harbor provision is met.  In an
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   action brought by a borrower against an assignee: (i)
                                                                                                                                                                          the borrower. - EV2                                                              the borrower may only assert the action individually
                                                                                                                                                                                                                                                           and any relief granted may not exceed the sum of the
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  amount of all remaining indebtedness of the borrower
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        violation of the flipping and prohibited high cost
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  home loan provisions in response to the holder's
                                                                                                                                                                          less than ten (10) days. - EV2                                                   notice of acceleration or foreclosure notice; and
                                                                                                                                                                                                                                                           (iii) the borrower must bring the action within one
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     year from the date of the occurrence of the violation,
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    except in defense by recoupment or setoff.
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                          06/XX/2007. - EV2                                                                subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2                                                                              Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
775479386 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA Finance Charge - subject to a 1 year SOL for      Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       affirmative claims, 3 years for rescindable
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2007. - EV2
358234730 1        ARM   Refinance                               Primary     NC                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing            TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          requirements. - EV2
104367687 1        ARM   Purchase                                Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
619184283 1        ARM   Refinance                               Primary     NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
794729284 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
678929948 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
255480632 1        ARM   Purchase                                Primary     OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
374883733 1        ARM   Refinance                               Primary     IL                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
820598972 1        Fixed Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance implementing regulation, Regulation X, for these type
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     of violations.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     affirmative claims, 3 years for rescindable
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          10/XX/2001 which is X months prior to consummation. A lookback was performed to  Assignee liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2001. - EV2                                                                TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2001, prior to three (3) business days from transaction date of 11/XX/2001. - EV2
882938490 1        Fixed Refinance                               Investment  SC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2000. - EV2
193159512 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
849447482 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
105201902 1        Fixed Refinance                               Primary     MO                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
204451847 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
487149919 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
385266291 1        ARM   Construction                            Primary     NM                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
655062214 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2
790989263 1        Fixed Refinance                               Primary     NM                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
588495299 1        Fixed Refinance                               Primary     LA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
155603245 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
432558864 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
677634513 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
590944359 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
700153902 1        ARM   Refinance                               Primary     CA            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           the standard Due on Sale clause. - EV2                                         requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
864562623 1        Fixed Purchase                                Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
895267978 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
877534395 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
456077721 1        Fixed Refinance                               Primary     MA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
383421743 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
646851402 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
618207956 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2
437301882 1        Fixed Refinance                               Primary     CO                                                                               2           *** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code:    Assignee Liability:  For a transaction involving a     Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Borrower not provided First Lien Refinance Notice. - EV2                         security interest in land, any action that may be
                                                                                                                                                                                                                                                           brought against the original creditor may be
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     maintained against any subsequent assignee where the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    assignee, its subsidiaries, or affiliates were in a
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to  continuing business relationship with the original
                                                                                                                                                                          determine this application date.  The final date used for testing was            creditor either at the time the credit was extended or
                                                                                                                                                                          06/XX/2007. - EV2                                                                at the time of the assignment unless the assignment
                                                                                                                                                                                                                                                           was involuntary or the assignee shows by a
                                                                                                                                                                                                                                                           preponderance of evidence that it did not have
                                                                                                                                                                                                                                                           reasonable grounds to believe that the original
                                                                                                                                                                                                                                                           creditor was engaged in violations of the code and
                                                                                                                                                                                                                                                           that it maintained procedures reasonably adapted to
                                                                                                                                                                                                                                                           apprise it of the existence of the violations.
783202378 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
594609701 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
295513809 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
476196999 1        ARM   Purchase                                UTD         IN            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           not provided - EV3                                                             disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/1996 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/1995. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
822499136 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      The Consumer Sales Practices Act (CSPA) generally does Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           not provide for assignee liability. The Act provides
                                                                                                                                                                                                                                                           that no claim or defense may be asserted under the Act
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program by the Attorney General or any consumer against a disclosure not provided to the borrower within three (3) days of application. -  purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          EV2                                                                              any action under the statute unless: (a) the violation
                                                                                                                                                                                                                                                           was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  assignee or purchaser is affiliated by common control
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        with the seller of the loan at the time the loan was
                                                                                                                                                                          retained by lender. - EV2                                                        purchased or assigned.
                                                                                                                                                                                                                                                           The CSPA gives authority to the Office to bring class
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure Compliant: Ohio Consumer Sales Practices actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          Act: Consumer did not sign the required Closing Disclosure on the date of        Additionally, the CSPA provides borrowers with a
                                                                                                                                                                          closing - EV2                                                                    private right of action. Therefore, it is possible
                                                                                                                                                                                                                                                           that any action commenced under the CSPA could result
                                                                                                                                                                          *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices    in reputational damage. Moreover, note that since the
                                                                                                                                                                          Act: Unable to determine if mortgage loan refinanced has a tangible net benefit  borrower is allowed to seek equitable remedies in a
                                                                                                                                                                          to the borrower due to missing prior loan information. - EV2                     court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
292849088 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
196262851 1        ARM   Refinance                               Primary     MI            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  arising from servicing or collecting.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance liability provisions within the statute or
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
488576604 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
258971105 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
330441744 1        ARM   Refinance                               Primary     NJ                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
439279908 1        Fixed Purchase                                Primary     OK            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
491288223 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
638580272 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     Assignee liability.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2007 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     incorrect Model Form remains. Because of this
                                                                                                                                                                          amount of $xx - EV2                                                              uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   the same creditor.
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1
390171556 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
445494228 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that the borrower may have an extended right to
                                                                                                                                                                          the borrower. - EV2                                                              rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds        uncertainty, we continue to recommend that creditors
                                                                                                                                                                          maximum per state. - EV2                                                         use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   the same creditor.
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
864305601 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
244896236 1        Fixed Purchase                                Primary     CA            *** (CLEARED) Missing Documentation: Complete non-subject          2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           financing information was not found in file.: Lien Position: 2,                Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                           Lien Position: 3 - EV1                                                         amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
364861128 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
772661931 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
586305481 1        Fixed Refinance                               Primary     IN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
469346068 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
814106351 1        Fixed Purchase                                Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
163407946 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
533291666 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
545161781 1        Fixed Purchase                                Investment  PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
891885046 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
589523161 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
260272705 1        ARM   Purchase                                Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
807410973 1        Fixed Purchase                                Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
726163997 1        ARM   Purchase                                Primary     ME                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
339429825 1        Fixed Refinance                               Investment  RI                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
544199674 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1
570346084 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  The Consumer Sales Practices Act (CSPA) generally does
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        not provide for assignee liability. The Act provides
                                                                                                                                                                          retained by lender. - EV2                                                        that no claim or defense may be asserted under the Act
                                                                                                                                                                                                                                                           by the Attorney General or any consumer against a
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:      purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          Consumer did not receive the required Closing Disclosure. - EV2                  any action under the statute unless: (a) the violation
                                                                                                                                                                                                                                                           was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        assignee or purchaser is affiliated by common control
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        with the seller of the loan at the time the loan was
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     purchased or assigned.
                                                                                                                                                                                                                                                           The CSPA gives authority to the Office to bring class
                                                                                                                                                                                                                                                           actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                                                                                                           Additionally, the CSPA provides borrowers with a
                                                                                                                                                                                                                                                           private right of action. Therefore, it is possible
                                                                                                                                                                                                                                                           that any action commenced under the CSPA could result
                                                                                                                                                                                                                                                           in reputational damage. Moreover, note that since the
                                                                                                                                                                                                                                                           borrower is allowed to seek equitable remedies in a
                                                                                                                                                                                                                                                           court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.

                                                                                                                                                                                                                                                           There is no Assignee Liability.
175582577 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
583380963 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
597009599 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
809453574 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of XX.XX% is  TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          estimates. - EV2                                                                 claims, 3 years for rescindable transactions.
                                                                                                                                                                                                                                                           Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          01/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2002. - EV2
815371530 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
381103537 1        ARM   Purchase                                Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  Disclosure due to missing information. - EV2                                     under TILA

                                                                                           *** (CLEARED) PMI Error (Non-Borrower Paid): - EV1                             *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                           *** (CLEARED) The UFMIP and/or Prepaid Monthly MI amounts                      the borrower within three (3) days of application. - EV2                         transactions.  Unlimited as a defense to foreclosure.
                                                                                           collected on the HUD-1 do not match the amounts otherwise                                                                                                       Assignee liability.
                                                                                           documented in file. - EV1                                                      *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
754856358 1        Fixed Purchase                                Primary     SC                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
284185772 1        Fixed Refinance                               Primary     MO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
653614728 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file
                                                                                                                                                                          contains CHARM Booklet due to missing information. - EV2                         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
150858865 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   arising from servicing or collecting.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
194848841 1        ARM   Refinance                               Investment  VA                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting                                                          Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
859166076 1        ARM   Purchase                                Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
262102942 1        ARM   Purchase                                Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
159791662 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
195221106 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
266241907 1        Fixed Refinance                               Primary     SC                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2000. - EV2
112905441 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                        Yes            RB          B           B           B           B       Yes        No       No     No
790691104 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
661313348 1        ARM   Refinance                               Primary     IN            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                                                                                                              under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
111094216 1        ARM   Refinance                               Primary     IL                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
822157246 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Colorado Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
751550638 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
515168763 1        ARM   Refinance                               Primary     MN            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2                                   assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        effective 8/1/07, although there does not appear to be
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   any explicit assignee liability, because a new private
                                                                                                                                                                          the borrower. - EV2                                                              right of action permits a court to award statutory
                                                                                                                                                                                                                                                           damages equal to the amount of all lender fees
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  included in the amount of the principal of the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) Minnesota Late Charge Percent and Amount Testing: Note late charge    affected.
                                                                                                                                                                          exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          penalty. - EV2                                                                   under TILA

                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Minnesota Financed Fees: Minnesota Residential Originator and
                                                                                                                                                                          Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total
                                                                                                                                                                          Loan Amount. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
679117774 1        ARM   Refinance                               Primary     IA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
238141670 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
801876547 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: under TILA
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     affirmative claims, 3 years for rescindable
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to  Assignee liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
631085846 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to  settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine this application date.  The final date used for testing was            that the borrower may have an extended right to
                                                                                                                                                                          06/XX/2007. - EV2                                                                rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
482332844 1        ARM   Purchase                                Investment  FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/1999. - EV2
722173938 1        ARM   Refinance                               Primary     NY                                                                               3           *** (OPEN) GFE form type is Post-2010, HUD form type is Pre-2010  and creditor   There is no Assignee Liability.                        Yes            RC          C           C           C           C       Yes        No       No     N/A
                                                                                                                                                                          application date is before January 1, 2010. - EV3
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        under TILA

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   affirmative claims, 3 years for rescindable
                                                                                                                                                                          used. - EV2                                                                      transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
209178025 1        Fixed Refinance                               Primary     OR                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         liability provisions within the statute or
                                                                                                                                                                          estimates. - EV2                                                                 implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                          Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          borrower. - EV2                                                                  affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  Assignee liability.
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing
                                                                                                                                                                          requirements. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.
189660883 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           not provided - EV3                                                             able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a
                                                                                           Final Title Policy. - EV1                                                      *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
673709954 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
245733967 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
412818953 1        Fixed Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
163040743 1        ARM   Purchase                                Second Home FL                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
866218407 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
699959521 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
361518955 1        ARM   Refinance                               Primary     NJ                                                                               3           *** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan Assignee Liability: Assignees and purchasers of New    Yes            RC          C           C           C           C       Yes        No       No     N/A
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period     Jersey high cost home loans are subject to all
                                                                                                                                                                          less than 15 days. - EV3                                                         affirmative claims and any defenses with respect to
                                                                                                                                                                                                                                                           the loan that the borrower could assert against the
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        original creditor of the loan.  Section 6(c) of the
                                                                                                                                                                                                                                                           Act also provides that a borrower acting only in an
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: individual capacity may assert against the creditor or
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days any subsequent holder or assignee:  (1) Within six
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             years of the closing of covered home loan, a violation
                                                                                                                                                                                                                                                           of the Act as an original action or as a defense,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        claim, or counterclaim; and (2) At any time during the
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   term of a high cost home loan a defense, claim or
                                                                                                                                                                          the borrower. - EV2                                                              counterclaim.  The aforementioned may both be brought
                                                                                                                                                                                                                                                           after an action to collect on the home loan or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  foreclose on the collateral securing the home loan has
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 been initiated, the debt arising from the home loan
                                                                                                                                                                                                                                                           has been accelerated, or the home loan has become 60
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     days in default.  Further, the Act contains a choice
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    of law provision permitting actions under either the
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to  New Jersey Consumer Fraud Act ("NJCFA"), which
                                                                                                                                                                          determine this application date.  The final date used for testing was            possibly allow for class actions, or the Act. The July
                                                                                                                                                                          02/XX/2007. - EV2                                                                6, 2004 amendments clarify that a defense, claim, or
                                                                                                                                                                                                                                                           counterclaim may only be brought in an individual
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   capacity and may not be asserted in a class action.
                                                                                                                                                                          EV2                                                                              Additionally, the statute provides for punitive
                                                                                                                                                                                                                                                           damages.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          Application Date. - EV2                                                          liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
474302491 1        ARM   Refinance                               Primary     CT                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
250805467 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
413984926 1        Fixed Purchase                                UTD         NY            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           not provided - EV3                                                             date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2002 which is X months prior to consummation. A lookback was performed to
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
663339111 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
745297163 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                                                                                          used. - EV2                                                                      TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
370062532 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
663390821 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Liability appears to be limited to                     Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     originators/licensees.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on    liability provisions within the statute or
                                                                                                                                                                          GFE does not match actual payment on loan. - EV2                                 implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on
                                                                                                                                                                          Final GFE does not match Note. - EV2                                             TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) - GFE column on page 3 of     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Final HUD-1 does not match most recently disclosed GFE. - EV2                    Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Initial escrow account statement does not match charges on HUD-1/Final Closing   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure. - EV2                                                                that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule:   incorrect Model Form remains. Because of this
                                                                                                                                                                          Creditor did not provide Servicing Disclosure Statement. - EV2                   uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) Safe Act NMLS (Loan Originator Match): Secure and Fair Enforcement    creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan the same creditor.
                                                                                                                                                                          documents does not match NMLSR. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
548779597 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   under TILA
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
473716112 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
391957135 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
733735281 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
740231726 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
616740839 1        ARM   Refinance                               Primary     AL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
401690258 1        ARM   Refinance                               Primary     WV            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
500727277 1        ARM   Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days affirmative claims, 3 years for rescindable
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
218052139 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
172061367 1        Fixed Purchase                                Primary     GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
308605927 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
445179637 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          04/XX/2007. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        that the borrower may have an extended right to
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Application Date. - EV2                                                          creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
394065696 1        ARM   Refinance                               Primary     NH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
737902009 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
481643525 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
197006821 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  arising from servicing or collecting.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance liability provisions within the statute or
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
812804382 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
344298043 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
602344005 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
729816953 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
760335765                UTD                                     UTD         CA                                                                               3           *** (OPEN) Missing Document: Incomplete loan images/file - EV3                                                                          No             RD          D           D           D           D       UTD                 N/A    N/A
193680288 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
240706338 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
676584992 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     under TILA

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
853183290 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          time after using credit score. - EV2                                             affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
774354496 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
409104533 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
826425964 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
374427565 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
349324673 1        ARM   Refinance                               Primary     DE                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
394026086 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
410993096 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   under TILA
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2
596820889 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
614494190 1        Fixed Refinance                               Investment  NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
318689206 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/1989 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/1989 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/1989.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
747912027 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
234255273 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
884436777 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2
352605795 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
120274784 1        ARM   Refinance                               Primary     OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
686402587 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor under TILA did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
508823335 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
851522662 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
335801276 1        ARM   Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
835814362 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
383194825 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/1989 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1989 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          06/XX/1989.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
767812207 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
851977883 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
236497536 1        ARM   Refinance                               Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (CLEARED) Texas Cash-out Itemized Disclosure Status Test: Texas Constitution
                                                                                                                                                                          Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV1
667103492 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
295714234 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of the Act, except to the extent involved I violations
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days arising from servicing or collecting.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
462587173 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
506231613 1        ARM   Purchase                                Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
710649447 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. that the borrower may have an extended right to
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     uncertainty, we continue to recommend that creditors
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          08/XX/2001 which is X months prior to consummation. A lookback was performed to  creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          determine this application date.  The final date used for testing was            the same creditor.
                                                                                                                                                                          03/XX/2001. - EV2
800154320 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
234305041 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
869528423 1        Fixed Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/1996 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/1996 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
552234780 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL of violations.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2002 which is X months prior to consummation. A lookback was performed to  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine this application date.  The final date used for testing was            under TILA
                                                                                                                                                                          08/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
668579372 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1
807734211 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2
771304209 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2000 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
734228825 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     Assignee liability.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2005 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
293784470 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   settled among the circuit courts, the continuing risk
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   that the borrower may have an extended right to
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          should have been used. - EV2                                                     incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
402027414 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  The Consumer Sales Practices Act (CSPA) generally does Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 not provide for assignee liability. The Act provides
                                                                                                                                                                                                                                                           that no claim or defense may be asserted under the Act
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     by the Attorney General or any consumer against a
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to  any action under the statute unless: (a) the violation
                                                                                                                                                                          determine this application date.  The final date used for testing was            was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          08/XX/2007. - EV2                                                                assignee or purchaser is affiliated by common control
                                                                                                                                                                                                                                                           with the seller of the loan at the time the loan was
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  purchased or assigned.
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        The CSPA gives authority to the Office to bring class
                                                                                                                                                                          retained by lender. - EV2                                                        actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                                                                                                           Additionally, the CSPA provides borrowers with a
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:      private right of action. Therefore, it is possible
                                                                                                                                                                          Consumer did not receive the required Closing Disclosure. - EV2                  that any action commenced under the CSPA could result
                                                                                                                                                                                                                                                           in reputational damage. Moreover, note that since the
                                                                                                                                                                          *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices    borrower is allowed to seek equitable remedies in a
                                                                                                                                                                          Act: Unable to determine if mortgage loan refinanced has a tangible net benefit  court of law as part of the private right of action, a
                                                                                                                                                                          to the borrower due to missing prior loan information. - EV2                     court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.

                                                                                                                                                                                                                                                           There is no Assignee Liability.
701267666 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
816510840 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
603871646 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
530685160 1        Fixed Purchase                                Primary     NJ                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
208763901 1        ARM   Purchase                                Primary     NJ                                                                               3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
386477880 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
458113371 1        ARM   Refinance                               Primary     DE                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Delaware Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
596409609 1        ARM   Purchase                                Primary     OK                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
514034913 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    settled among the circuit courts, the continuing risk
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to  that the borrower may have an extended right to
                                                                                                                                                                          determine this application date.  The final date used for testing was            rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          08/XX/2003. - EV2                                                                incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form the same creditor.
                                                                                                                                                                          should have been used. - EV2
841058150 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2
446853937 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
201377000 1        ARM   Refinance                               Primary     VA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
500839479 1        Fixed Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2
314091167 1        Fixed Purchase                                Investment  IN                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
265591649 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
896965534 1        ARM   Purchase                                Primary     OR            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
694521019 1        ARM   Refinance                               Primary     MD                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
748642745 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
728449390 1        ARM   Purchase                                Second Home FL                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.  TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          - EV2                                                                            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
894850845 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
378889152 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          contains CHARM Booklet due to missing information. - EV2                         liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine this application date.  The final date used for testing was            under TILA
                                                                                                                                                                          03/XX/2007. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test
                                                                                                                                                                          Affiliated Business Disclosure due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
666781857 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          should have been used. - EV2                                                     settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual  rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2     incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
146792953 1        ARM   Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
714163959 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
472984979 1        ARM   Purchase                                Primary     TX            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           the standard Due on Sale clause. - EV2                                                                                                                          under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
573277028 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2
211313407 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        N/A      N/A    No
461652437 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
553126253 1        Fixed Purchase                                Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
481652099 1        ARM   Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
799733817 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
592766826 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2001. - EV2
125220085 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
672780253 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
327342839 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
160264906 1        ARM   Refinance                               Primary     DC                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
134891916 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
744139431 1        ARM   Purchase                                Primary     CT            *** (OPEN) MI Monthly Premium Amount documented in file does not   2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           match the Escrowed Mortgage Insurance Premium amount per month                 Disclosure due to missing information. - EV2                                     under TILA
                                                                                           collected on the HUD. - EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
420341128 1        Fixed Purchase                                Primary     PA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         liability provisions within the statute or
                                                                                                                                                                          estimates. - EV2                                                                 implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
453075613 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/1992 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/1992.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
730479045 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
196622391 1        Fixed Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   arising from servicing or collecting.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
441706642 1        Fixed Purchase                                Primary     OK                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
595488301 1        ARM   Refinance                               Primary     OR                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
644896323 1        ARM   Refinance                               Primary     IA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
693634950 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  There is no Assignee Liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
230942485 1        ARM   Purchase                                Investment  CO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
168263347 1        Fixed Purchase                                Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
464331492 1        ARM   Purchase                                Primary     LA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
225185144 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        Assignee liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
823682868 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
296497866 1        Fixed Refinance                               Primary     CT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
254007251 1        ARM   Refinance                               Primary     FL                                                                               3           *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local
                                                                                                                                                                          compliance testing. - EV3                                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
175249825 1        Fixed Refinance                               Investment  PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
414561532 1        Fixed Refinance                               Investment  CT                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
746408522 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
628396463 1        Fixed Purchase                                Primary     NC                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
706960018 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2001. - EV2
883430073 1        Fixed Purchase                                Primary     HI            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
481441683 1        ARM   Refinance                               Primary     NC                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2002. - EV2
168561501 1        Fixed Refinance                               Primary     MI            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                                                                                                       assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection of the Act, except to the extent involved I violations
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      arising from servicing or collecting.
                                                                                                                                                                          borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2
319326134 1        Fixed Purchase                                Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
659880995 1        ARM   Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
463628053 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2
194983781 1        ARM   Purchase                                Primary     WI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
578861973 1        Fixed Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
225011497 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
419864936 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
869180726 1        Fixed Refinance                               Primary     OH            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
277433829 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of the Act, except to the extent involved I violations
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days arising from servicing or collecting.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Assignee liability.
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a
                                                                                                                                                                          loan that did not start as an ARM. - EV2                                         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
610821528 1        ARM   Refinance                               Investment  AZ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
591516570 1        ARM   Refinance                               Primary     OR            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
296182326 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
254265604 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
248077903 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
872697548 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
298372720 1        Fixed Refinance                               Investment  TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                10/XX/2005 which is X months prior to consummation. A lookback was performed to
                                                                                           Final Title Policy. - EV1                                                      determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
336388012 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
717904800 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
135702672 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           not provided - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
654367480 1        ARM   Purchase                                Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
690657900 1        ARM   Refinance                               Primary     VA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                                                                                                       liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements - EV2                                                               of violations.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
865875597 1        ARM   Refinance                               Primary     NC                                                                               3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home     Assignee liability is unclear.  A holder of the loan   Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          Loan: Unable to determine if refinance loan was made without a tangible net      may be exposed to the consequences if the loan is
                                                                                                                                                                          benefit to borrower due to missing prior loan information. - EV3                 deemed usurious, resulting in forfeiture of all
                                                                                                                                                                                                                                                           interest and return of twice the interest paid, or if
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        the violation constitutes a deceptive act or practice,
                                                                                                                                                                                                                                                           subjecting the holder to treble damages, but not both.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note
                                                                                                                                                                          grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
305429235 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
102599348 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
584560254 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2005 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
428442653 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
603913232 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA APR -  subject to a 1 year SOL for affirmative    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     claims, 3 years for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          0.125% tolerance. - EV2                                                          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
120446858 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
590562776 1        ARM   Refinance                               Primary     NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
570522729 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
737606723 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         affirmative claims, 3 years for rescindable
                                                                                                                                                                          estimates. - EV2                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2001. - EV2
800167724 1        Fixed Refinance                               Investment  FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
398220827 1        ARM   Refinance                               Primary     AZ                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
598343484 1        Fixed Construction-Permanent                  Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
138274104 1        Fixed Purchase                                Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
349963885 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
330642205 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
282136867 1        ARM   UTD                                     UTD         NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/1988 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/1988 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/1987.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
579212569 1        ARM   Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
502273533 1        Fixed Refinance                               Investment  MA                                                                               2           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -                                                          Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          EV2
749251050 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
573799958 1        ARM   Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
602881717 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
409893202 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
182971898 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
321912632 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
594130496 1        Fixed Refinance                               Primary     VA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
412413032 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  that the borrower may have an extended right to
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          should have been used. - EV2                                                     the same creditor.
147247091 1        Fixed Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
164799826 1        Fixed Refinance                               Primary     MI            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                                                                                                              assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection of the Act, except to the extent involved I violations
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      arising from servicing or collecting.
                                                                                                                                                                          borrower. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2         Assignee liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage         TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
571470721 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          estimates. - EV2                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
396731432 1        Fixed Refinance                               Primary     MS                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Mississippi Late Charge Grace Period Testing: Note grace period less  of violations.
                                                                                                                                                                          than minimum per state. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Mississippi Late Charge Percent and Amount Testing > $100,000: Note
                                                                                                                                                                          late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
240869053 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
606141545 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
796832565 1        ARM   Purchase                                Primary     AL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
266329521 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
316762137 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
828625263 1        ARM   Refinance                               Primary     SC                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days outside the states statute of limitations. Due to the
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             potential remedies available to a court, this
                                                                                                                                                                                                                                                           exception carries elevated risk to an assignee during
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        the initial 6 years after occurrence of the violation.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   After the expiration of this 6 year period, the
                                                                                                                                                                          the borrower. - EV2                                                              exception retains risk for claims raised as a defense
                                                                                                                                                                                                                                                           to foreclosure, but not at the same level as during
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  the initial 6 years for affirmative claims.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    affirmative claims, 3 years for rescindable
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          determine this application date.  The final date used for testing was            Assignee liability.
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
492451455 1        Fixed Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
242162599 1        Fixed Refinance                               Investment  GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2
396246452 1        Fixed Refinance                               Primary     GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
884136253 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
667118970 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
684649766 1        ARM   Purchase                                Primary     NC                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
577222226 1        ARM   Refinance                               Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     Yes
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) North Carolina Points and Fees: North Carolina Anti-Predatory
                                                                                                                                                                          Lending Law: Points and Fees on subject loan of XX.XX% is in excess of the allowable maximum of  XX.XX% of the Total Loan Amount. Points and Fees total
                                                                                                                                                                          $XXX.XX on a Total Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX (an overage of $XX.XX or XX.XX%).  Non-Compliant High Cost Loan. - EV1
716313930 1        Fixed Refinance                               Investment  IL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
703767960 1        ARM   Purchase                                Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
673928089 1        ARM   Refinance                               Second Home FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
281048038 1        Fixed Purchase                                Primary     AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
570566470 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Assignee liability.
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
146434987 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
864971238 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
762169271 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2
532726338 1        ARM   Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
298080887 1        ARM   Refinance                               Primary     SC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           outside the states statute of limitations. Due to the
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program potential remedies available to a court, this
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   exception carries elevated risk to an assignee during
                                                                                                                                                                                                                                                           the initial 6 years after occurrence of the violation.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        After the expiration of this 6 year period, the
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   exception retains risk for claims raised as a defense
                                                                                                                                                                          the borrower. - EV2                                                              to foreclosure, but not at the same level as during
                                                                                                                                                                                                                                                           the initial 6 years for affirmative claims.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    under TILA
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2
204088466 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
305501792 1        Fixed Purchase                                Primary     DC            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
622569295 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
548980288 1        ARM   Refinance                               Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
882143009 1        Fixed Refinance                               Primary     MO                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
819478580 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
441728561 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
129145791 1        Fixed Refinance                               Investment  UT                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
680634745 1        ARM   Refinance                               Primary     AZ                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
407315097 1        ARM   Refinance                               Primary     AL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                                                                                                       under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
752887454 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
421591020 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
706991454 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
261088458 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
581257509 1        ARM   Purchase                                Primary     NV            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
135989640 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
585482456 1        ARM   Refinance                               Primary     MI                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final Assignee liability is unclear.  Purchasers and         Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  assignees would not appear to be liable for violations
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
197853558 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to  There is no Assignee Liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
316328021 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
624176947 1        ARM   Purchase                                Investment  FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
889609808 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        claims, 3 years for rescindable transactions.
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          0.125% tolerance. - EV2                                                          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
684084957 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
726291431 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Incomplete Document: TIL Final is incomplete - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
517204829 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance claims, 3 years for rescindable transactions.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          amount of $xx - EV2                                                              liability.

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     affirmative claims, 3 years for rescindable
                                                                                                                                                                          0.125% tolerance. - EV2                                                          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
491217891 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2007. - EV2
204217018 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
639762361 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
461427008 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance There is no Assignee Liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Louisiana Late Charge Percent Testing: Note late charge exceeds       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          maximum per state. - EV2                                                         Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
480347569 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
163278475 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/1999. - EV2
466387870 1        ARM   Purchase                                Primary     NY                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2000 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
113192776 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local
                                                                                                                                                                          compliance testing. - EV3                                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
277285495 1        ARM   Refinance                               Primary     AK                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
577115119 1        ARM   Purchase                                UTD         WA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
813953846 1        ARM   Purchase                                Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
405368129 1        Fixed Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                                                                                                       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2000 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
453329863 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
891259164 1        Fixed Refinance                               Investment  NV                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
362292985 1        ARM   Construction-Permanent                  Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
668259817 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
415466609 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
698413390 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
798128693 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          2011):  The amount of taxes and insurance, including any mortgage insurance, on  liability provisions within the statute or
                                                                                                                                                                          the Final TIL does not match the amount of taxes and insurance, including any    implementing regulation, Regulation X, for these type
                                                                                                                                                                          mortgage insurance, for the loan. - EV2                                          of violations.

                                                                                                                                                                          *** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          2011):  Total payment amount (PITI) on the Final TIL does not match the total    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          payment amount for the loan. - EV2                                               Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on
                                                                                                                                                                          GFE does not match actual payment on loan. - EV2

                                                                                                                                                                          *** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on
                                                                                                                                                                          Final GFE does not match Note. - EV2

                                                                                                                                                                          *** (OPEN) RESPA 2010 GFE vs HUD Block 8 with Cure: RESPA (2010): XX.XX%
                                                                                                                                                                          tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure
                                                                                                                                                                          Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
774736349 1        Fixed Refinance                               Primary     IL                                                                               3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
704632725 1        ARM   Refinance                               Investment  MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
281777809 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
862248939 1        Fixed Refinance                               Primary     MO                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
538277050 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
127499379 1        ARM   Refinance                               Investment  CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting                                                          Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
796955151 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
143329484 1        Fixed Refinance                               Primary     AL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
195800267 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
634567858 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2002. - EV2
509890334 1        Fixed Refinance                               Investment  NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
802027882 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance of the Act, except to the extent involved I violations
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
114045717 1        ARM   Refinance                               Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
784416877 1        Fixed Refinance                               Primary     IL            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           not provided - EV3                                                                                                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  Assignee liability.
                                                                                                                                                                          to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
576061754 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
846887939                UTD                                     UTD                                                                                          3           *** (OPEN) Missing Document: Incomplete loan images/file - EV3                                                                          No             RD          D           D           D           D       UTD                 N/A    N/A
438054345 1        Fixed Refinance                               Investment  UT                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
340989551 1        ARM   Purchase                                Primary     AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
324591778 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
273382680 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
583316351 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2001 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
469785278 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
439644553 1        Fixed Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
637753243 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
358623736 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
804783322 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
805337511 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
575048824 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
157799885 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  of the Act, except to the extent involved I violations
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection There is no Assignee Liability.
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
201805163 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
729187427 1        ARM   Refinance                               Primary     ME            *** (OPEN) ARM Error: Initial Rate Minimum was not provided - EV3  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
172283388 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
756032891 1        Fixed Construction-Permanent                  Investment  LA                                                                               2           *** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2
120906220 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
231685302 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
501984155 1        Fixed Purchase                                Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          01/XX/1995 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/1994 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          07/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
151525979 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
267884689 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
821698065 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
130343764 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
439633433 1        Fixed Refinance                               Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2008. - EV2
878092126 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
432422547 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
442536445 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     settled among the circuit courts, the continuing risk
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    that the borrower may have an extended right to
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to  rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          determine this application date.  The final date used for testing was            incorrect Model Form remains. Because of this
                                                                                                                                                                          08/XX/2005. - EV2                                                                uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         the same creditor.
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
476895141 1        Fixed Purchase                                Primary     DE            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           not provided - EV3                                                             Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
728946055 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the borrower. - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  incorrect Model Form remains. Because of this
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   the same creditor.
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor.
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2
512318943 1        ARM   Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Initial TIL not provided - EV1
306051498 1        Fixed Refinance                               Primary     NJ                                                                               3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                                                                          Yes            RD          D           D           D           D       Yes        No       No     N/A
346086297 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
874517283 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
387232653 1        ARM   Purchase                                Investment  FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
871111820 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
512330395 1        Fixed Refinance                               Primary     MO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2000 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
819204520 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
712024483 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
331204054 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
441469028 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
806401512 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   implementing regulation, Regulation X, for these type
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   of violations.
                                                                                                                                                                          used. - EV2

                                                                                                                                                                          *** (OPEN) Louisiana Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
826148252 1        ARM   Purchase                                Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        The Consumer Sales Practices Act (CSPA) generally does Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           not provide for assignee liability. The Act provides
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: that no claim or defense may be asserted under the Act
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days by the Attorney General or any consumer against a
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                                                                                                           any action under the statute unless: (a) the violation
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   assignee or purchaser is affiliated by common control
                                                                                                                                                                          the borrower. - EV2                                                              with the seller of the loan at the time the loan was
                                                                                                                                                                                                                                                           purchased or assigned.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor The CSPA gives authority to the Office to bring class
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          time after using credit score. - EV2                                             Additionally, the CSPA provides borrowers with a
                                                                                                                                                                                                                                                           private right of action. Therefore, it is possible
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     that any action commenced under the CSPA could result
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    in reputational damage. Moreover, note that since the
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to  borrower is allowed to seek equitable remedies in a
                                                                                                                                                                          determine this application date.  The final date used for testing was            court of law as part of the private right of action, a
                                                                                                                                                                          03/XX/2007. - EV2                                                                court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                          *** (OPEN) Ohio CSPA Borrower Ability to Repay Testing: Ohio Consumer Sales      compelled to repurchase the loan, the assignee could
                                                                                                                                                                          Practices Act:  File does not contain evidence that analysis of borrower's       face exposure.
                                                                                                                                                                          ability to repay was performed based on verified income, obligations, assets,
                                                                                                                                                                          and/or employment. - EV2                                                         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                          retained by lender. - EV2

                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:
                                                                                                                                                                          Consumer did not receive the required Closing Disclosure. - EV2
250351967 1        ARM   Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
632903823 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
455478427 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
365798945 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
669848747 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
353950562 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
843396411 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           The Consumer Sales Practices Act (CSPA) generally does
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        not provide for assignee liability. The Act provides
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that no claim or defense may be asserted under the Act
                                                                                                                                                                          the borrower. - EV2                                                              by the Attorney General or any consumer against a
                                                                                                                                                                                                                                                           purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  any action under the statute unless: (a) the violation
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                                                                                                           assignee or purchaser is affiliated by common control
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance with the seller of the loan at the time the loan was
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     purchased or assigned.
                                                                                                                                                                          amount of $xx - EV2                                                              The CSPA gives authority to the Office to bring class
                                                                                                                                                                                                                                                           actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          *** (OPEN) Ohio CSPA Borrower Ability to Repay Testing: Ohio Consumer Sales      Additionally, the CSPA provides borrowers with a
                                                                                                                                                                          Practices Act:  File does not contain evidence that analysis of borrower's       private right of action. Therefore, it is possible
                                                                                                                                                                          ability to repay was performed based on verified income, obligations, assets,    that any action commenced under the CSPA could result
                                                                                                                                                                          and/or employment. - EV2                                                         in reputational damage. Moreover, note that since the
                                                                                                                                                                                                                                                           borrower is allowed to seek equitable remedies in a
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  court of law as part of the private right of action, a
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        court could reform the loan terms which could impact
                                                                                                                                                                          retained by lender. - EV2                                                        purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                          *** (OPEN) Ohio CSPA Default Increase: Ohio Consumer Sales Practices Act:        face exposure.
                                                                                                                                                                          Mortgage loan contains an impermissible demand feature. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                          loan file does not contain documentation of the analysis of the borrower's       TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          reasonable tangible net benefit. - EV2                                           under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
541958848 1        Fixed UTD                                     Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
106619474 1        Fixed Purchase                                Primary     WA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance of violations.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
770295231 1        ARM   Purchase                                Primary     NV            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2
641462049 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
964346260 1        ARM   Refinance                               Primary     AL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge      implementing regulation, Regulation X, for these type
                                                                                                                                                                          exceeds maximum per state. - EV2                                                 of violations.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: There is no Assignee Liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
432491607 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          affirmative claims, 3 years for rescindable
                                                                                                                                                                          12/XX/1997 used as disbursement date for compliance testing. - EV2               transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1997 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/1997. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1997, prior to three (3) business days from transaction date of 12/XX/1997. - EV2
577398601 1        ARM   Refinance                               Primary     MT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2
780881145 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
281377667 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
595891265 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a
                                                                                           Final Title Policy. - EV1                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
203794081 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
136332224 1        ARM   Purchase                                Primary     DE                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Delaware Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
423971421 1        ARM   Refinance                               Primary     NJ                                                                               3           *** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan Assignee Liability: Assignees and purchasers of New    Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period     Jersey high cost home loans are subject to all
                                                                                                                                                                          less than 15 days. - EV3                                                         affirmative claims and any defenses with respect to
                                                                                                                                                                                                                                                           the loan that the borrower could assert against the
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        original creditor of the loan.  Section 6(c) of the
                                                                                                                                                                                                                                                           Act also provides that a borrower acting only in an
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program individual capacity may assert against the creditor or disclosure not provided to the borrower within three (3) days of application. -  any subsequent holder or assignee:  (1) Within six
                                                                                                                                                                          EV2                                                                              years of the closing of covered home loan, a violation
                                                                                                                                                                                                                                                           of the Act as an original action or as a defense,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        claim, or counterclaim; and (2) At any time during the
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   term of a high cost home loan a defense, claim or
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         counterclaim.  The aforementioned may both be brought
                                                                                                                                                                                                                                                           after an action to collect on the home loan or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  foreclose on the collateral securing the home loan has
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 been initiated, the debt arising from the home loan
                                                                                                                                                                                                                                                           has been accelerated, or the home loan has become 60
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   days in default.  Further, the Act contains a choice
                                                                                                                                                                          EV2                                                                              of law provision permitting actions under either the
                                                                                                                                                                                                                                                           New Jersey Consumer Fraud Act ("NJCFA"), which
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        possibly allow for class actions, or the Act. The July
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        6, 2004 amendments clarify that a defense, claim, or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     counterclaim may only be brought in an individual
                                                                                                                                                                                                                                                           capacity and may not be asserted in a class action.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   Additionally, the statute provides for punitive
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   damages.
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form
                                                                                                                                                                          should have been used. - EV2                                                     RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA

                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
320547537 1        ARM   Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of the Act, except to the extent involved I violations
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
319324678 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
899512458 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
347126975 1        ARM   Refinance                               Primary     MA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
687475154 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
725826477 1        ARM   Refinance                               Primary     AK                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
126819120 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty                                                               Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
891759638 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
681493997 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
899377964 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  Assignee liability.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
216006377 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
435864022 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        home loan will be subject to all affirmative claims
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  and defenses that the borrower could assert against
                                                                                                                                                                          less than ten (10) days. - EV2                                                   the creditor of the high cost home loan, including the
                                                                                                                                                                                                                                                           right of rescission which applies regardless of
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   whether the safe harbor provision is met.  In an
                                                                                                                                                                          EV2                                                                              action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                                                                                                           and any relief granted may not exceed the sum of the
                                                                                                                                                                                                                                                           amount of all remaining indebtedness of the borrower
                                                                                                                                                                                                                                                           and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                                                                                                           violation of the flipping and prohibited high cost
                                                                                                                                                                                                                                                           home loan provisions in response to the holder's
                                                                                                                                                                                                                                                           notice of acceleration or foreclosure notice; and
                                                                                                                                                                                                                                                           (iii) the borrower must bring the action within one
                                                                                                                                                                                                                                                           year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.

                                                                                                                                                                                                                                                           Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.

                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.
634850707 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
729821669 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
323787400 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
413892519 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
386208975 1        Fixed Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
142992335 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
166343531 1        ARM   Refinance                               Primary     OH            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
249850752 1        ARM   Purchase                                Primary     WA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3
244071385 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
664842825 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          10/XX/2005 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (OPEN) Initial Good Faith Estimate Indicated ARM Product: Unable to
                                                                                                                                                                          determine if the Initial Good Faith Estimate indicated the loan was an
                                                                                                                                                                          Adjustable Rate Mortgage due to missing information. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
887434558 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
391917166 1        Fixed Refinance                               Primary     SC                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 outside the states statute of limitations. Due to the
                                                                                                                                                                                                                                                           potential remedies available to a court, this
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        exception carries elevated risk to an assignee during
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        the initial 6 years after occurrence of the violation.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     After the expiration of this 6 year period, the
                                                                                                                                                                                                                                                           exception retains risk for claims raised as a defense
                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home   to foreclosure, but not at the same level as during
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to  the initial 6 years for affirmative claims.
                                                                                                                                                                          receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2                                                                              RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.
839799452 1        Fixed Purchase                                Primary     CO                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
225807110 1        Fixed Refinance                               Primary     NE                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
416352250 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
464709868 1        ARM   Refinance                               Primary     MO            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
834261899 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     under TILA

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
142647595 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
461209272 1        ARM   Purchase                                Primary     MA            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           not provided - EV3                                                             disclosure not provided to the borrower. - EV2                                   under TILA
516161689 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
186429487 1        Fixed Refinance                               Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note
                                                                                                                                                                          grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
768304130 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
141072205 1        ARM   Refinance                               Second Home CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
536538104 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
882511077 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
586190806 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
871240726 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     Assignee liability.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2005 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
463724895 1        ARM   Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
273373028 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
611482533 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     under TILA
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     Assignee liability.
500196005 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
374691906 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
594026349 1        Fixed Refinance                               Primary     OR                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
888677768 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
309539764 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to  There is no Assignee Liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2008. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
694733507 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
106329610 1        Fixed Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
207908531 1        ARM   Purchase                                Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1
886895214 1        ARM   Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
130336865 1        ARM   Refinance                               Investment  FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
176596759 1        Fixed Purchase                                Primary     KY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/1997 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1997 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
564733391 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
111564870 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
528759475 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
123766138 1        ARM   Purchase                                Primary     WA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
394570004 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
416833569 1        Fixed Refinance                               Primary     NC            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                                                                                                              liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     implementing regulation, Regulation X, for these type
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    of violations.
                                                                                                                                                                          05/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
783644512 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
658047811 1        Fixed Refinance                               Primary     NH                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
753721884 1        ARM   Purchase                                Primary     CT            *** (OPEN) Neg Am Error: Maximum Balance % was not provided - EV3  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/1996 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/1996 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
109504961 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  Assignee liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
667466456 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
890008050 1        ARM   Refinance                               Primary     NC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
378692218 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
503925218 1        ARM   Refinance                               Primary     MI            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   that the borrower may have an extended right to
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage         uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          borrower. - EV2                                                                  creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
785529492 1        Fixed Refinance                               Primary     AL                                                                               2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          exceeds maximum per state. - EV2                                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  of violations.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
541170753 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     settled among the circuit courts, the continuing risk
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    that the borrower may have an extended right to
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to  rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          determine this application date.  The final date used for testing was            incorrect Model Form remains. Because of this
                                                                                                                                                                          07/XX/2005. - EV2                                                                uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   the same creditor.
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
899613261 1        ARM   Refinance                               Second Home NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
329463991 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
122409228 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
410969932 1        ARM   Purchase                                Primary     MS            *** (OPEN) Missing Document: Missing Final 1003 - EV2              1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
575801314 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
203211076 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   settled among the circuit courts, the continuing risk
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   that the borrower may have an extended right to
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          should have been used. - EV2                                                     incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
432900885 1        Fixed Refinance                               Primary     NE            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        Assignee Liability:  The Anti-Predatory lending        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          provisions arising under the Act extend to persons
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                applicable Federal, State or Local compliance testing. - EV3                     licensed under the Act.  In turn, the Act requires a
                                                                                           Final Title Policy. - EV1                                                                                                                                       license of any person acting as a "mortgage banker",
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     which includes, among other activities, acquiring and
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    selling ten or more mortgage loans in a calendar year.
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  Therefore, assignees and purchasers would qualify as
                                                                                                                                                                          determine this application date.  The final date used for testing was            "mortgage bankers," and would therefore be subject to
                                                                                                                                                                          04/XX/2007. - EV2                                                                the enforcement mechanisms in the Act for any
                                                                                                                                                                                                                                                           compliance failure that the assignee itself commits.
                                                                                                                                                                          *** (OPEN) Nebraska Broker Notice: Nebraska Mortgage Bankers Registration and    However, failure to comply with the Act will not
                                                                                                                                                                          Licensing Act:  Mortgage broker has received compensation from the borrower      affect the validity or enforceability of any mortgage
                                                                                                                                                                          without providing a written agreement to the borrower. - EV2                     loan. Further, a person acquiring a mortgage loan or
                                                                                                                                                                                                                                                           an interest in a mortgage loan is not required to
                                                                                                                                                                                                                                                           ascertain the extent of compliance with the Act.
409711546 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
681481081 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2
659419784 1        ARM   Purchase                                Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a
                                                                                           Final Title Policy. - EV1                                                      *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
860630619 1        Fixed Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
713431963 1        ARM   Refinance                               Primary     NE            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
566803253 1        ARM   Refinance                               Primary     NM                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
868111603 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
163324728 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
248980641 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
270208431 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
536865543 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
351129001 1        ARM   Refinance                               Investment  FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
828684721 1        ARM   Purchase                                Primary     OR            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
718678165 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
688509245 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance implementing regulation, Regulation X, for these type
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     of violations.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection under TILA
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to
                                                                                                                                                                          borrower. - EV2                                                                  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2         Assignee liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
762760595 1        Fixed Refinance                               Primary     PA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
791247494 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
879687024 1        Fixed Refinance                               Primary     UT                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
603316576 1        Fixed Purchase                                Primary     MT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2002. - EV2
268596648 1        Fixed Refinance                               Primary     AL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge      implementing regulation, Regulation X, for these type
                                                                                                                                                                          exceeds maximum per state. - EV2                                                 of violations.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
265319784 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
576950678 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
304679850 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
655519035 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
723392718 1        Fixed Refinance                               Investment  OK                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2
731496429 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to  the same creditor.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
480046283 1        Fixed Refinance                               Primary     NC                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note
                                                                                                                                                                          grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
441510639 1        ARM   Refinance                               Primary     CT            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
881842859 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
791136646 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
389858584 1        ARM   Purchase                                Primary     SC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   outside the states statute of limitations. Due to the
                                                                                                                                                                                                                                                           potential remedies available to a court, this
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        exception carries elevated risk to an assignee during
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   the initial 6 years after occurrence of the violation.
                                                                                                                                                                          the borrower. - EV2                                                              After the expiration of this 6 year period, the
                                                                                                                                                                                                                                                           exception retains risk for claims raised as a defense
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     to foreclosure, but not at the same level as during
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    the initial 6 years for affirmative claims.
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          12/XX/2004. - EV2                                                                transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to  TILA - subject to a 1 year SOL for affirmative claims receive complaints or inquiries about the origination and making of the loan. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
552691446 1        ARM   Refinance                               Investment  MA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
639432140 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  arising from servicing or collecting.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor under TILA did not provide FACTA Credit Score Disclosure within a reasonably practicable
                                                                                                                                                                          time after using credit score. - EV2                                             TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                                                                                                           claims, 3 years for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance affirmative claims, 3 years for rescindable
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
595348735 1        Fixed Refinance                               Investment  FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
458910976 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
801175054 1        ARM   Refinance                               Investment  FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
624068087 1        Fixed Refinance                               Primary     RI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                02/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                           Final Title Policy. - EV1                                                      determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
218562354 1        ARM   Refinance                               Investment  AZ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
151476336 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          12/XX/2003. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
503242645 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
369423184 1        ARM   Purchase                                Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
668363642 1        ARM   Purchase                                Primary     AZ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                                                                                                       under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
125462924 1        Fixed Purchase                                Primary     DE                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
808441562 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/1998. - EV2
344085110 1        ARM   Purchase                                Primary     WI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
858236828 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
402387667 1        ARM   Purchase                                Primary     OH                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
741296661 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
553140092 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
809656001 1        Fixed Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          03/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
814100153 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
474643572 1        ARM   Refinance                               Primary     NV            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
617329954 1        ARM   Purchase                                Primary     CO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
553015648 1        Fixed Refinance                               Primary     MT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
209084379 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    The Consumer Sales Practices Act (CSPA) generally does
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to  not provide for assignee liability. The Act provides
                                                                                                                                                                          determine this application date.  The final date used for testing was            that no claim or defense may be asserted under the Act
                                                                                                                                                                          06/XX/2007. - EV2                                                                by the Attorney General or any consumer against a
                                                                                                                                                                                                                                                           purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine          any action under the statute unless: (a) the violation
                                                                                                                                                                          compliance with timing requirements due to missing Initial Loan Application      was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          Date. - EV2                                                                      assignee or purchaser is affiliated by common control
                                                                                                                                                                                                                                                           with the seller of the loan at the time the loan was
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:      purchased or assigned.
                                                                                                                                                                          Consumer did not receive the required Closing Disclosure. - EV2                  The CSPA gives authority to the Office to bring class
                                                                                                                                                                                                                                                           actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices    Additionally, the CSPA provides borrowers with a
                                                                                                                                                                          Act: Unable to determine if mortgage loan refinanced has a tangible net benefit  private right of action. Therefore, it is possible
                                                                                                                                                                          to the borrower due to missing prior loan information. - EV2                     that any action commenced under the CSPA could result
                                                                                                                                                                                                                                                           in reputational damage. Moreover, note that since the
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    borrower is allowed to seek equitable remedies in a
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        court of law as part of the private right of action, a
                                                                                                                                                                          Application Date. - EV2                                                          court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
663211886 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
186561482 1        Fixed Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
430837455 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
604300704 1        ARM   Construction-Permanent                  Primary     VA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
788799851 1        Fixed Refinance                               Investment  NC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note
                                                                                                                                                                          grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
710890324 1        Fixed Refinance                               Investment  OH                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
858591788 1        Fixed Refinance                               Primary     LA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     Assignee liability.
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount,
                                                                                                                                                                          whichever applies. - EV2                                                         TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
506574120 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
569657524 1        ARM   Refinance                               Primary     MI            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                             requirements - EV2                                                               assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                           *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain               *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program arising from servicing or collecting.
                                                                                           the standard Due on Sale clause. - EV2                                         disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                           does not contain the following clauses: - EV2                                  Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                                                                                                 affirmative claims, 3 years for rescindable
                                                                                           Final Title Policy. - EV1                                                      *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
874963812 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          time after using credit score. - EV2                                             under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
865628852 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             consequences of a compliance failure remain unclear.
                                                                                                                                                                                                                                                           In particular, it is probable that a violation of the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   "borrower's interest" standard can be raised as a
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     it is possible that a violation of the "borrower's
                                                                                                                                                                          loan that did not start as an ARM. - EV2                                         interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                           Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     statute.
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          interest. - EV2                                                                  under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
251419555 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
853859308 1        ARM   Purchase                                Primary     MA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
660813817 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          EV2                                                                              liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
752205610 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program under TILA disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  affirmative claims, 3 years for rescindable
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
838938226 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
646468516 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
450396768 1        ARM   Refinance                               Investment  FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
599453445 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
300700637 1        ARM   Purchase                                Investment  IN            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           not provided - EV3
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
367320884 1        Fixed Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
130240860 1        ARM   Refinance                               Primary     NC            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
326965586 1        ARM   Purchase                                Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
641334164 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program of the Act, except to the extent involved I violations
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
163573657 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
406287617 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
311588956 1        Fixed Refinance                               Primary     SC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           outside the states statute of limitations. Due to the
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  potential remedies available to a court, this
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 exception carries elevated risk to an assignee during
                                                                                                                                                                                                                                                           the initial 6 years after occurrence of the violation.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance After the expiration of this 6 year period, the
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     exception retains risk for claims raised as a defense
                                                                                                                                                                          amount of $xx - EV2                                                              to foreclosure, but not at the same level as during
                                                                                                                                                                                                                                                           the initial 6 years for affirmative claims.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    There is no Assignee Liability.
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          08/XX/2007. - EV2                                                                affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home   Assignee liability.
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2
605332718 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   Assignee liability.
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
253453706 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        liability provisions within the statute or
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
491164839 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
707857162 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
357818864 1        ARM   Refinance                               Primary     MD            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           not provided - EV3                                                             requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                           Final Title Policy. - EV1                                                      timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
796171598 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program The secondary market purchase of a loan does not       Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   trigger coverage of the statute.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:
                                                                                                                                                                          Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
379497319 1        ARM   Purchase                                Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
525375571 1        ARM   Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
360786480 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        liability provisions within the statute or
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
561083147 1        ARM   Refinance                               Primary     AL                                                                               2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge      There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program under TILA disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
883800433 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   assignees would not appear to be liable for violations
                                                                                                                                                                          used. - EV2                                                                      of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
841941851 1        Fixed Purchase                                Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    liability provisions within the statute or
                                                                                                                                                                          time after using credit score. - EV2                                             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
646094468 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
103101945 1        ARM   Purchase                                Investment  IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2000. - EV2
633826455 1        ARM   Refinance                               Investment  MI                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
550348876 1        ARM   Purchase                                Primary     TX            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
656205775 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of the Act, except to the extent involved I violations
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days arising from servicing or collecting.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
505169338 1        Fixed Purchase                                Primary     WA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         of violations.
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        Assignee liability.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
652295559 1        Fixed Purchase                                Primary     NH                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
661715977 1        ARM   Refinance                               Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
629194908 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
516538311 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  of the Act, except to the extent involved I violations
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection There is no Assignee Liability.
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
114648964 1        Fixed Refinance                               Investment  GA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
339138233 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   implementing regulation, Regulation X, for these type
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   of violations.
                                                                                                                                                                          used. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  Assignee liability.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
676776901 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
427504814 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
835371629 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
192870172 1        ARM   Purchase                                Primary     NV                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
216992315 1        ARM   Purchase                                Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
430882169 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
122149042 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
764215246 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
211467659 1        ARM   Refinance                               Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that the borrower may have an extended right to
                                                                                                                                                                          the borrower. - EV2                                                              rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          should have been used. - EV2                                                     the same creditor.

                                                                                                                                                                          *** (CLEARED) Texas Cash-out Borrower Received Copies Of All Documents: Texas
                                                                                                                                                                          Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that
                                                                                                                                                                          borrower(s) received copies of all documents signed at time of closing. - EV1
416834124 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
814471377 1        ARM   Purchase                                Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
715921118 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
845870783 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
334122093 1        Fixed Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     Assignee liability.
                                                                                           does not contain the following clauses: - EV2                                  were run off an assumed value of a contract sales price or original loan amount,
                                                                                                                                                                          whichever applies. - EV2                                                         TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
337793362 1        ARM   Refinance                               Primary     OH                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2000 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
131948728 1        Fixed Purchase                                Primary     AZ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to  Assignee liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
119628139 1        ARM   Purchase                                Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
854861505 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              The regulations do not clarify the enforcement
                                                                                                                                                                                                                                                           provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     consequences of a compliance failure remain unclear.
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       In particular, it is probable that a violation of the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     "borrower's interest" standard can be raised as a
                                                                                                                                                                          interest. - EV2                                                                  defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                                                                                                           it is possible that a violation of the "borrower's
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     interest" standard would constitute a violation of the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to  statute.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2                                                                TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
608233211 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
149388720 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
521358211 1        Fixed UTD                                     UTD         NC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
579546652 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
618780702 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
748370947 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  effective 8/1/07, although there does not appear to be
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          any explicit assignee liability, because a new private
                                                                                                                                                                                                                                                           right of action permits a court to award statutory
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          damages equal to the amount of all lender fees
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   included in the amount of the principal of the
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. - residential mortgage loan, there is the potential that
                                                                                                                                                                          EV2                                                                              secondary market participants may be adversely
                                                                                                                                                                                                                                                           affected.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  liability provisions within the statute or
                                                                                                                                                                          determine this application date.  The final date used for testing was            implementing regulation, Regulation X, for these type
                                                                                                                                                                          10/XX/2005. - EV2                                                                of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        under TILA
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
527441389 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  claims, 3 years for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
269879785 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         liability provisions within the statute or
                                                                                                                                                                          estimates. - EV2                                                                 implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        Assignee liability.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
609707835 1        Fixed Refinance                               UTD         OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          01/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2001 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          07/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
747979792 1        Fixed Purchase                                Primary     OH                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
634488988 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
768669162 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
474298191 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
404627294 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          to Cancel was not provided. - EV2
449677542 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
202313869 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
463813956 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
625437482 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
729045222 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
789727956 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
196769882 1        Fixed Refinance                               Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
802026354 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
470538065 1        Fixed Refinance                               Primary     WV                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1999 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
624149935 1        ARM   Refinance                               Primary     RI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
302936205 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
715808342 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
803749294 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
372918052 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 12/XX/2004. - EV2
407238591 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
749831967 1        ARM   Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
699447625 1        ARM   Purchase                                Primary     MA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          10/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
350259134 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
537818814 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
255697774 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
179803504 1        Fixed Refinance                               Primary     OH            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of    settled among the circuit courts, the continuing risk
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to  that the borrower may have an extended right to
                                                                                                                                                                          determine this application date.  The final date used for testing was            rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          04/XX/2006. - EV2                                                                incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- the same creditor.
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
854284596 1        Fixed Refinance                               Investment  NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
806440845 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
761684314 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
666964397 2        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2                                                         Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
338705939 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Ohio Consumer Sales          The Consumer Sales Practices Act (CSPA) generally does Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information      not provide for assignee liability. The Act provides
                                                                                                                                                                          Document not received by borrower within five (5) business days of application.  that no claim or defense may be asserted under the Act
                                                                                                                                                                          - EV2                                                                            by the Attorney General or any consumer against a
                                                                                                                                                                                                                                                           purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure Timing: Ohio Consumer Sales Practices    any action under the statute unless: (a) the violation
                                                                                                                                                                          Act:  Consumer did not receive the required Closing Disclosure at the time of    was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          closing. - EV2                                                                   assignee or purchaser is affiliated by common control
                                                                                                                                                                                                                                                           with the seller of the loan at the time the loan was
                                                                                                                                                                                                                                                           purchased or assigned.
                                                                                                                                                                                                                                                           The CSPA gives authority to the Office to bring class
                                                                                                                                                                                                                                                           actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                                                                                                           Additionally, the CSPA provides borrowers with a
                                                                                                                                                                                                                                                           private right of action. Therefore, it is possible
                                                                                                                                                                                                                                                           that any action commenced under the CSPA could result
                                                                                                                                                                                                                                                           in reputational damage. Moreover, note that since the
                                                                                                                                                                                                                                                           borrower is allowed to seek equitable remedies in a
                                                                                                                                                                                                                                                           court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.
752166356 1        Fixed Refinance                               Primary     AL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
550304801 1        Fixed Purchase                                Primary     SC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    outside the states statute of limitations. Due to the
                                                                                                                                                                          05/XX/2012 which is X months prior to consummation. A lookback was performed to  potential remedies available to a court, this
                                                                                                                                                                          determine this application date.  The final date used for testing was            exception carries elevated risk to an assignee during
                                                                                                                                                                          03/XX/2012. - EV2                                                                the initial 6 years after occurrence of the violation.
                                                                                                                                                                                                                                                           After the expiration of this 6 year period, the
                                                                                                                                                                          *** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does   exception retains risk for claims raised as a defense
                                                                                                                                                                          not provide minimum ten (10) business day availability for estimate of charges   to foreclosure, but not at the same level as during
                                                                                                                                                                          and terms for all other settlement charges. - EV2                                the initial 6 years for affirmative claims.

                                                                                                                                                                          *** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided     Liability appears to be limited to
                                                                                                                                                                          with list of service providers. - EV2                                            originators/licensees.

                                                                                                                                                                          *** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with     RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor  of violations.
                                                                                                                                                                          did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                           TILA MDIA - subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine           claims under TILA, Unlimited as a defense to
                                                                                                                                                                          compliance with timing requirements due to missing Initial Loan Application      foreclosure. Assignee liability.
                                                                                                                                                                          Date. - EV2

                                                                                                                                                                          *** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan
                                                                                                                                                                          Originator license due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                          Date. - EV2
281475632 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program home loan will be subject to all affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        right of rescission which applies regardless of
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   whether the safe harbor provision is met.  In an
                                                                                                                                                                          the borrower. - EV2                                                              action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        and any relief granted may not exceed the sum of the
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  amount of all remaining indebtedness of the borrower
                                                                                                                                                                          less than ten (10) days. - EV2                                                   and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     violation of the flipping and prohibited high cost
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    home loan provisions in response to the holder's
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  notice of acceleration or foreclosure notice; and
                                                                                                                                                                          determine this application date.  The final date used for testing was            (iii) the borrower must bring the action within one
                                                                                                                                                                          04/XX/2005. - EV2                                                                year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2                                                                              Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to         not rate GA loans originated during this time period.
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact
                                                                                                                                                                          high cost findings. - EV2                                                        Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
776395464 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
892437198 1        ARM   Refinance                               Investment  OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
175932205 1        ARM   Purchase                                Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
736351528 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2
580636666 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
296355359 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
853091598 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
801155534 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
659643180 1        Fixed Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
203069393 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
860262227 1        ARM   Purchase                                Primary     IN                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
619655648 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
518133516 1        ARM   Purchase                                Second Home FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
718959273 1        Fixed Purchase                                Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
326501403 1        ARM   Refinance                               Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
143784902 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
137918282 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
675148640 1        Fixed Purchase                                Primary     NJ                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
377627566 1        ARM   Purchase                                Primary     OR            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           the standard Due on Sale clause. - EV2                                         disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
626757753 1        ARM   Purchase                                Second Home TX                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA APR -  subject to a 1 year SOL for affirmative    Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     claims, 3 years for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          0.125% tolerance. - EV2                                                          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
731361354 1        ARM   Purchase                                Primary     TX            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                                                                                                       under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
342422336 1        Fixed Purchase                                Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
811448217 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
182934645 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
683159323 1        Fixed Refinance                               Primary     MI            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage         RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    Protection Act:  List of HUD-approved credit counseling agencies not provided to liability provisions within the statute or
                                                                                                                                                                          borrower. - EV2                                                                  implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
113475927 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
170813383 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: The secondary market purchase of a loan does not       Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days trigger coverage of the statute.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL under TILA disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Virginia MLBA Additional Compensation: Virginia Mortgage Lender and
                                                                                                                                                                          Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:
                                                                                                                                                                          Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
829092529 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
404583086 1        ARM   Refinance                               Primary     NJ                                                                               3           *** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan Assignee Liability: Assignees and purchasers of New    Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period     Jersey high cost home loans are subject to all
                                                                                                                                                                          less than 15 days. - EV3                                                         affirmative claims and any defenses with respect to
                                                                                                                                                                                                                                                           the loan that the borrower could assert against the
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        original creditor of the loan.  Section 6(c) of the
                                                                                                                                                                                                                                                           Act also provides that a borrower acting only in an
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program individual capacity may assert against the creditor or disclosure not provided to the borrower within three (3) days of application. -  any subsequent holder or assignee:  (1) Within six
                                                                                                                                                                          EV2                                                                              years of the closing of covered home loan, a violation
                                                                                                                                                                                                                                                           of the Act as an original action or as a defense,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        claim, or counterclaim; and (2) At any time during the
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   term of a high cost home loan a defense, claim or
                                                                                                                                                                          the borrower. - EV2                                                              counterclaim.  The aforementioned may both be brought
                                                                                                                                                                                                                                                           after an action to collect on the home loan or
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   foreclose on the collateral securing the home loan has
                                                                                                                                                                          EV2                                                                              been initiated, the debt arising from the home loan
                                                                                                                                                                                                                                                           has been accelerated, or the home loan has become 60
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        days in default.  Further, the Act contains a choice
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        of law provision permitting actions under either the
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     New Jersey Consumer Fraud Act ("NJCFA"), which
                                                                                                                                                                                                                                                           possibly allow for class actions, or the Act. The July
                                                                                                                                                                                                                                                           6, 2004 amendments clarify that a defense, claim, or
                                                                                                                                                                                                                                                           counterclaim may only be brought in an individual
                                                                                                                                                                                                                                                           capacity and may not be asserted in a class action.
                                                                                                                                                                                                                                                           Additionally, the statute provides for punitive
                                                                                                                                                                                                                                                           damages.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
434142926 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
230948496 1        ARM   Purchase                                Primary     NY            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           does not contain the following clauses: - EV2                                  Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
311450848 1        ARM   Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
409737391 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
793672203 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
258887161 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2                                                                TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
486655244 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        that the borrower may have an extended right to
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit uncertainty, we continue to recommend that creditors
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   the same creditor.
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1
555868331 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance implementing regulation, Regulation X, for these type
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     of violations.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
863765827 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
874221393 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
614611877 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
307058175 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
364539507 1        Fixed Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2
640324604 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
456024735 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
747126789 1        Fixed Purchase                                Primary     NJ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
159075988 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
672753062 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
646618504 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/1995 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/1995. - EV2
870041338 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
541847686 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 12/XX/2003. - EV2
535222823 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    liability provisions within the statute or
                                                                                                                                                                          time after using credit score. - EV2                                             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
626907438 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
770491786 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
889403685 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
375127075 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
313912294 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
557031523 1        Fixed Purchase                                Second Home FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
355219851 1        Fixed Purchase                                Primary     GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
831760523 1        Fixed Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                                                                                                       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  Assignee liability.
                                                                                                                                                                          to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
153377350 1        ARM   UTD                                     UTD         CO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/1998 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          07/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
290295973 1        ARM   Purchase                                Investment  FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
430027480 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
802472799 1        ARM   Purchase                                Primary     GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
599886456 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
378009555 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
669535802 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA Finance Charge - subject to a 1 year SOL for disclosure not provided to the borrower within three (3) days of application. -  affirmative claims, 3 years for rescindable
                                                                                                                                                                          EV2                                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
349299047 1        Fixed Refinance                               Primary     TN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
299426873 1        ARM   Purchase                                Primary     OR                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
739713334 1        Fixed Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
364694174 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
205199112 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
891192687 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
166714083 1        Fixed Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
582557366 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
789989891 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
300936661 1        ARM   Purchase                                Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
200602512 1        ARM   Refinance                               Primary     OR                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2
724601420 1        Fixed Refinance                               Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
192602376 1        ARM   Refinance                               Primary     RI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
435416380 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2                                                                            TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
745000432 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
220255296 1        ARM   Refinance                               Primary     DE                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Delaware Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
841173766 1        Fixed Purchase                                Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     implementing regulation, Regulation X, for these type
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        of violations.
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test
                                                                                                                                                                          Affiliated Business Disclosure due to missing information. - EV2
176905795 1        Fixed Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
493185009 1        ARM   Purchase                                Primary     MD            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2
521960282 1        ARM   Purchase                                Primary     NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           Final Title Policy. - EV1                                                                                                                                       under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
234836472 1        Fixed Refinance                               Primary     AL                                                                               1           *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit TILA ROR Form - Because this issue is not uniformly    Yes            RA          A           A           A           A       Yes        No       No     N/A
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         settled among the circuit courts, the continuing risk
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- that the borrower may have an extended right to
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1                                       incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
593901715 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
194326671 1        Fixed Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
565328814 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
685895355 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
453106805 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
680538732 1        ARM   Purchase                                Primary     SC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
285785525 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
627233624 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2
250211259 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   that the borrower may have an extended right to
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          borrower at the time of application. - EV2                                       creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
763972062 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
153441372 1        ARM   Purchase                                Investment  MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
299188990 1        Fixed Refinance                               Primary     MA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
778790285 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  There is no Assignee Liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
322194520 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
593056094 1        Fixed Refinance                               Primary     NC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
670528293 1        ARM   Purchase                                Primary     OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
417445032 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
256913654 1        Fixed Refinance                               Primary     IN                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
637273781 1        Fixed Refinance                               Primary     NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
152243442 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
166133257 1        ARM   Purchase                                Investment  CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1
644128591 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   arising from servicing or collecting.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
404104125 1        ARM   UTD                                     UTD         CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/1990 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1990 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/1989.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
383312385 1        Fixed Purchase                                Primary     NJ            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
                                                                                           does not contain the following clauses: - EV2
311515497 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
280537782 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
364129180 1        Fixed Purchase                                Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2001. - EV2
528509522 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
581209317 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
452078009 1        Fixed Refinance                               Primary     PA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1
126376806 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
790200117 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the borrower. - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  incorrect Model Form remains. Because of this
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   the same creditor.
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
192169631 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance of violations.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    affirmative claims, 3 years for rescindable
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          determine this application date.  The final date used for testing was            Assignee liability.
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
609045121 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
443445956 1        ARM   Purchase                                Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
439813157 1        ARM   Refinance                               Primary     OK                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
265713465 1        ARM   Purchase                                Primary     DE                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Delaware Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
763423703 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
349206828 1        Fixed Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2002 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          12/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
827473494 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
423291534 1        Fixed Refinance                               Primary     MA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
482496800 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/1998 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
568971512 1        ARM   Refinance                               Primary     MO                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
464095984 1        Fixed Refinance                               Primary     NE                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
556005662 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          01/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2
885547146 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2001. - EV2
643442289 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
221125270 1        Fixed Purchase                                Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/1994 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/1994. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
207194556 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
770780790 1        Fixed Refinance                               Primary     ME                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No
789800943 1        ARM   Refinance                               Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a
                                                                                           Final Title Policy. - EV1                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
495215583 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2001. - EV2
761518860 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
773949555 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
484935962 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
157410771 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
295558380 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     settled among the circuit courts, the continuing risk
                                                                                                                                                                          amount of $xx - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV1
587511386 1        Fixed Purchase                                Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
613184551 1        Fixed Purchase                                UTD         IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
295055233 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Illinois Points and Fees: Illinois High Risk Home Loan Act: Points
                                                                                                                                                                          and Fees on subject loan of XX.XX% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $XXX.XX (2006). Points and Fees
                                                                                                                                                                          total $XXX.XX on a Total Loan Amount of $XXX.XX vs. an allowable total of $XX.XX and $XXX.XX (2006) (an overage of $XXX.XX or .XX.XX%).  Non-Compliant High Cost
                                                                                                                                                                          Loan. - EV1

                                                                                                                                                                          *** (CLEARED) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL
                                                                                                                                                                          Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV1
814702938 1        Fixed Refinance                               Primary     UT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2002 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
244848516 1        ARM   Refinance                               Primary     IL                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2001. - EV2
603367975 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
634655126 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA
430118804 1        Fixed Purchase                                Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
189264353 1        ARM   Construction-Permanent                  Primary     FL                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Assignee liability.
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a
                                                                                                                                                                          loan that did not start as an ARM. - EV2                                         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
107527593 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
305252460 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    settled among the circuit courts, the continuing risk
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to  that the borrower may have an extended right to
                                                                                                                                                                          determine this application date.  The final date used for testing was            rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          08/XX/2005. - EV2                                                                incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form the same creditor.
                                                                                                                                                                          should have been used. - EV2
281863785 1        ARM   Purchase                                Primary     LA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
530285679 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
652858211 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting   There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
157213580 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
209016698 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
487953312 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
296664777 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
829585740 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
640122371 1        ARM   Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
226042084 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
162571415 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
509274017 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1
825429573 1        Fixed Refinance                               Primary     ME            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
371287992 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance implementing regulation, Regulation X, for these type
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     of violations.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        Assignee liability.
                                                                                                                                                                          Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  affirmative claims, 3 years for rescindable
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          requirements. - EV2                                                              Assignee liability.

                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
729802658 1        ARM   Purchase                                Second Home FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
659198772 1        ARM   Purchase                                Investment  IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
842302260 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
326794315 1        Fixed Refinance                               Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
610718763 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
330805951 1        Fixed Refinance                               Primary     WI                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
263895280 1        Fixed Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     implementing regulation, Regulation X, for these type
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    of violations.
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
271163707 1        Fixed Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
495844858 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        effective 8/1/07, although there does not appear to be
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   any explicit assignee liability, because a new private
                                                                                                                                                                          the borrower. - EV2                                                              right of action permits a court to award statutory
                                                                                                                                                                                                                                                           damages equal to the amount of all lender fees
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          included in the amount of the principal of the
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   residential mortgage loan, there is the potential that
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. - secondary market participants may be adversely
                                                                                                                                                                          EV2                                                                              affected.

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure under TILA not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
854550999 1        ARM   Refinance                               Primary     OR            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
527622473 1        ARM   Purchase                                Primary     NC                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
222228917 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
817243321 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          used. - EV2                                                                      Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
590955935 1        ARM   Purchase                                Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of violations.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
452708392 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Financing Agreement Used For Fee Testing:       RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Missing Final HUD-1: Financing Agreement used for any applicable Federal, State  liability provisions within the statute or
                                                                                                                                                                          or Local compliance testing. - EV3                                               implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
706142811 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2                                                                TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
869877213 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
300328260 1        ARM   Refinance                               Primary     FL            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           the standard Due on Sale clause. - EV2                                                                                                                          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 disclosure not provided to the borrower. - EV2
                                                                                           does not contain the following clauses: - EV2                                                                                                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
347313360 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
203892194 1        ARM   Refinance                               Primary     WI            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
814118424 1        ARM   Refinance                               Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
497974219 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
471661880 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        affirmative claims, 3 years for rescindable
                                                                                                                                                                          requirements - EV2                                                               transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
404787819 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
247625603 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
468028213 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
271056529 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
758747774 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
590437175 1        Fixed Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
757862438 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
888774848 1        Fixed Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/1999. - EV2
195073045 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   under TILA
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a
                                                                                                                                                                          loan that did not start as an ARM. - EV2                                         TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/1997 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/1997 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1996. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/1997, prior to three (3) business days from transaction date of 06/XX/1997. - EV2
429042931 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          12/XX/2004. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
748495983 1        ARM   Purchase                                Primary     DE            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
874530372 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
725001336 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
306321043 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2     TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (CLEARED) Texas Cash-out Transaction Not Allowed: Texas Home Equity Loan Not
                                                                                                                                                                          Permitted prior to January 1, 1998. - EV1
495146701 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
698006167 1        ARM   Purchase                                Investment  IA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/1997 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/1997 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          12/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
733556498 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
287242561 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
413521889 1        Fixed Refinance                               Primary     DE                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
361658414 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
339705446 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
263775153 1        ARM   Refinance                               Primary     IL                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
478629991 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance Assignee liability.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
168935864 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
778444754 1        Fixed Purchase                                Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
528972296 1        Fixed Refinance                               Primary     NC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
849432421 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
227386268 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
885990148 1        ARM   Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
243902287 1        ARM   Purchase                                Primary     DE                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Delaware Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
232206278 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
835999944 1        ARM   Refinance                               Primary     DE                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
841268217 1        ARM   Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
301271140 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
300692804 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
805535034 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2
141611774 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV1
470798173 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
566943035 1        ARM   Purchase                                Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
683433229 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1
753687440 1        ARM   Purchase                                Primary     TN            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
522329240 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program home loan will be subject to all affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        right of rescission which applies regardless of
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   whether the safe harbor provision is met.  In an
                                                                                                                                                                          the borrower. - EV2                                                              action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  and any relief granted may not exceed the sum of the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 amount of all remaining indebtedness of the borrower
                                                                                                                                                                                                                                                           and reasonable attorneys' fees in the individual
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     violation of the flipping and prohibited high cost
                                                                                                                                                                          amount of $xx - EV2                                                              home loan provisions in response to the holder's
                                                                                                                                                                                                                                                           notice of acceleration or foreclosure notice; and
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        (iii) the borrower must bring the action within one
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  year from the date of the occurrence of the violation,
                                                                                                                                                                          less than ten (10) days. - EV2                                                   except in defense by recoupment or setoff.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to  not rate GA loans originated during this time period.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2                                                                Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   3/6/2003), material violation.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA

                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
362169251 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
461870395 1        ARM   Purchase                                Primary     NJ                                                                               3           *** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan Assignee Liability: Assignees and purchasers of New    Yes            RC          C           C           C           C       Yes        N/A      N/A    No
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period     Jersey high cost home loans are subject to all
                                                                                                                                                                          less than 15 days. - EV3                                                         affirmative claims and any defenses with respect to
                                                                                                                                                                                                                                                           the loan that the borrower could assert against the
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        original creditor of the loan.  Section 6(c) of the
                                                                                                                                                                                                                                                           Act also provides that a borrower acting only in an
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program individual capacity may assert against the creditor or disclosure not provided to the borrower within three (3) days of application. -  any subsequent holder or assignee:  (1) Within six
                                                                                                                                                                          EV2                                                                              years of the closing of covered home loan, a violation
                                                                                                                                                                                                                                                           of the Act as an original action or as a defense,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        claim, or counterclaim; and (2) At any time during the
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   term of a high cost home loan a defense, claim or
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         counterclaim.  The aforementioned may both be brought
                                                                                                                                                                                                                                                           after an action to collect on the home loan or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  foreclose on the collateral securing the home loan has
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 been initiated, the debt arising from the home loan
                                                                                                                                                                                                                                                           has been accelerated, or the home loan has become 60
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   days in default.  Further, the Act contains a choice
                                                                                                                                                                          EV2                                                                              of law provision permitting actions under either the
                                                                                                                                                                                                                                                           New Jersey Consumer Fraud Act ("NJCFA"), which
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     possibly allow for class actions, or the Act. The July
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        6, 2004 amendments clarify that a defense, claim, or
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    counterclaim may only be brought in an individual
                                                                                                                                                                                                                                                           capacity and may not be asserted in a class action.
                                                                                                                                                                                                                                                           Additionally, the statute provides for punitive
                                                                                                                                                                                                                                                           damages.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
416666292 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
434877650 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
385683582 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
715769982 1        Fixed Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     Assignee liability.
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount,
                                                                                                                                                                          whichever applies. - EV2                                                         TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
750515303 1        ARM   UTD                                     Primary     LA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
305022734 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
394349173 1        ARM   Purchase                                Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
563712368 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
142262864 1        Fixed Purchase                                Primary     SC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
382039582 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
790752688 1        ARM   Purchase                                Primary     MA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
328274059 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
375102789 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
297581681 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2
702703345 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
359368956 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
502928321 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
488832541 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        of the Act, except to the extent involved I violations
                                                                                                                                                                          requirements - EV2                                                               arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          borrower. - EV2                                                                  under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
532096319 1        Fixed Purchase                                Primary     MD                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
186100134 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2
887420849 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
592661423 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
341121945 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
534556380 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
417670703 1        Fixed Refinance                               Primary     AZ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
419540284 1        ARM   Refinance                               Primary     OR                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
557979409 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     The secondary market purchase of a loan does not       Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    trigger coverage of the statute.
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:
                                                                                                                                                                          Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
102313733 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
604489824 1        Fixed Purchase                                Second Home PA                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
865795370 1        ARM   Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
373603941 1        Fixed Refinance                               Primary     ID                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
431104944 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.:
                                                                                                                                                                          Disclosure: Broker Initial Disclosure - EV1
713588909 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
837625814 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
169821505 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          03/XX/2002 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          02/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
763477627 1        Fixed Construction-Permanent                  Primary     OR            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/1998 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          11/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
384575850 1        Fixed Refinance                               Investment  MA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
263714363 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
749946389 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
510474632 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
333034816 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
813162085 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
408356651 1        Fixed Purchase                                Primary     ME                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
212041547 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
201505833 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
453154079 1        Fixed Purchase                                Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
165415174 1        ARM   Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
854645529 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
209305534 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:  TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance   under TILA
                                                                                                                                                                          testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
451670003 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds        There is no Assignee Liability.
                                                                                                                                                                          maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
207070582 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
852553136 1        ARM   Refinance                               Primary     FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
307842881 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
665152774 1        Fixed Refinance                               Primary     NM                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
600716379 1        Fixed Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
738532677 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty
                                                                                                                                                                          requirements - EV2                                                               TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV1
637553280 1        ARM   Purchase                                Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
687730078 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
337341535 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
440148966 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: home loan will be subject to all affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days and defenses that the borrower could assert against
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             the creditor of the high cost home loan, including the
                                                                                                                                                                                                                                                           right of rescission which applies regardless of
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        whether the safe harbor provision is met.  In an
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   action brought by a borrower against an assignee: (i)
                                                                                                                                                                          the borrower. - EV2                                                              the borrower may only assert the action individually
                                                                                                                                                                                                                                                           and any relief granted may not exceed the sum of the
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        amount of all remaining indebtedness of the borrower
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  and reasonable attorneys' fees in the individual
                                                                                                                                                                          less than ten (10) days. - EV2                                                   action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                                                                                                           violation of the flipping and prohibited high cost
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     home loan provisions in response to the holder's
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    notice of acceleration or foreclosure notice; and
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to  (iii) the borrower must bring the action within one
                                                                                                                                                                          determine this application date.  The final date used for testing was            year from the date of the occurrence of the violation,
                                                                                                                                                                          09/XX/2004. - EV2                                                                except in defense by recoupment or setoff.

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                          EV2                                                                              subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.

                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
134117712 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
201532502 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
777747322 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
338271949 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
489267227 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
267557640 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
517894645 1        ARM   Refinance                               Primary     UT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
179540146 1        ARM   Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
699089864 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     settled among the circuit courts, the continuing risk
                                                                                                                                                                          amount of $xx - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
741658047 1        ARM   Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
264468330 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that the borrower may have an extended right to
                                                                                                                                                                          the borrower. - EV2                                                              rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          should have been used. - EV2                                                     the same creditor.
770746403 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
798946984 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
456186566 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          01/XX/2001 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          11/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
786232309 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
134535415 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
807958801 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
668340576 1        Fixed Refinance                               Primary     NM                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
176974241 1        Fixed Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          03/XX/1995 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/1995 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          09/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
349297342 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
198599384 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
509605125 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
637186606 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
605241848 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
294484174 1        ARM   Refinance                               Primary     AL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
447593984 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
362690226 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
155983434 1        ARM   Purchase                                Primary     AL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
346780801 1        ARM   Purchase                                Investment  MA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
264232887 1        ARM   Purchase                                Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
742680152 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
545620088 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
766285851 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
384129178 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
481316330 1        ARM   Refinance                               Investment  ME                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
275592391 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:                                                             Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
160358381 1        ARM   Purchase                                Primary     NH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1990 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/1990. - EV2
284710001 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
729482818 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
226628247 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   liability provisions within the statute or
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     implementing regulation, Regulation X, for these type
                                                                                                                                                                          loan that did not start as an ARM. - EV2                                         of violations.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    under TILA
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
202358407 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
656516584 1        ARM   Purchase                                Primary     SC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Exceptions occurring more than 6 years ago may be      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           outside the states statute of limitations. Due to the
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program potential remedies available to a court, this
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   exception carries elevated risk to an assignee during
                                                                                                                                                                                                                                                           the initial 6 years after occurrence of the violation.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        After the expiration of this 6 year period, the
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   exception retains risk for claims raised as a defense
                                                                                                                                                                          the borrower. - EV2                                                              to foreclosure, but not at the same level as during
                                                                                                                                                                                                                                                           the initial 6 years for affirmative claims.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home
                                                                                                                                                                          Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. -
                                                                                                                                                                          EV2
284540738 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
782567577 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
509983953 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
823817809 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
675385076 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
450652740 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
662825645 1        ARM   Purchase                                Investment  WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
534964552 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
481810117 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2000. - EV2
845756460 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
703243514 1        ARM   Refinance                               Primary     VT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
757505259 1        ARM   Purchase                                Primary     OH                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance of violations.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
126017424 1        ARM   Refinance                               Primary     SC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
204035495 1        Fixed Refinance                               Primary     OK                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
152058614 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
520856750 1        Fixed Refinance                               Primary     IN                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
339672452 1        Fixed Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
774056901 1        ARM   Purchase                                Investment  NV                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
736222767 1        Fixed Refinance                               Primary     AL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
877283633 1        ARM   Refinance                               Primary     IN                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
235690611 1        Fixed Refinance                               Primary     IN                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
265048749 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
697037629 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
728713860 1        ARM   Purchase                                Primary     UT            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2000 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
615780475 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          used. - EV2                                                                      Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/1997. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
865677296 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2001. - EV2
355817973 1        ARM   Refinance                               Primary     ME                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  claims, 3 years for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
233638151 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
351464319 1        Fixed Refinance                               Primary     WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
459718808 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
439764575 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2008. - EV2
886039033 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
325612344 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
597731909 1        Fixed Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
341533623 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
300752973 1        ARM   Refinance                               Primary     WA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
242360778 1        Fixed Refinance                               Primary     SC                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          09/XX/1998 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          04/XX/1998. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
356654243 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
357919784 1        ARM   Refinance                               Primary     NY            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           not provided - EV3                                                             requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2001. - EV2
275696495 1        Fixed UTD                                     UTD         WA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/1996 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1996 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
289275775 1        Fixed Refinance                               Primary     MN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
573936426 1        Fixed Refinance                               Primary     MA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
576811531 1        Fixed Refinance                               Primary     CT                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
803139352 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
297221116 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
318143706 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         Assignee liability.
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
307968131 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
367092632 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
848030658 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        of the Act, except to the extent involved I violations
                                                                                                                                                                          requirements - EV2                                                               arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
857122762 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
654913678 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          03/XX/2003 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1
288048425 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
569334074 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
522607575 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
186581881 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2
368678715 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
575608404 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
654739276 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
559599888 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
327240524 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
130884628 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
813131118 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
503260580 1        ARM   Refinance                               Primary     MN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  effective 8/1/07, although there does not appear to be
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          any explicit assignee liability, because a new private
                                                                                                                                                                                                                                                           right of action permits a court to award statutory
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator damages equal to the amount of all lender fees
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   included in the amount of the principal of the
                                                                                                                                                                          penalty. - EV2                                                                   residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          affected.
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          EV2                                                                              liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota        of violations.
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure
                                                                                                                                                                          not provided to borrower. - EV2                                                  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
164526577 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                          Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
541023189 1        ARM   Refinance                               Second Home CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2
697535054 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
767785087 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
357030619 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
283417329 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
638847286 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
164690120 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
241091180 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
451391243 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements - EV2                                                               of violations.

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                                                                                          used. - EV2                                                                      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
731491269 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
488905812 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        that the borrower may have an extended right to
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit uncertainty, we continue to recommend that creditors
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   the same creditor.
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1
780031995 1        ARM   Purchase                                Primary     MI                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
171123897 1        Fixed Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
643592648 1        Fixed Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
336913653 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of the Act, except to the extent involved I violations
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days arising from servicing or collecting.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
294427499 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
657981830 1        ARM   Refinance                               Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
748364434 1        ARM   Refinance                               Primary     DE                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                                                                                          used. - EV2                                                                      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
686950262 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
756850372 1        ARM   Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
507853178 1        Fixed Refinance                               Primary     FL                                                                               3           *** (OPEN) HUD Error: Disbursement date is earlier than notary/security          There is no Assignee Liability.                        Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          instrument date. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
140802866 1        ARM   Purchase                                Primary     NC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
315545583 1        ARM   Refinance                               Investment  OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
568158894 1        Fixed Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/1998 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
861926282 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
716778929 1        ARM   Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                                                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                           Final Title Policy. - EV1                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
803303935 1        ARM   Refinance                               Investment  FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
180850893 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
348194699 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
333004999 1        ARM   Purchase                                Investment  GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2
669961326 1        ARM   Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
503215353 1        ARM   Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
126022329 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
598423190 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
421110962 1        ARM   Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
558519417 1        ARM   Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
788334225 1        ARM   Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
862850317 1        ARM   Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
627292749 1        ARM   Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
752613396 1        ARM   Purchase                                Primary     NC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
194510536 1        ARM   Purchase                                Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
851230592 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of the Act, except to the extent involved I violations
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days arising from servicing or collecting.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
823746643 1        Fixed Refinance                               Primary     AR                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          used. - EV2                                                                      affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     Assignee liability.
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
523750476 1        ARM   Refinance                               Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
497940116 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
835200389 1        ARM   Refinance                               Primary     NE                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
188317634 1        Fixed Refinance                               Primary     IN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          determine this application date.  The final date used for testing was            Assignee liability.
                                                                                                                                                                          07/XX/2004. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
416130609 1        ARM   Purchase                                Primary     MT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
101633460 1        Fixed Refinance                               Primary     AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
646821125 1        Fixed Refinance                               Primary     IN                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          affirmative claims, 3 years for rescindable
                                                                                                                                                                          09/XX/1996 used as disbursement date for compliance testing. - EV2               transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/1996 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/1996. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/1996, prior to three (3) business days from transaction date of 09/XX/1996. - EV2
749357367 1        Fixed Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          12/XX/1996 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          11/XX/1996. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
260385586 1        Fixed Construction-Permanent                  Primary     SC            *** (OPEN) FHA - Amendatory Clause was provided at or after        2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA APR -  subject to a 1 year SOL for affirmative    Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           closing.: Disclosure: FHA - Amendatory Clause (Government                      Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     claims, 3 years for rescindable transactions.
                                                                                           Documents) - EV3                                                               amount of $xx - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                           *** (OPEN) FHA - Real Estate Certification was provided at or                  *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                           after closing.: Disclosure: FHA - Real Estate Certification                    TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                           (Government Documents) - EV3                                                   0.125% tolerance. - EV2                                                          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                                 Assignee liability.
                                                                                           not provided - EV3

                                                                                           *** (OPEN) Loan has been identified as FHA/VA - EV2
425824855 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/1997 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/1997. - EV2
223821358 1        Fixed Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          07/XX/1997 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          05/XX/1997. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
815350029 1        Fixed Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/1994 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/1994 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          03/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
153373402 1        Fixed Refinance                               Primary     UT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     Assignee liability.
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount,
                                                                                                                                                                          whichever applies. - EV2                                                         TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/1997. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
529028990 1        Fixed UTD                                     Primary     UT            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           not provided - EV3                                                             HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
421623257 1        ARM   Refinance                               Primary     GA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1997. - EV2
398167249 1        Fixed Construction-Permanent                  Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          01/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/1998 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          07/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
440627727 1        Fixed Refinance                               Primary     IN            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
455052623 1        Fixed Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/1999 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
628851062 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
281208412 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
191400467 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          01/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2000, prior to three (3) business days from transaction date of 01/XX/2000. - EV2
484038017 1        ARM   Refinance                               Primary     WA            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           not provided - EV3                                                             Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
502323183 1        Fixed Refinance                               Primary     WA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/1998 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
710016131 1        Fixed Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Illinois Late Charge Grace Period Testing: Note grace period less                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
114053070 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          03/XX/2000 used as disbursement date for compliance testing. - EV2               Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
626771670 1        ARM   Refinance                               Primary     WV                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
886974373 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
709440723 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2000. - EV2
289624477 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2000. - EV2
310702358 1        ARM   Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
869407251 1        Fixed Refinance                               Primary     TN            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. that the borrower may have an extended right to
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     uncertainty, we continue to recommend that creditors
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          12/XX/2001 which is X months prior to consummation. A lookback was performed to  creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          determine this application date.  The final date used for testing was            the same creditor.
                                                                                                                                                                          07/XX/2001. - EV2
187580192 1        ARM   Refinance                               Primary     MN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2001. - EV2
536252299 1        Fixed Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          10/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1998, prior to three (3) business days from transaction date of 10/XX/1998. - EV2
253104540 1        Fixed Refinance                               Primary     IN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2001. - EV2
512408919 1        ARM   Refinance                               Primary     NC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
203886923 1        ARM   Refinance                               Primary     GA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                                                                                                       assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program home loan will be subject to all affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        right of rescission which applies regardless of
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   whether the safe harbor provision is met.  In an
                                                                                                                                                                          the borrower. - EV2                                                              action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        and any relief granted may not exceed the sum of the
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  amount of all remaining indebtedness of the borrower
                                                                                                                                                                          less than ten (10) days. - EV2                                                   and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     violation of the flipping and prohibited high cost
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    home loan provisions in response to the holder's
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to  notice of acceleration or foreclosure notice; and
                                                                                                                                                                          determine this application date.  The final date used for testing was            (iii) the borrower must bring the action within one
                                                                                                                                                                          09/XX/2003. - EV2                                                                year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2                                                                              Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to         not rate GA loans originated during this time period.
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact
                                                                                                                                                                          high cost findings. - EV2                                                        Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
260410834 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
565789596 1        ARM   Refinance                               Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Texas Cash-out Fair Market Acknowledgment Timing: Texas
                                                                                                                                                                          Constitution Section 50(a)(6):  Acknowledgment of the Fair Market Value not
                                                                                                                                                                          provided to borrower at closing. - EV1

                                                                                                                                                                          *** (CLEARED) Texas Cash-out Payment Schedule: Texas Constitution Section
                                                                                                                                                                          50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is X monthly installments. - EV1
761398290 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
646528199 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Assignee liability.
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
771122038 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
861198076 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
508645145 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
376341876 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2
282686197 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
166906337 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2
515199943 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
629145604 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
306596213 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
560541111 1        ARM   Refinance                               Investment  IN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
281678783 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
509063536 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2
790893132 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
830566836 1        Fixed Refinance                               Primary     OK                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
710740005 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  Assignee liability.
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing
                                                                                                                                                                          requirements. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
118067511 1        ARM   Purchase                                Primary     NJ            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           not provided - EV3                                                             disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
609606004 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
151533756 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
687065015 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
763962803 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
214615339 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
353197550 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not                                                          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
838148106 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
627242778 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
342948193 1        ARM   Refinance                               Primary     CO            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                                                                                                       under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
858066058 1        ARM   Refinance                               Primary     WA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
701498527 1        Fixed Refinance                               Primary     VA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
821392747 1        ARM   Purchase                                Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
209558486 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
765552598 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
106079950 1        Fixed Refinance                               Investment  AZ                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
355269534 1        Fixed Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
473397910 1        ARM   Purchase                                Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
275596104 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  of the Act, except to the extent involved I violations
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection There is no Assignee Liability.
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
251093410 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
868451877 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
450614791 1        ARM   Refinance                               Primary     MI            *** (OPEN) ARM Error: Initial Rate Minimum was not provided - EV3  2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   assignees would not appear to be liable for violations
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          used. - EV2                                                                      of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
693928895 1        ARM   Refinance                               Investment  MO                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
218736098 1        ARM   Purchase                                Primary     RI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
456440897 1        ARM   Purchase                                Primary     NE                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  The Anti-Predatory lending        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           provisions arising under the Act extend to persons
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program licensed under the Act.  In turn, the Act requires a
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   license of any person acting as a "mortgage banker",
                                                                                                                                                                                                                                                           which includes, among other activities, acquiring and
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        selling ten or more mortgage loans in a calendar year.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Therefore, assignees and purchasers would qualify as
                                                                                                                                                                          the borrower. - EV2                                                              "mortgage bankers," and would therefore be subject to
                                                                                                                                                                                                                                                           the enforcement mechanisms in the Act for any
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  compliance failure that the assignee itself commits.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 However, failure to comply with the Act will not
                                                                                                                                                                                                                                                           affect the validity or enforceability of any mortgage
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     loan. Further, a person acquiring a mortgage loan or
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    an interest in a mortgage loan is not required to
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to  ascertain the extent of compliance with the Act.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2                                                                There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Nebraska Broker Notice: Nebraska Mortgage Bankers Registration and    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Licensing Act:  Mortgage broker has received compensation from the borrower      under TILA
                                                                                                                                                                          without providing a written agreement to the borrower. - EV2
699563341 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
885342588 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
578667342 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local
                                                                                                                                                                          compliance testing. - EV3                                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
419299617 1        ARM   Refinance                               Primary     OR                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
752804799 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
487995382 1        Fixed Refinance                               Primary     IN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
233936874 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
278709716 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
287587599 1        ARM   Refinance                               Primary     MD                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          01/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
113019263 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
805322700 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
341755813 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
768482120 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
358321130 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
683986258 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
399150034 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
599832216 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
528239541 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
814755349 1        ARM   Purchase                                Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
587536877 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of violations.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
268448972 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
199878796 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
890780417 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
812509690 1        Fixed Refinance                               Primary     AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
366649596 1        ARM   Purchase                                Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        effective 8/1/07, although there does not appear to be
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   any explicit assignee liability, because a new private
                                                                                                                                                                          the borrower. - EV2                                                              right of action permits a court to award statutory
                                                                                                                                                                                                                                                           damages equal to the amount of all lender fees
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  included in the amount of the principal of the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affected.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   under TILA
                                                                                                                                                                          penalty. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          affirmative claims, 3 years for rescindable
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. - Assignee liability.
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
135600717 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
847866986 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator effective 8/1/07, although there does not appear to be
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   any explicit assignee liability, because a new private
                                                                                                                                                                          penalty. - EV2                                                                   right of action permits a court to award statutory
                                                                                                                                                                                                                                                           damages equal to the amount of all lender fees
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          included in the amount of the principal of the
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   residential mortgage loan, there is the potential that
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. - secondary market participants may be adversely
                                                                                                                                                                          EV2                                                                              affected.

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   There is no Assignee Liability.
                                                                                                                                                                          EV2
683991992 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
142226744 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
303311758 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
870098843 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
669820670 1        ARM   Refinance                               Investment  NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
198645197 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
832322487 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
726456872 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor under TILA did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
225207128 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
888302879 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    under TILA
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test
                                                                                                                                                                          Affiliated Business Disclosure due to missing information. - EV2
264997125 1        Fixed Construction-Permanent                  Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
399613548 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
368181847 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
505690125 1        Fixed Refinance                               Investment  NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
224213337 1        ARM   Refinance                               Primary     MI            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      program disclosure does not match terms of loan. - EV2                           assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: arising from servicing or collecting.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
543602519 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
252996703 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
165499246 1        ARM   Purchase                                Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
886587183 1        ARM   Refinance                               Primary     UT            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
754676517 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
151481631 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                                                                                                           home loan will be subject to all affirmative claims
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        and defenses that the borrower could assert against
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  the creditor of the high cost home loan, including the
                                                                                                                                                                          less than ten (10) days. - EV2                                                   right of rescission which applies regardless of
                                                                                                                                                                                                                                                           whether the safe harbor provision is met.  In an
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   action brought by a borrower against an assignee: (i)
                                                                                                                                                                          EV2                                                                              the borrower may only assert the action individually
                                                                                                                                                                                                                                                           and any relief granted may not exceed the sum of the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit amount of all remaining indebtedness of the borrower
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         and reasonable attorneys' fees in the individual
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   violation of the flipping and prohibited high cost
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1                                       home loan provisions in response to the holder's
                                                                                                                                                                                                                                                           notice of acceleration or foreclosure notice; and
                                                                                                                                                                                                                                                           (iii) the borrower must bring the action within one
                                                                                                                                                                                                                                                           year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.

                                                                                                                                                                                                                                                           Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.

                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
473770484 1        Fixed Refinance                               Primary     UT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     There is no Assignee Liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
303931688 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
161894852 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           The regulations do not clarify the enforcement
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   consequences of a compliance failure remain unclear.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         In particular, it is probable that a violation of the
                                                                                                                                                                                                                                                           "borrower's interest" standard can be raised as a
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 it is possible that a violation of the "borrower's
                                                                                                                                                                                                                                                           interest" standard would constitute a violation of the
                                                                                                                                                                          *** (OPEN) Massachusetts Greater Than $6,000 Late Charge Grace Period Testing:   Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          Note grace period less than minimum per state. - EV2                             statute.

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     There is no Assignee Liability.
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          interest. - EV2                                                                  under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
665154331 1        Fixed Refinance                               Primary     MN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  to be liable for violations of the Act. However,
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 effective 8/1/07, although there does not appear to be
                                                                                                                                                                                                                                                           any explicit assignee liability, because a new private
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Term: MinnesotA X months. - EV2          right of action permits a court to award statutory
                                                                                                                                                                                                                                                           damages equal to the amount of all lender fees
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator included in the amount of the principal of the
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   residential mortgage loan, there is the potential that
                                                                                                                                                                          penalty. - EV2                                                                   secondary market participants may be adversely
                                                                                                                                                                                                                                                           affected.
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. - liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure There is no Assignee Liability.
                                                                                                                                                                          not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Minnesota Financed Fees: Minnesota Residential Originator and
                                                                                                                                                                          Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total
                                                                                                                                                                          Loan Amount. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
325323187 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
365741670 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
578234583 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
339513504 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
637791208 1        Fixed Refinance                               Investment  TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
292944829 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
156803585 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
330889819 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
215911613 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        of the Act, except to the extent involved I violations
                                                                                                                                                                          requirements - EV2                                                               arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
618608605 1        Fixed Refinance                               Primary     CO                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        Assignee Liability:  For a transaction involving a     Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               security interest in land, any action that may be
                                                                                                                                                                                                                                                           brought against the original creditor may be
                                                                                                                                                                          *** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code:    maintained against any subsequent assignee where the
                                                                                                                                                                          Borrower not provided First Lien Refinance Notice. - EV2                         assignee, its subsidiaries, or affiliates were in a
                                                                                                                                                                                                                                                           continuing business relationship with the original
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  creditor either at the time the credit was extended or
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 at the time of the assignment unless the assignment
                                                                                                                                                                                                                                                           was involuntary or the assignee shows by a
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     preponderance of evidence that it did not have
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    reasonable grounds to believe that the original
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  creditor was engaged in violations of the code and
                                                                                                                                                                          determine this application date.  The final date used for testing was            that it maintained procedures reasonably adapted to
                                                                                                                                                                          11/XX/2006. - EV2                                                                apprise it of the existence of the violations.

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          EV2                                                                              liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    of violations.
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2                                                          There is no Assignee Liability.
188705433 1        Fixed Refinance                               Primary     AR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     There is no Assignee Liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
172315326 1        ARM   Refinance                               Primary     UT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
806827168 1        Fixed Purchase                                Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance There is no Assignee Liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        Assignee liability.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
436808873 1        ARM   Refinance                               Investment  WI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
104675235 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  There is no Assignee Liability.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
711985954 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
175894426 1        ARM   Purchase                                Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                                                                                                       liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
365734259 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 claims, 3 years for rescindable transactions.
                                                                                                                                                                                                                                                           Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of XX.XX% is  liability.
                                                                                                                                                                          underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
667899777 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
255005369 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements - EV2                                                               of violations.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit     There is no Assignee Liability.
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Louisiana Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
203172694 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  home loan will be subject to all affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        right of rescission which applies regardless of
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  whether the safe harbor provision is met.  In an
                                                                                                                                                                          less than ten (10) days. - EV2                                                   action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        and any relief granted may not exceed the sum of the
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        amount of all remaining indebtedness of the borrower
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:      violation of the flipping and prohibited high cost
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as         home loan provisions in response to the holder's
                                                                                                                                                                          transaction date for purposes of determining compliance with rescission timing   notice of acceleration or foreclosure notice; and
                                                                                                                                                                          requirements - EV2                                                               (iii) the borrower must bring the action within one
                                                                                                                                                                                                                                                           year from the date of the occurrence of the violation,
                                                                                                                                                                                                                                                           except in defense by recoupment or setoff.

                                                                                                                                                                                                                                                           Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.

                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.
624800703 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
143838755 1        Fixed Purchase                                Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  The Consumer Sales Practices Act (CSPA) generally does
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        not provide for assignee liability. The Act provides
                                                                                                                                                                          retained by lender. - EV2                                                        that no claim or defense may be asserted under the Act
                                                                                                                                                                                                                                                           by the Attorney General or any consumer against a
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:      purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          Consumer did not receive the required Closing Disclosure. - EV2                  any action under the statute unless: (a) the violation
                                                                                                                                                                                                                                                           was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        assignee or purchaser is affiliated by common control
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        with the seller of the loan at the time the loan was
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     purchased or assigned.
                                                                                                                                                                                                                                                           The CSPA gives authority to the Office to bring class
                                                                                                                                                                                                                                                           actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                                                                                                           Additionally, the CSPA provides borrowers with a
                                                                                                                                                                                                                                                           private right of action. Therefore, it is possible
                                                                                                                                                                                                                                                           that any action commenced under the CSPA could result
                                                                                                                                                                                                                                                           in reputational damage. Moreover, note that since the
                                                                                                                                                                                                                                                           borrower is allowed to seek equitable remedies in a
                                                                                                                                                                                                                                                           court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.

                                                                                                                                                                                                                                                           There is no Assignee Liability.
698187884 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program home loan will be subject to all affirmative claims disclosure not provided to the borrower within three (3) days of application. -  and defenses that the borrower could assert against
                                                                                                                                                                          EV2                                                                              the creditor of the high cost home loan, including the
                                                                                                                                                                                                                                                           right of rescission which applies regardless of
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        whether the safe harbor provision is met.  In an
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   action brought by a borrower against an assignee: (i)
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         the borrower may only assert the action individually
                                                                                                                                                                                                                                                           and any relief granted may not exceed the sum of the
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  amount of all remaining indebtedness of the borrower
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        violation of the flipping and prohibited high cost
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  home loan provisions in response to the holder's
                                                                                                                                                                          less than ten (10) days. - EV2                                                   notice of acceleration or foreclosure notice; and
                                                                                                                                                                                                                                                           (iii) the borrower must bring the action within one
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  year from the date of the occurrence of the violation,
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   except in defense by recoupment or setoff.
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor.
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   not rate GA loans originated during this time period.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        3/6/2003), material violation.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA

                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
737262804 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
785486534 1        ARM   Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Louisiana Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
730792696 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        incorrect Model Form remains. Because of this
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:      creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as         the same creditor.
                                                                                                                                                                          transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
652557131 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
699286600 1        Fixed Refinance                               Primary     LA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Louisiana Late Charge Percent Testing: Note late charge exceeds       There is no Assignee Liability.
                                                                                                                                                                          maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
133084250 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
221426478 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance There is no Assignee Liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        Assignee liability.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
498928980 1        Fixed Refinance                               Primary     OK                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to  There is no Assignee Liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
191113355 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2                  liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Ohio CSPA Ability to Repay Reliable Documentation: Ohio Consumer      of violations.
                                                                                                                                                                          Sales Practices Act:  Borrower's ability to repay not verified with reliable
                                                                                                                                                                          documentation. - EV2                                                             The Consumer Sales Practices Act (CSPA) generally does
                                                                                                                                                                                                                                                           not provide for assignee liability. The Act provides
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  that no claim or defense may be asserted under the Act
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        by the Attorney General or any consumer against a
                                                                                                                                                                          retained by lender. - EV2                                                        purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                                                                                                           any action under the statute unless: (a) the violation
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:      was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          Consumer did not receive the required Closing Disclosure. - EV2                  assignee or purchaser is affiliated by common control
                                                                                                                                                                                                                                                           with the seller of the loan at the time the loan was
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        purchased or assigned.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        The CSPA gives authority to the Office to bring class
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                                                                                                           Additionally, the CSPA provides borrowers with a
                                                                                                                                                                                                                                                           private right of action. Therefore, it is possible
                                                                                                                                                                                                                                                           that any action commenced under the CSPA could result
                                                                                                                                                                                                                                                           in reputational damage. Moreover, note that since the
                                                                                                                                                                                                                                                           borrower is allowed to seek equitable remedies in a
                                                                                                                                                                                                                                                           court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                                                                                                           purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.

                                                                                                                                                                                                                                                           There is no Assignee Liability.
230699046 1        Fixed Refinance                               Primary     MA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Massachusetts Greater Than $6,000 Late Charge Grace Period Testing:   There is no Assignee Liability.
                                                                                                                                                                          Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note
                                                                                                                                                                          late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
536532591 1        Fixed Purchase                                Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     There is no Assignee Liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
771629712 1        ARM   Refinance                               Primary     UT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
428283534 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
811220938 1        ARM   Refinance                               Primary     WA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  of violations.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
634646973 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2001. - EV2
729909205 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
314163426 1        ARM   Refinance                               Primary     GA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
710647647 1        ARM   Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2001. - EV2
639715380 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
168071249 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         Assignee liability.
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
808625442 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2001. - EV2
205551754 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
685191315 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          used. - EV2                                                                      Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2000. - EV2
818142568 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2002. - EV2
458689451 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2
466664952 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          12/XX/2000 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          12/XX/2000. - EV2                                                                under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
878485551 1        Fixed Refinance                               Primary     OH                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
272267862 1        Fixed Refinance                               Primary     LA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
801586124 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   arising from servicing or collecting.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage  settled among the circuit courts, the continuing risk
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to that the borrower may have an extended right to
                                                                                                                                                                          borrower at the time of application. - EV2                                       rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     uncertainty, we continue to recommend that creditors
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to  creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          determine this application date.  The final date used for testing was            the same creditor.
                                                                                                                                                                          09/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
613473380 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
126461796 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
731821044 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
401445917 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
491750328 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
105783327 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  under TILA
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing
                                                                                                                                                                          requirements. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.
289154570 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
608719680 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
173909279 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
247129797 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
726920539 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     Assignee liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
461442972 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
102632686 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
174570418 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
851970357 1        ARM   Refinance                               Primary     OR                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
356817354 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
880283397 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
859552871 1        ARM   Purchase                                Investment  NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2
422825942 1        ARM   Purchase                                Primary     FL                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
209468230 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
344463248 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to  settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine this application date.  The final date used for testing was            that the borrower may have an extended right to
                                                                                                                                                                          07/XX/2003. - EV2                                                                rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Application Date. - EV2                                                          creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
718663807 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
718796873 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
357902299 1        ARM   Refinance                               Investment  GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
265231926 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
197483099 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
831003419 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine this application date.  The final date used for testing was            under TILA
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
240037581 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Note Date of 05/XX/2004 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
205913241 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
136182123 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           not provided - EV3                                                             Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
378226342 1        Fixed Refinance                               Primary     CA            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           the standard Due on Sale clause. - EV2                                         did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
704056628 1        ARM   Refinance                               Primary     FL                                                                               3           *** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature      TILA - subject to a 1 year SOL for affirmative claims  Yes            RC          C           C           C           C       Yes        No       No     No
                                                                                                                                                                          date. - EV3                                                                      under TILA

                                                                                                                                                                          *** (OPEN) HUD Error: Disbursement date is earlier than notary/security          TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          instrument date. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2
775279107 1        ARM   Refinance                               Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
884883148 1        ARM   Refinance                               Investment  WA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
823469350 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
369259554 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   arising from servicing or collecting.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
254035072 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
448120361 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
531978808 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
629673992 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
208702591 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    affirmative claims, 3 years for rescindable
                                                                                                                                                                          time after using credit score. - EV2                                             transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
798226904 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
266729973 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
893011252 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: to be liable for violations of the Act. However,
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days effective 8/1/07, although there does not appear to be
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             any explicit assignee liability, because a new private
                                                                                                                                                                                                                                                           right of action permits a court to award statutory
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        damages equal to the amount of all lender fees
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   included in the amount of the principal of the
                                                                                                                                                                          the borrower. - EV2                                                              residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          affected.
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
586835406 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the borrower. - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     incorrect Model Form remains. Because of this
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          determine this application date.  The final date used for testing was            creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          02/XX/2004. - EV2                                                                the same creditor.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
476534817 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
272981822 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
524475063 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
656038800 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
351259023 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
729445407 1        ARM   Refinance                               Primary     OK            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           not provided - EV3                                                                                                                                              under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
743397015 1        ARM   Refinance                               Primary     WA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
169711010 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
483941805 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
371078508 1        ARM   Purchase                                Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2000 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          03/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
387297288 1        ARM   Refinance                               Primary     LA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2002 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
789890283 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of the Act, except to the extent involved I violations
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days arising from servicing or collecting.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
453388446 1        ARM   Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1998 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          06/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
207767889 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
811445533 1        ARM   Refinance                               Primary     NC                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
704337366 1        Fixed Construction-Permanent                  Primary     WA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) HUD Error: Contract sales price is blank. - EV3                       TILA - 1yr affirmative, 3yrs for rescindable           Yes            RC          C           C           C           C       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
160508479 1        ARM   Purchase                                Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
723744033 1        ARM   Refinance                               Primary     IL            *** (OPEN) ARM Error: Initial Rate Minimum was not provided - EV3  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     claims, 3 years for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     Assignee liability.
                                                                                                                                                                          0.125% tolerance. - EV2
268921288 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2
846608644 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2002. - EV2
576394867 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA
339994050 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
235418231 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
659602438 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
216298779 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
507105865 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
214051624 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2004. - EV2
885704418 1        ARM   Purchase                                Primary     WA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   under TILA
318459646 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
124329368 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
560212411 1        ARM   Refinance                               Second Home VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
377198401 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
630566167 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2
371954842 1        ARM   Refinance                               Primary     UT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
541310637 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2
203075165 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
351154916 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
805903934 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
411499828 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
429210025 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          used. - EV2                                                                      affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
315953906 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
354948051 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
855137517 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
465556216 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
275115319 1        ARM   Refinance                               Primary     MI            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower within three (3) days of application. -  assignees would not appear to be liable for violations
                                                                                                                                                                          EV2                                                                              of the Act, except to the extent involved I violations
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                                                                                                 arising from servicing or collecting.
                                                                                           Final Title Policy. - EV1                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                          provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
833149469 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                                                                                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
502387578 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
664091373 1        Fixed Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     Assignee liability.
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount,
                                                                                                                                                                          whichever applies. - EV2                                                         TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
767947807 1        ARM   Purchase                                Second Home MI                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
566070714 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
145570820 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
338113834 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
742337293 1        ARM   Refinance                               Second Home FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
289858452 1        ARM   Refinance                               Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  It is unclear whether an assignee of either a Texas    Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   home loan or a high-cost home loan would be exposed to
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. administrative and civil liability.
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Texas Home Loan Refi Special Mortgage: Texas Home Loan: Lender        settled among the circuit courts, the continuing risk
                                                                                                                                                                          impermissibly refinanced existing special mortgage into new home loan. - EV2     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
429147053 1        ARM   Purchase                                Investment  NV                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
474287619 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
813976376 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
451868747 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  assignees would not appear to be liable for violations
                                                                                                                                                                          EV2                                                                              of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage     of violations.
                                                                                                                                                                          Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                          provided to borrower at the time of application. - EV2                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
301037565 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
829962283 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Assignee liability.
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
256592279 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
227922977 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
854747345 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
547845165 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
414103781 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                 *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
495756134 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  effective 8/1/07, although there does not appear to be
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          any explicit assignee liability, because a new private
                                                                                                                                                                                                                                                           right of action permits a court to award statutory
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator damages equal to the amount of all lender fees
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   included in the amount of the principal of the
                                                                                                                                                                          penalty. - EV2                                                                   residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          affected.
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          EV2                                                                              liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine this application date.  The final date used for testing was            under TILA
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
525775692 1        ARM   Refinance                               Primary     UT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
203832451 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2        under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
769870302 1        ARM   Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
114510871 1        ARM   Refinance                               Primary     PA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
475978376 1        ARM   Purchase                                Investment  VA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
307604753 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
578761738 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
449114400 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
164246638 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
796479918 1        ARM   Construction                            Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                  implementing regulation, Regulation X, for these type
                                                                                           does not contain the following clauses: - EV2                                  *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
608200863 1        ARM   Refinance                               Second Home UT                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary    liability provisions within the statute or
                                                                                                                                                                          residence.  (Compliance testing performed based on the Occupancy Type of Second  implementing regulation, Regulation X, for these type
                                                                                                                                                                          Home) - EV2                                                                      of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
138963602 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     under TILA
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2005 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
252348080 1        ARM   Purchase                                Investment  FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
166234341 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
318034610 1        ARM   Purchase                                Primary     AZ            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
500736588 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
229786522 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
739932055 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
219800895 1        ARM   Purchase                                Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
620278037 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
898140198 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
726278213 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
295603937 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
258763917 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1
863516802 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance of violations.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     Assignee liability.
278652448 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
581465769 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
312851927 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
855061957 1        ARM   Purchase                                Primary     MD                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
477807442 1        ARM   Refinance                               Second Home CA                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary    liability provisions within the statute or
                                                                                                                                                                          residence.  (Compliance testing performed based on the Occupancy Type of Second  implementing regulation, Regulation X, for these type
                                                                                                                                                                          Home) - EV2                                                                      of violations.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
459447478 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to  settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine this application date.  The final date used for testing was            that the borrower may have an extended right to
                                                                                                                                                                          12/XX/2004. - EV2                                                                rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Application Date. - EV2                                                          creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H-
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1
663213243 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          01/XX/2005 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV1
724613528 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine this application date.  The final date used for testing was            under TILA
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
133390358 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
619056013 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
744737516 1        ARM   Refinance                               Investment  NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
608415003 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
409793115 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA
308755772 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
653692402 1        ARM   Purchase                                Second Home AZ                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary    liability provisions within the statute or
                                                                                                                                                                          residence.  (Compliance testing performed based on the Occupancy Type of Second  implementing regulation, Regulation X, for these type
                                                                                                                                                                          Home) - EV2                                                                      of violations.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
335247307 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     arising from servicing or collecting.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  liability provisions within the statute or
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
609865167 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
444347615 1        ARM   Refinance                               Investment  FL                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting                                                          Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2
240096084 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
153273270 1        Fixed Purchase                                Primary     GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
560128522 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No
575708819 1        Fixed Refinance                               Primary     WI                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
273586144 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
525119884 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
848690370 1        ARM   Purchase                                Primary     KS                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
864114032 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
683568630 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
718768613 1        Fixed Purchase                                Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
488868156 1        Fixed Refinance                               Primary     AZ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
362318393 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
605429527 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
745531196 1        Fixed Purchase                                Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
469791923 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
245498489 1        ARM   Refinance                               Primary     FL                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  liability provisions within the statute or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
246485055 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
296572550 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
629287685 1        ARM   Purchase                                Primary     WI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
329515976 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
262481898 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
644969947 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
885036825 1        ARM   Purchase                                Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
699534410 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
420759369 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
529480225 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
846669109 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
767921789 1        ARM   Refinance                               Investment  MA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
295722360 1        ARM   Purchase                                Primary     NY            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
849014426 1        ARM   Refinance                               Investment  FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
467660366 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
704115753 1        ARM   Refinance                               Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
557179765 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
682732209 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
264714000 1        ARM   Refinance                               Primary     CT                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
572182045 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
267018909 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     affirmative claims, 3 years for rescindable
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
600055920 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         Assignee liability.
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
737557654 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
507261585 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
134243768 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2005 used as disbursement date for compliance testing. - EV2
718582219 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2
850663171 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        Assignee liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
597035897 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
140032313 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              The regulations do not clarify the enforcement
                                                                                                                                                                                                                                                           provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance consequences of a compliance failure remain unclear.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     In particular, it is probable that a violation of the
                                                                                                                                                                          amount of $xx - EV2                                                              "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     it is possible that a violation of the "borrower's
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       interest" standard would constitute a violation of the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          interest. - EV2                                                                  statute.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    under TILA
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          05/XX/2005. - EV2                                                                affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to         Assignee liability.
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact
                                                                                                                                                                          high cost findings. - EV2                                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
263335252 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                                                                                                           consequences of a compliance failure remain unclear.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  In particular, it is probable that a violation of the
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance it is possible that a violation of the "borrower's
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     interest" standard would constitute a violation of the
                                                                                                                                                                          amount of $xx - EV2                                                              Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                                                                                                           statute.
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     under TILA
                                                                                                                                                                          interest. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     affirmative claims, 3 years for rescindable
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to  Assignee liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
261418453 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
314451763 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   claims, 3 years for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        Assignee liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
704938417 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
416253224 1        ARM   Purchase                                Primary     AZ            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
254370028 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
817882202 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
184999113 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
438812104 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
273745220 1        ARM   Purchase                                Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                                                                                                           claims, 3 years for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability.
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          09/XX/2005. - EV2                                                                affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    Assignee liability.
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
364335567 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
172207902 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
411567852 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
733959533 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
444980763 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
526016271 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
578490422 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA
893242129 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
522748490 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
436855014 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     Assignee liability.
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2005 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
347506143 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Assignee liability.
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
759977389 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
741170928 1        ARM   Purchase                                Primary     RI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
694200776 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
340890530 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        claims, 3 years for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          the borrower. - EV2                                                              liability.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          affirmative claims, 3 years for rescindable
                                                                                                                                                                          08/XX/2006 used as disbursement date for compliance testing. - EV2               transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
146578951 1        ARM   Refinance                               Primary     NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
269632913 1        ARM   Refinance                               Primary     GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
445413786 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
764090437 1        ARM   Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
572771558 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
162906217 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
147499202 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
628725933 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
115923019 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          11/XX/2006. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
551942728 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  arising from servicing or collecting.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     Assignee liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
466257565 1        ARM   Purchase                                Primary     NV                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
445471364 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
620505161 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
114332981 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
111314376 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Note Addendum: Note P&I does not match          2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           calculated P&I - EV3                                                           not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
537314848 1        Fixed Refinance                               Primary     WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
722771929 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
125693443 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
468305818 1        ARM   Refinance                               Primary     AR                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
754729560 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
359588790 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
119821060 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
504869142 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
227176319 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
649863802 1        Fixed Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
516372988 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount, liability provisions within the statute or
                                                                                                                                                                          whichever applies. - EV2                                                         implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
293768259 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
398871695 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        claims, 3 years for rescindable transactions.
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          0.125% tolerance. - EV2                                                          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
154589592 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2007. - EV2
425903662 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
853889255 1        ARM   UTD                                     Primary     CT            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2002 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
588349562 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program home loan will be subject to all affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        right of rescission which applies regardless of
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   whether the safe harbor provision is met.  In an
                                                                                                                                                                          the borrower. - EV2                                                              action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  and any relief granted may not exceed the sum of the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 amount of all remaining indebtedness of the borrower
                                                                                                                                                                                                                                                           and reasonable attorneys' fees in the individual
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  violation of the flipping and prohibited high cost
                                                                                                                                                                          less than ten (10) days. - EV2                                                   home loan provisions in response to the holder's
                                                                                                                                                                                                                                                           notice of acceleration or foreclosure notice; and
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     (iii) the borrower must bring the action within one
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    year from the date of the occurrence of the violation,
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to  except in defense by recoupment or setoff.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2                                                                Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   not rate GA loans originated during this time period.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to         For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact   3/6/2003), material violation.
                                                                                                                                                                          high cost findings. - EV2
                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
177873765 1        ARM   Purchase                                Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
103735857 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less     that the borrower may have an extended right to
                                                                                                                                                                          than minimum per state. - EV2                                                    rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          should have been used. - EV2                                                     the same creditor.
501909101 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    liability provisions within the statute or
                                                                                                                                                                          time after using credit score. - EV2                                             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
561941721 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of XX.XX% is  claims, 3 years for rescindable transactions.
                                                                                                                                                                          underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
100272411 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
454601708 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  home loan will be subject to all affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 and defenses that the borrower could assert against
                                                                                                                                                                                                                                                           the creditor of the high cost home loan, including the
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance right of rescission which applies regardless of
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     whether the safe harbor provision is met.  In an
                                                                                                                                                                          amount of $xx - EV2                                                              action brought by a borrower against an assignee: (i)
                                                                                                                                                                                                                                                           the borrower may only assert the action individually
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        and any relief granted may not exceed the sum of the
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  amount of all remaining indebtedness of the borrower
                                                                                                                                                                          less than ten (10) days. - EV2                                                   and reasonable attorneys' fees in the individual
                                                                                                                                                                                                                                                           action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   violation of the flipping and prohibited high cost
                                                                                                                                                                          EV2                                                                              home loan provisions in response to the holder's
                                                                                                                                                                                                                                                           notice of acceleration or foreclosure notice; and
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        (iii) the borrower must bring the action within one
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        year from the date of the occurrence of the violation,
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     except in defense by recoupment or setoff.

                                                                                                                                                                                                                                                           Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                                                                                                           subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.

                                                                                                                                                                                                                                                           Late Charge:
                                                                                                                                                                                                                                                           For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                                                                                                           3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
562256165 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2002. - EV2
792716296 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
108919633 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
713989911 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
413834082 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
501739979 1        Fixed Purchase                                UTD         LA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Note Date of 03/XX/1995 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/1995 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          09/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
288785730 1        ARM   UTD                                     Primary     ID            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/1996 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1996 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          06/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
450161606 1        ARM   Refinance                               Primary     IN                                                                               3           *** (OPEN) RTC Executed: TILA - Right To Cancel: Loan file contains evidence     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RC          C           C           C           C       Yes        No       No     N/A
                                                                                                                                                                          consumer rescinded loan. - EV3                                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   of violations.
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                                                                                          used. - EV2                                                                      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
667472994 1        ARM   Refinance                               Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  Assignee liability.
                                                                                                                                                                          to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
739714294 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
289786874 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2
391746737 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2002. - EV2
700557814 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
694360736 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee liability.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
859022471 1        Fixed Purchase                                Primary     NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
890102067 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   of violations.
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          loan that did not start as an ARM. - EV2                                         under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
793680834 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
202649578 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
323075496 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
256108135 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
195780883 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
738540796 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
390981777 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
126643395 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Federal HOEPA APR Threshold: Truth in Lending Act (HOEPA): APR
                                                                                                                                                                          Threshold is exceeded by XX.XX%. APR of XX.XX% exceeds a threshold of XX.XX%
                                                                                                                                                                          based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.  Non-Compliant High Cost Loan. - EV1

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
430010365 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
594323252 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
864465176 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
483075836 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
237577734 1        ARM   Refinance                               Primary     ID                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: The Residential Mortgage Practices Act does not appear Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days to provide for assignee liability.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage
                                                                                                                                                                          Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
597602343 1        ARM   Refinance                               Primary     UT                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
395542584 2        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2  TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
422331875 1        ARM   Purchase                                Primary     OR                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
732092959 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
429803745 1        Fixed Refinance                               Primary     KY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
159266091 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
305220427 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
134762471 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Prepayment Penalty Discrepancy - EV2                    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
287562909 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Prepayment Penalty Discrepancy - EV2                    2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
236162707 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
162692225 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
742713542 1        ARM   Refinance                               Primary     AZ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
467245477 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2001. - EV2
534837735 1        Fixed Purchase                                Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV     Assignee liability.
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
308722639 1        Fixed Purchase                                Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
343305676 1        Fixed Purchase                                Primary     NJ                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
513217751 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
119117404 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
801500798 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
432196022 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
610217485 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
153654907 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
722573081 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
822066039 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
192095909 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) HUD Error: Contract sales price is blank. - EV3                       There is no Assignee Liability.                        Yes            RC          C           C           C           C       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                                                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                           EV3                                                                            *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
550481194 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
184175673 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
161733556 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
585074617 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
102430426 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
339297181 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
244759112 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
681159812 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         affirmative claims, 3 years for rescindable
                                                                                                                                                                          estimates. - EV2                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
821507227 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
191544056 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
694576289 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
466548850 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
127833155 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
584676384 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
113849212 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
464710689 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
400685510 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
632379208 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    affirmative claims, 3 years for rescindable
                                                                                                                                                                          time after using credit score. - EV2                                             transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          estimates. - EV2                                                                 settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     incorrect Model Form remains. Because of this
                                                                                                                                                                          amount of $xx - EV2                                                              uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   the same creditor.
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1
728466241 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Assignee liability.
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a
                                                                                                                                                                          loan that did not start as an ARM. - EV2                                         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
310433445 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
600039702 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
431814291 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
353006370 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
583828142 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
876783915 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
245190675 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2008. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2008 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 02/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
349086888 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
142061903 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
385278880 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
257437225 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          01/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
692278596 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
865805750 1        ARM   Refinance                               Investment  IL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
811190206 1        Fixed Purchase                                Primary     MN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
125316185 1        Fixed Refinance                               Investment  MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
292648022 1        Fixed Refinance                               Primary     MI                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
331692472 1        Fixed Purchase                                Primary     OH                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
612202791 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      assignees would not appear to be liable for violations
                                                                                                                                                                          borrower. - EV2                                                                  of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
402862374 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    under TILA
                                                                                                                                                                          time after using credit score. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
663373500 1        Fixed Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
880871539 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
543493138 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
336948789 1        ARM   Purchase                                Primary     WA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
309849681 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
202526673 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
506245007 1        ARM   Refinance                               Primary     DC                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
518625076 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
540860285 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
753129142 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
189750934 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
676143556 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
762082083 1        Fixed Purchase                                Primary     MN                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
754878458 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
214951223 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
187270489 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
525851200 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
811921163 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
707358391 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          EV2                                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
352004506 1        ARM   Purchase                                Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
393409977 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  Assignee liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
712065871 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
194370439 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          estimates. - EV2                                                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
762928047 1        ARM   Construction-Permanent                  Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
600286451 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA ROR - 3yrs for rescindable transactions.          Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
782421882 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
121423089 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
222967090 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         under TILA
                                                                                                                                                                          estimates. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
678685299 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
520591473 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                                                                                          used. - EV2                                                                      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
844460037 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
327931921 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Security Instrument not provided -    2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           EV3                                                                            able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                                                                                          used. - EV2                                                                      TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
417546666 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  Assignee liability.
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing
                                                                                                                                                                          requirements. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.
601122110 1        ARM   Construction-Permanent                  Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2007 used as disbursement date for compliance testing. - EV2
705883222 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
810601816 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
623555584 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
751869497 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
202942710 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
659018494 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
501744673 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
130381363 1        Fixed UTD                                     UTD         MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2001 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
629567981 1        Fixed Purchase                                Investment  KY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
625097951 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          10/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
559104952 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
786204430 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form the same creditor.
                                                                                                                                                                          should have been used. - EV2
597256396 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
741186524 1        ARM   Refinance                               Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
837103747 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
753180857 1        ARM   Refinance                               Primary     GA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
398256388 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
536851309 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          10/XX/2006. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        that the borrower may have an extended right to
                                                                                                                                                                          Application Date. - EV2                                                          rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          should have been used. - EV2                                                     the same creditor.
525133906 1        ARM   Refinance                               Investment  GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
678651541 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
550989264 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
345366480 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
339362848 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
714486676 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
715987993 1        ARM   Refinance                               Investment  IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
411355574 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance of violations.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    affirmative claims, 3 years for rescindable
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          determine this application date.  The final date used for testing was            Assignee liability.
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
458623788 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           The Consumer Sales Practices Act (CSPA) generally does
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     not provide for assignee liability. The Act provides
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    that no claim or defense may be asserted under the Act
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to  by the Attorney General or any consumer against a
                                                                                                                                                                          determine this application date.  The final date used for testing was            purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          01/XX/2007. - EV2                                                                any action under the statute unless: (a) the violation
                                                                                                                                                                                                                                                           was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          *** (OPEN) Ohio CSPA Ability to Repay Reliable Documentation: Ohio Consumer      assignee or purchaser is affiliated by common control
                                                                                                                                                                          Sales Practices Act:  Borrower's ability to repay not verified with reliable     with the seller of the loan at the time the loan was
                                                                                                                                                                          documentation. - EV2                                                             purchased or assigned.
                                                                                                                                                                                                                                                           The CSPA gives authority to the Office to bring class
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        Additionally, the CSPA provides borrowers with a
                                                                                                                                                                          retained by lender. - EV2                                                        private right of action. Therefore, it is possible
                                                                                                                                                                                                                                                           that any action commenced under the CSPA could result
                                                                                                                                                                          *** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage in reputational damage. Moreover, note that since the
                                                                                                                                                                          loan file does not contain documentation of the analysis of the borrower's       borrower is allowed to seek equitable remedies in a
                                                                                                                                                                          reasonable tangible net benefit. - EV2                                           court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     purchasers. Therefore, if the seller cannot be
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        compelled to repurchase the loan, the assignee could
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    face exposure.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        under TILA
                                                                                                                                                                          Application Date. - EV2
608580382 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
449275342 1        ARM   Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
756475248 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
575828210 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
737026757 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) RTC Error:  Right to Cancel expiration date is blank. - EV2           Assignee Liability:  For a transaction involving a     Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           security interest in land, any action that may be
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     brought against the original creditor may be
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 maintained against any subsequent assignee where the
                                                                                                                                                                                                                                                           assignee, its subsidiaries, or affiliates were in a
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  continuing business relationship with the original
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          creditor either at the time the credit was extended or
                                                                                                                                                                                                                                                           at the time of the assignment unless the assignment
                                                                                                                                                                          *** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code:    was involuntary or the assignee shows by a
                                                                                                                                                                          Borrower not provided First Lien Refinance Notice. - EV2                         preponderance of evidence that it did not have
                                                                                                                                                                                                                                                           reasonable grounds to believe that the original
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     creditor was engaged in violations of the code and
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    that it maintained procedures reasonably adapted to
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  apprise it of the existence of the violations.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2                                                                RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     implementing regulation, Regulation X, for these type
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        of violations.
                                                                                                                                                                          Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    under TILA
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2                                                          TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          date due to missing information. - EV2                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
206669419 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
611973180 1        ARM   Purchase                                Investment  WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
708664977 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
651239559 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
722478306 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
617706160 1        ARM   Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
229845508 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
643855982 1        Fixed Refinance                               Investment  GA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
519065355 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
794043824 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          05/XX/2007. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
182180283 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
795480339 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
386338035 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
470625602 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
250273840 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
106456018 1        ARM   Refinance                               Investment  AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
529971013 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
475097622 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
301766227 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
368386220 1        ARM   Purchase                                Investment  NJ                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
632367013 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
113472071 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
121552617 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
849247140 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
756627714 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
217095849 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
199575876 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
387926963 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
616681722 1        ARM   Refinance                               Investment  MI            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
572662939 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
538096915 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
788508942 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
158855166 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
208536963 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
676054495 1        ARM   Purchase                                Primary     OR            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
131431065 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
767865814 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
214035078 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
624794529 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
853997199 1        ARM   Refinance                               Primary     HI                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
608812746 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
519147265 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
781755449 1        ARM   Refinance                               Primary     KY                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
699686879 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
632398389 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    under TILA
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                          Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
352387340 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
560578705 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Note Addendum: Note P&I does not match          3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           calculated P&I - EV3                                                           Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
254420782 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
590301904 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
519772910 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
480765000 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
567091325 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
358413265 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
749655969 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    under TILA
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
819384262 1        ARM   Refinance                               Second Home FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
692488263 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
612107792 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
463872829 1        ARM   Refinance                               Primary     OR                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
834836272 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the borrower. - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     incorrect Model Form remains. Because of this
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          determine this application date.  The final date used for testing was            creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          11/XX/2007. - EV2                                                                the same creditor.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
298238232 1        ARM   Refinance                               Primary     CA            *** (OPEN) ARM Error: Initial Rate Maximum was not provided - EV3  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
359647614 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1
439491562 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
551035972 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
690028337 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
764912345 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2008. - EV2
726093089 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2008. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
697281679 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   The regulations do not clarify the enforcement
                                                                                                                                                                          the borrower. - EV2                                                              provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                                                                                                           consequences of a compliance failure remain unclear.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  In particular, it is probable that a violation of the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     it is possible that a violation of the "borrower's
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       interest" standard would constitute a violation of the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          interest. - EV2                                                                  statute.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     There is no Assignee Liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
327997997 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        that the borrower may have an extended right to
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit uncertainty, we continue to recommend that creditors
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   the same creditor.
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1
856140765 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
768942390 1        ARM   Purchase                                Investment  OR                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
798695016 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
472710801 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
281071833 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
358897861 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
299146463 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  There is no Assignee Liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. settled among the circuit courts, the continuing risk
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        incorrect Model Form remains. Because of this
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  the same creditor.
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
189571350 1        ARM   Refinance                               UTD         CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)              disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                           not provided - EV3                                                                                                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                           EV3                                                                            the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
806310287 1        Fixed Refinance                               Primary     PA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                date located in file.  Compliance tests were run using an application date of
                                                                                           EV3                                                                            07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
548088310 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                                                                                                 TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                            *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
613064804 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Number of Units Missing: Number of Units for the Primary Valuation    TILA - 1yr affirmative, 3yrs for rescindable           Yes            RC          C           C           C           C       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    was not provided.  Any applicable Federal, State or Local compliance testing is  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          unreliable. - EV3                                                                Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Property Type Missing: Property Type for the Primary Valuation was    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provided. Any applicable Federal, State or Local compliance testing is       under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          unreliable. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
284308193 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
728781631 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                           EV3                                                                            Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
649390442 1        ARM   Purchase                                Primary     AZ            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Initial GFE not provided - EV2

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
846833198 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           EV3                                                                            Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
290592369 1        ARM   Refinance                               Primary     FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                            Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
847758304 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
824126408 1        ARM   Refinance                               Primary     UT            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   of violations.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                          Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1
873553594 1        ARM   Refinance                               Second Home AZ            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA Finance Charge - subject to a 1 year SOL for      Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any       affirmative claims, 3 years for rescindable
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
459267545 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   under TILA
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
479888041 1        ARM   Purchase                                Primary     NV            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                                                                                                             affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
483789207 1        Fixed Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                           file. - EV3                                                                    Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Initial GFE not provided - EV2

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
342176750 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                                                                                                 TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3                                                                            *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
726222916 1        Fixed Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA ROR - 3yrs for rescindable transactions.          Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
898178206 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                                                                                                 TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3                                                                            *** (OPEN) Initial GFE not provided - EV2

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
393004027 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) HUD Error: Contract sales price is blank. - EV3                       TILA - subject to a 1 year SOL for affirmative claims  Yes            RC          C           C           C           C       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) Number of Units Missing: Number of Units for the Primary Valuation
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                was not provided.  Any applicable Federal, State or Local compliance testing is
                                                                                           EV3                                                                            unreliable. - EV3

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) Property Type Missing: Property Type for the Primary Valuation was
                                                                                                                                                                          not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
579439171 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           EV3                                                                            Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
636086454 1        ARM   UTD                                     Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                                                                                                 TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3                                                                            *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
674732787 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                                                                                                 TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3                                                                            *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
273671097 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                           file. - EV3                                                                    Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
627982999 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
117925312 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                                                                                                             affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
211466854 1        ARM   Refinance                               UTD         NV            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   under TILA
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
476904730 1        ARM   Refinance                               Primary     FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
282652136 1        Fixed Refinance                               Primary     NY            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                    able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
701019615 1        Fixed Purchase                                Primary     FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
455202041 1        Fixed Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                date located in file.  Compliance tests were run using an application date of
                                                                                           EV3                                                                            08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
757516625 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
407430783 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                                                                                                             affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
696177479 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
646237709 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                           EV3                                                                            Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
583699954 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   under TILA
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
466528518 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                            Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
302753804 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
211021066 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
230133993 1        ARM   Refinance                               Primary     FL                                                                               1           *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit TILA ROR Form - Because this issue is not uniformly    Yes            RA          A           A           A           A       Yes        No       No     No
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         settled among the circuit courts, the continuing risk
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- that the borrower may have an extended right to
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1                                       incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
212894744 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
629364696 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2
177089523 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
148446212 1        ARM   Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     under TILA
411916015 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
758143335 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
211381225 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          time after using credit score. - EV2                                             affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
465724959 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
518496106 1        ARM   Purchase                                Primary     MD                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
229741902 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
646598619 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
492753292 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
531891337 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
334978901 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
403559199 1        Fixed Refinance                               Primary     AR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2
224793552 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
608679031 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
101997628 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
559548916 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
386562419 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
734707275 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
542455473 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
494842032 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
120958205 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
590565467 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
836596538 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
115627172 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2007 used as disbursement date for compliance testing. - EV2
673915597 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
409603538 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
613709322 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
539522943 1        Fixed Refinance                               Primary     RI                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
749505374 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
293071485 1        Fixed Purchase                                Primary     AZ                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
894884060 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
230499790 1        Fixed Purchase                                Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
146738525 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     implementing regulation, Regulation X, for these type
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
142395300 1        Fixed Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
513615811 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
123243847 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: under TILA
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
715913081 1        ARM   Purchase                                Primary     NV                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
242769267 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
305761515 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
754277992 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                03/XX/2007 which is X months prior to consummation. A lookback was performed to
                                                                                           Final Title Policy. - EV1                                                      determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
530385917 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
398290244 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
607763359 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
230278908 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
715400055 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
226678372 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
345110043 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
506181192 1        Fixed Refinance                               Primary     ME            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
604495613 1        Fixed Purchase                                Primary     NC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2000. - EV2
471505290 1        ARM   Refinance                               Primary     VA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2002 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          08/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
670703061 1        ARM   Purchase                                Primary     GA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2001. - EV2
337343983 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
720988348 1        ARM   Purchase                                Primary     KS            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2002. - EV2
454319236 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2
296562951 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2
260652976 1        Fixed Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds                                                               Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          maximum per state. - EV2
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a
                                                                                           Final Title Policy. - EV1                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
215924298 1        Fixed Purchase                                Primary     SC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2002. - EV2
414232651 1        Fixed Refinance                               Primary     WY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2
313827478 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
161817099 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
277620795 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
260027055 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
729063384 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
510097491 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
359293314 1        Fixed Refinance                               Primary     KY                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
554224169 1        Fixed Refinance                               Primary     IN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
468906197 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
629755095 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
122219686 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
410934623 1        ARM   Refinance                               Primary     AL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
460476214 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
515796506 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
781292029 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
567250718 1        ARM   Refinance                               Primary     NE                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
222165151 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
477289217 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
801639119 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
540331016 1        ARM   Refinance                               Primary     TX                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
184680534 1        Fixed Purchase                                Primary     WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
313941357 1        Fixed Refinance                               Primary     FL            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           the standard Due on Sale clause. - EV2                                         Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to  settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine this application date.  The final date used for testing was            that the borrower may have an extended right to
                                                                                                                                                                          06/XX/2004. - EV2                                                                rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit uncertainty, we continue to recommend that creditors
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   the same creditor.
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1
597948885 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
787661471 1        Fixed Purchase                                Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
174207292 1        ARM   Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
399752788 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
317910141 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
818346918 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
112643909 1        ARM   Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1998 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          06/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
617639415 1        ARM   UTD                                     Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/1999 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          11/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
219466864 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
165666312 1        ARM   Purchase                                Primary     CA            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           the standard Due on Sale clause. - EV2                                         disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
560832673 1        ARM   Refinance                               Primary     MO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                                                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                           Final Title Policy. - EV1                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
259617944 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  liability provisions within the statute or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                          Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
440161856 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
860684564 1        ARM   Refinance                               Primary     MS                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
523523131 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/1998. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
742626820 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
125232800 1        Fixed Purchase                                Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
285295305 1        Fixed Refinance                               Primary     WI                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to  Assignee liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2                                                                TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
174643373 1        Fixed Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
397574543 1        Fixed Refinance                               Primary     GA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
375722530 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
134047445 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
377835366 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
274403190 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
736725635 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
367692933 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
623573065 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
464438507 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
525929797 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2005 used as disbursement date for compliance testing. - EV2               TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
165023665 1        Fixed Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
230159680 1        Fixed Purchase                                Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
579396023 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
729471111 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local
                                                                                                                                                                          compliance testing. - EV3                                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
159740063 1        ARM   Purchase                                Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
756084660 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        effective 8/1/07, although there does not appear to be
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   any explicit assignee liability, because a new private
                                                                                                                                                                          the borrower. - EV2                                                              right of action permits a court to award statutory
                                                                                                                                                                                                                                                           damages equal to the amount of all lender fees
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  included in the amount of the principal of the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affected.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment   under TILA
                                                                                                                                                                          penalty. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          affirmative claims, 3 years for rescindable
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. - Assignee liability.
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
502172142 1        ARM   Refinance                               Primary     IN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
862390515 1        ARM   Refinance                               Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
562051655 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
876106368 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
153898636 1        ARM   Refinance                               Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                                                                                                           to be liable for violations of the Act. However,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        effective 8/1/07, although there does not appear to be
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   any explicit assignee liability, because a new private
                                                                                                                                                                          the borrower. - EV2                                                              right of action permits a court to award statutory
                                                                                                                                                                                                                                                           damages equal to the amount of all lender fees
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  included in the amount of the principal of the
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 residential mortgage loan, there is the potential that
                                                                                                                                                                                                                                                           secondary market participants may be adversely
                                                                                                                                                                          *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          affected.
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - There is no Assignee Liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
521403926 1        Fixed Refinance                               Primary     AL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
562214605 1        ARM   Refinance                               Investment  VA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
587832670 1        Fixed Refinance                               Primary     NV                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit     implementing regulation, Regulation X, for these type
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2                  of violations.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right  There is no Assignee Liability.
                                                                                                                                                                          to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        Assignee liability.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
838931617 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
413365025 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
107776041 1        Fixed Purchase                                Primary     WI            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
762208677 1        ARM   Refinance                               Primary     KY                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
526041061 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     The Consumer Sales Practices Act (CSPA) generally does Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 not provide for assignee liability. The Act provides
                                                                                                                                                                                                                                                           that no claim or defense may be asserted under the Act
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  by the Attorney General or any consumer against a
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                                                                                                           any action under the statute unless: (a) the violation
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    assignee or purchaser is affiliated by common control
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to  with the seller of the loan at the time the loan was
                                                                                                                                                                          determine this application date.  The final date used for testing was            purchased or assigned.
                                                                                                                                                                          11/XX/2006. - EV2                                                                The CSPA gives authority to the Office to bring class
                                                                                                                                                                                                                                                           actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  Additionally, the CSPA provides borrowers with a
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        private right of action. Therefore, it is possible
                                                                                                                                                                          retained by lender. - EV2                                                        that any action commenced under the CSPA could result
                                                                                                                                                                                                                                                           in reputational damage. Moreover, note that since the
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:      borrower is allowed to seek equitable remedies in a
                                                                                                                                                                          Consumer did not receive the required Closing Disclosure. - EV2                  court of law as part of the private right of action, a
                                                                                                                                                                                                                                                           court could reform the loan terms which could impact
                                                                                                                                                                          *** (OPEN) Ohio CSPA Default Increase: Ohio Consumer Sales Practices Act:        purchasers. Therefore, if the seller cannot be
                                                                                                                                                                          Mortgage loan contains an impermissible demand feature. - EV2                    compelled to repurchase the loan, the assignee could
                                                                                                                                                                                                                                                           face exposure.
                                                                                                                                                                          *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices
                                                                                                                                                                          Act: Unable to determine if mortgage loan refinanced has a tangible net benefit  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          to the borrower due to missing prior loan information. - EV2                     under TILA
779077745 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
817509881 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
682271607 1        Fixed Purchase                                Investment  NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      not provide FACTA Credit Score Disclosure. - EV2
620167730 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
371890154 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
391543808 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
118225241 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
158013994 1        Fixed Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection arising from servicing or collecting.
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to
                                                                                                                                                                          borrower. - EV2                                                                  There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
853647437 1        Fixed Refinance                               Primary     ID                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance The Residential Mortgage Practices Act does not appear Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     to provide for assignee liability.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage          affirmative claims, 3 years for rescindable
                                                                                                                                                                          Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
472413571 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
381007270 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
490450703 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
182720586 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
607604222 1        Fixed Refinance                               Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
128007607 1        Fixed Refinance                               Primary     VT                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
176448067 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
122840513 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
649935814 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
236931547 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
583787250 1        Fixed Refinance                               Primary     MN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Minnesota Subprime Threshold Test - Compliant: Minnesota Subprime     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Loan: APR on subject loan of XX.XX% or Final Disclosure APR of XX.XX% is in      assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                          excess of allowable threshold of USTreasury XX.XX% + 3%, or XX.XX%.  Compliant   to be liable for violations of the Act. However,
                                                                                                                                                                          Subprime Loan. - EV3                                                             effective 8/1/07, although there does not appear to be
                                                                                                                                                                                                                                                           any explicit assignee liability, because a new private
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        right of action permits a court to award statutory
                                                                                                                                                                                                                                                           damages equal to the amount of all lender fees
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     included in the amount of the principal of the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    residential mortgage loan, there is the potential that
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to  secondary market participants may be adversely
                                                                                                                                                                          determine this application date.  The final date used for testing was            affected.
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
338229117 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
257801577 1        Fixed Refinance                               Investment  OH                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
192292234 1        Fixed Refinance                               Primary     OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
302257523 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
357946276 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
386938228 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
714350681 1        Fixed Refinance                               Investment  VA                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting   There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
532663813 1        Fixed Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
152748244 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
719602772 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
460759171 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
734128793 1        Fixed Refinance                               Investment  OK                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
571936186 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2007. - EV2
546442271 1        Fixed Refinance                               Primary     MO                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
195863010 1        Fixed Refinance                               Primary     IN                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
882939076 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
233645407 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
758170389 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2007. - EV2
465682865 1        Fixed Purchase                                Primary     NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        N/A      N/A    No
881797847 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
490981234 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3
709249397 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
578853539 1        Fixed Refinance                               Primary     WI                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2
343677076 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A
540673959 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
816885016 1        Fixed Refinance                               Investment  UT            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
258436124 1        Fixed Refinance                               Primary     KY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
358950714 1        Fixed Refinance                               Primary     ME                                                                               2           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -                                                          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          EV2
663608980 1        Fixed Purchase                                Primary     MI                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
819282049 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
638629613 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
861776673 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
450173057 1        Fixed Purchase                                Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
359808178 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2007. - EV2
191464183 1        Fixed Purchase                                Primary     WA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2007. - EV2
529877370 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                             date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
607241313 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
234323476 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
685591428 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          02/XX/2008. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
306980508 1        Fixed Refinance                               Primary     OR                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2008. - EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                          *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
704097586 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee Liability:  Any person who purchases, is      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           assigned or otherwise becomes a holder of a high cost
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: home loan will be subject to all affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days and defenses that the borrower could assert against
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             the creditor of the high cost home loan, including the
                                                                                                                                                                                                                                                           right of rescission which applies regardless of
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        whether the safe harbor provision is met.  In an
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   action brought by a borrower against an assignee: (i)
                                                                                                                                                                          the borrower. - EV2                                                              the borrower may only assert the action individually
                                                                                                                                                                                                                                                           and any relief granted may not exceed the sum of the
                                                                                                                                                                          *** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan        amount of all remaining indebtedness of the borrower
                                                                                                                                                                          contains an impermissible late charge of greater than 5.0% or a grace period of  and reasonable attorneys' fees in the individual
                                                                                                                                                                          less than ten (10) days. - EV2                                                   action; (ii) the borrower may only assert a claim of a
                                                                                                                                                                                                                                                           violation of the flipping and prohibited high cost
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     home loan provisions in response to the holder's
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    notice of acceleration or foreclosure notice; and
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to  (iii) the borrower must bring the action within one
                                                                                                                                                                          determine this application date.  The final date used for testing was            year from the date of the occurrence of the violation,
                                                                                                                                                                          03/XX/2006. - EV2                                                                except in defense by recoupment or setoff.

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   Note:  Loans originated between 10/1/02 and 3/6/03 are
                                                                                                                                                                          EV2                                                                              subject to the Original GAFLA.  Rating Agencies will
                                                                                                                                                                                                                                                           not rate GA loans originated during this time period.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as         Late Charge:
                                                                                                                                                                          transaction date for purposes of determining compliance with rescission timing   For loans subject to Original GAFLA (10/1/2002 to
                                                                                                                                                                          requirements - EV2                                                               3/6/2003), material violation.

                                                                                                                                                                                                                                                           For loans not subject to Original GAFLA (on or after
                                                                                                                                                                                                                                                           3/7/03), late charge violations could be downgraded to
                                                                                                                                                                                                                                                           an EV2 depending on statute of limitations.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
715098694 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance There is no Assignee Liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
606056095 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  implementing regulation, Regulation X, for these type
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 of violations.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance The Consumer Sales Practices Act (CSPA) generally does
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     not provide for assignee liability. The Act provides
                                                                                                                                                                          amount of $xx - EV2                                                              that no claim or defense may be asserted under the Act
                                                                                                                                                                                                                                                           by the Attorney General or any consumer against a
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     purchaser or assignee of a mortgage loan for value for
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    any action under the statute unless: (a) the violation
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to  was committed by the purchaser or assignee; or (b) the
                                                                                                                                                                          determine this application date.  The final date used for testing was            assignee or purchaser is affiliated by common control
                                                                                                                                                                          07/XX/2006. - EV2                                                                with the seller of the loan at the time the loan was
                                                                                                                                                                                                                                                           purchased or assigned.
                                                                                                                                                                          *** (OPEN) Ohio CSPA Ability to Repay Reliable Documentation: Ohio Consumer      The CSPA gives authority to the Office to bring class
                                                                                                                                                                          Sales Practices Act:  Borrower's ability to repay not verified with reliable     actions, grant injunctions, and levy monetary fines.
                                                                                                                                                                          documentation. - EV2                                                             Additionally, the CSPA provides borrowers with a
                                                                                                                                                                                                                                                           private right of action. Therefore, it is possible
                                                                                                                                                                          *** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act:  that any action commenced under the CSPA could result
                                                                                                                                                                          Acknowledgement of Receipt of Home Mortgage Loan Information Document not        in reputational damage. Moreover, note that since the
                                                                                                                                                                          retained by lender. - EV2                                                        borrower is allowed to seek equitable remedies in a
                                                                                                                                                                                                                                                           court of law as part of the private right of action, a
                                                                                                                                                                          *** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:      court could reform the loan terms which could impact
                                                                                                                                                                          Consumer did not receive the required Closing Disclosure. - EV2                  purchasers. Therefore, if the seller cannot be
                                                                                                                                                                                                                                                           compelled to repurchase the loan, the assignee could
                                                                                                                                                                          *** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage face exposure.
                                                                                                                                                                          loan file does not contain documentation of the analysis of the borrower's
                                                                                                                                                                          reasonable tangible net benefit. - EV2                                           There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Application Date. - EV2                                                          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
600555236 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
217575802 1        ARM   Refinance                               Primary     IN                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2002. - EV2
341399871 1        Fixed Refinance                               Primary     MI                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
513659818 1        Fixed Purchase                                Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
464862445 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
231659903 1        Fixed Refinance                               Primary     IN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
602915833 1        Fixed Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2
772635859 1        Fixed Purchase                                Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
824716258 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
577375185 1        Fixed Refinance                               Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
473899416 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
324088830 1        Fixed Refinance                               Primary     OH                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
275665696 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
533131447 1        Fixed Refinance                               Investment  NY                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2
686644666 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   arising from servicing or collecting.
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
816437802 1        ARM   Refinance                               Primary     NE                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: Assignee Liability:  The Anti-Predatory lending        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days provisions arising under the Act extend to persons
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             licensed under the Act.  In turn, the Act requires a
                                                                                                                                                                                                                                                           license of any person acting as a "mortgage banker",
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        which includes, among other activities, acquiring and
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   selling ten or more mortgage loans in a calendar year.
                                                                                                                                                                          the borrower. - EV2                                                              Therefore, assignees and purchasers would qualify as
                                                                                                                                                                                                                                                           "mortgage bankers," and would therefore be subject to
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     the enforcement mechanisms in the Act for any
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    compliance failure that the assignee itself commits.
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to  However, failure to comply with the Act will not
                                                                                                                                                                          determine this application date.  The final date used for testing was            affect the validity or enforceability of any mortgage
                                                                                                                                                                          05/XX/2004. - EV2                                                                loan. Further, a person acquiring a mortgage loan or
                                                                                                                                                                                                                                                           an interest in a mortgage loan is not required to
                                                                                                                                                                          *** (OPEN) Nebraska Broker Notice: Nebraska Mortgage Bankers Registration and    ascertain the extent of compliance with the Act.
                                                                                                                                                                          Licensing Act:  Mortgage broker has received compensation from the borrower
                                                                                                                                                                          without providing a written agreement to the borrower. - EV2                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2                                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
834437711 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
404296106 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
698070715 1        Fixed Refinance                               Primary     NE                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee Liability:  The Anti-Predatory lending        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    provisions arising under the Act extend to persons
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to  licensed under the Act.  In turn, the Act requires a
                                                                                                                                                                          determine this application date.  The final date used for testing was            license of any person acting as a "mortgage banker",
                                                                                                                                                                          06/XX/2004. - EV2                                                                which includes, among other activities, acquiring and
                                                                                                                                                                                                                                                           selling ten or more mortgage loans in a calendar year.
                                                                                                                                                                          *** (OPEN) Nebraska Broker Notice: Nebraska Mortgage Bankers Registration and    Therefore, assignees and purchasers would qualify as
                                                                                                                                                                          Licensing Act:  Mortgage broker has received compensation from the borrower      "mortgage bankers," and would therefore be subject to
                                                                                                                                                                          without providing a written agreement to the borrower. - EV2                     the enforcement mechanisms in the Act for any
                                                                                                                                                                                                                                                           compliance failure that the assignee itself commits.
                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -   However, failure to comply with the Act will not
                                                                                                                                                                          EV2                                                                              affect the validity or enforceability of any mortgage
                                                                                                                                                                                                                                                           loan. Further, a person acquiring a mortgage loan or
                                                                                                                                                                                                                                                           an interest in a mortgage loan is not required to
                                                                                                                                                                                                                                                           ascertain the extent of compliance with the Act.
398851684 1        Fixed Refinance                               Primary     NV                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
784266388 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2
617840579 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
687350974 1        Fixed Refinance                               Primary     TN                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
535696892 1        Fixed Refinance                               Primary     OH                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
440740571 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2004. - EV2
577033071 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
509611604 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
210606407 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
757184458 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
390292396 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2001. - EV2
346657792 1        ARM   Purchase                                Primary     MN                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
191408659 1        Fixed Refinance                               Primary     NY                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
546647785 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
607549925 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
130958286 1        Fixed Refinance                               Primary     NC                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
549574614 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
280111318 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2
736886179 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not                                                          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
667990572 1        ARM   Purchase                                Primary     FL            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL of violations.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        Assignee liability.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
344116065 1        ARM   Purchase                                Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
446002678 1        Fixed Refinance                               Primary     MI            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      assignees would not appear to be liable for violations
                                                                                                                                                                          borrower. - EV2                                                                  of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
284590871 1        Fixed Refinance                               Investment  WI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
392708565 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing            TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          requirements. - EV2
587875271 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the borrower. - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     incorrect Model Form remains. Because of this
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          determine this application date.  The final date used for testing was            creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          09/XX/2003. - EV2                                                                the same creditor.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
668272483 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
324787338 1        ARM   Refinance                               Primary     IA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
564167756 1        Fixed Refinance                               Primary     NE                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
870719597 1        Fixed Refinance                               Primary     WI            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    able to be determined. Unable to determine if correct TILA rescission form was   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          used. - EV2                                                                      Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2
315175011 1        ARM   Refinance                               Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2003. - EV2
680474185 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
378860958 1        Fixed Refinance                               Primary     TX                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          04/XX/2003 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
684260853 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
625529608 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
866778160 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
289987491 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
249391137 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
346493263 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
560915961 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  Assignee liability.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
218617777 1        ARM   Refinance                               Investment  IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
721907204 1        ARM   Refinance                               Primary     CO            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2
196756535 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2
621351851 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
710867791 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
587448069 1        ARM   Refinance                               Primary     IN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
226535181 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          the borrower. - EV2                                                              consequences of a compliance failure remain unclear.
                                                                                                                                                                                                                                                           In particular, it is probable that a violation of the
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     "borrower's interest" standard can be raised as a
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     it is possible that a violation of the "borrower's
                                                                                                                                                                          interest. - EV2                                                                  interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                           Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                                                                                                           statute.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
466689597 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
244466248 1        Fixed Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor of the Act, except to the extent involved I violations
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    arising from servicing or collecting.
                                                                                                                                                                          time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                          provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2
671266780 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of the Act, except to the extent involved I violations
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days arising from servicing or collecting.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
483707847 1        Fixed Refinance                               Primary     WI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Assignee liability.
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
486616540 1        Fixed Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
464090146 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      of the Act, except to the extent involved I violations
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                          provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2
684301394 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A
811649917 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
367244668 1        Fixed Refinance                               Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
774625504 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
296405863 1        Fixed Refinance                               Primary     IN                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
825965250 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
476741513 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     affirmative claims, 3 years for rescindable
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
363751405 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
504375327 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2005 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
102286257 1        Fixed Refinance                               Primary     AL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge      There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
458983899 1        Fixed Refinance                               Primary     WI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
332307973 1        ARM   Refinance                               Primary     OR            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
413150959 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
749546887 1        Fixed Refinance                               Primary     MI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance of the Act, except to the extent involved I violations
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     arising from servicing or collecting.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
715907912 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
838469439 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: consequences of a compliance failure remain unclear.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days In particular, it is probable that a violation of the
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        it is possible that a violation of the "borrower's
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   interest" standard would constitute a violation of the
                                                                                                                                                                          the borrower. - EV2                                                              Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                                                                                                           statute.
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     under TILA
                                                                                                                                                                          interest. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
539792876 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
442793338 1        Fixed Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2
389155378 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
245574851 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that the borrower may have an extended right to
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   the same creditor.
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
701820703 1        Fixed Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to  Assignee liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2                                                                TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
244944957 1        Fixed Refinance                               Primary     WI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
287700352 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
435690452 1        Fixed Refinance                               Primary     MA                                                                               2           *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     consequences of a compliance failure remain unclear.
                                                                                                                                                                          interest. - EV2                                                                  In particular, it is probable that a violation of the
                                                                                                                                                                                                                                                           "borrower's interest" standard can be raised as a
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    it is possible that a violation of the "borrower's
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to  interest" standard would constitute a violation of the
                                                                                                                                                                          determine this application date.  The final date used for testing was            Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          09/XX/2005. - EV2                                                                statute.
413366885 1        Fixed Refinance                               Primary     WI                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
344800537 1        Fixed Refinance                               Primary     IN                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor                                                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
140177589 1        Fixed Refinance                               Primary     PA                                                                               2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
467048960 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1
134969935 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
766778941 1        Fixed Refinance                               Primary     AZ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
111455952 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
247402962 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
719436360 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
627417891 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
811012088 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
822729235 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
766287075 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002. - EV2
845745663 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   affirmative claims, 3 years for rescindable
                                                                                                                                                                          used. - EV2                                                                      transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
548207166 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure found in file had markings indicating one or more entries are         liability provisions within the statute or
                                                                                                                                                                          estimates. - EV2                                                                 implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          10/XX/2002 which is X months prior to consummation. A lookback was performed to  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          determine this application date.  The final date used for testing was            Assignee liability.
                                                                                                                                                                          09/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
419063806 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2002. - EV2
551450455 1        ARM   Refinance                               Primary     KY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      HUD-1.  No document containing fees provided.  Any applicable Federal, State or  under TILA
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
266035398 1        ARM   Refinance                               Primary     NC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
565161851 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
712487810 1        ARM   Refinance                               Primary     TN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
590683047 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2
636037837 1        ARM   Refinance                               Primary     VA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
577050682 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          whichever applies. - EV2                                                         under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
384645248 1        ARM   Refinance                               Primary     AL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
153211323 1        Fixed Purchase                                Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
777867426 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
471577678 1        ARM   Purchase                                Primary     AR            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2
756050103 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
553106020 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
252759705 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2
772616825 1        Fixed Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2
174249236 1        ARM   Refinance                               Investment  OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2
324710110 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
811420086 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  arising from servicing or collecting.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance liability provisions within the statute or
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     implementing regulation, Regulation X, for these type
                                                                                                                                                                          amount of $xx - EV2                                                              of violations.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage  Assignee liability.
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
745096693 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
696040481 1        ARM   Refinance                               Primary     NY            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2
                                                                                           EV3                                                                                                                                                             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
724436112 1        Fixed Purchase                                Primary     NY                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
416001910 1        Fixed Refinance                               Primary     OH                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
526889833 1        ARM   Refinance                               Primary     MI            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  able to be determined. Unable to determine if correct TILA rescission form was   assignees would not appear to be liable for violations
                                                                                                                                                                          used. - EV2                                                                      of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        implementing regulation, Regulation X, for these type
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   of violations.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  under TILA in Lending Act: Unable to determine if Notice of Right to Cancel was executed on
                                                                                                                                                                          the proper Model Form. The H-9 form was used instead of the H-8 form, however,   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          the loan file does not contain evidence that the refinance was by the original   settled among the circuit courts, the continuing risk
                                                                                                                                                                          creditor. - EV2                                                                  that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection incorrect Model Form remains. Because of this
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      uncertainty, we continue to recommend that creditors
                                                                                                                                                                          borrower. - EV2                                                                  use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection   the same creditor.
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
274468138 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:                                                         Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
210057709 1        ARM   Purchase                                Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
649331317 1        ARM   Refinance                               Primary     MI            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program of the Act, except to the extent involved I violations
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   arising from servicing or collecting.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      under TILA
                                                                                                                                                                          borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
760060172 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2
592153943 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
625182551 1        ARM   Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
758127751 1        ARM   Purchase                                Primary     NJ                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA APR -  subject to a 1 year SOL for affirmative    Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     claims, 3 years for rescindable transactions.
                                                                                                                                                                          amount of $xx - EV2                                                              Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                           liability.
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          0.125% tolerance. - EV2                                                          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
151360510 1        ARM   Purchase                                Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
283611366 1        ARM   Refinance                               Investment  CO                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2
295766816 1        ARM   Purchase                                Primary     NY                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
448077409 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2004 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
104681069 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
148462798 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
826865098 1        ARM   Purchase                                Second Home NV                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
748492520 1        ARM   Purchase                                Second Home AZ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     implementing regulation, Regulation X, for these type
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    of violations.
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          03/XX/2004. - EV2                                                                transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
186251110 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
268152744 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
306129048 1        ARM   Refinance                               Primary     WI            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
842151151 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
837113921 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program of violations.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  under TILA timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Virginia Tangible Net Benefit Test: VirginiA X months without a tangible net benefit to the borrower due to missing prior loan information. -
                                                                                                                                                                          EV2
327814770 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
282174368 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
286151367 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
467493524 1        ARM   Refinance                               Primary     MI            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     assignees would not appear to be liable for violations
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program of the Act, except to the extent involved I violations
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   arising from servicing or collecting.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to      under TILA
                                                                                                                                                                          borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
370278997 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
739606544 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA Finance Charge - subject to a 1 year SOL for      Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    affirmative claims, 3 years for rescindable
                                                                                                                                                                          compliance testing. - EV3                                                        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
887932250 1        Fixed Construction-Permanent                  Primary     OH                                                                               2           *** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of XX.XX% is  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2  liability provisions within the statute or implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance of violations.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                                                                                                           claims, 3 years for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability.
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          05/XX/2005. - EV2                                                                affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    Assignee liability.
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
397446009 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
284655146 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
320708587 1        Fixed Purchase                                Primary     FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                    date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to
                                                                                           *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)              determine this application date.  The final date used for testing was
                                                                                           not provided - EV3                                                             02/XX/2004. - EV2

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1

                                                                                           *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2
513262326 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
149515636 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2004. - EV2
511238280 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
677972685 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                           Final Title Policy. - EV1                                                      Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
165374172 1        ARM   Refinance                               Primary     NY            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
318235915 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
619454111 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
223956019 1        ARM   Refinance                               Primary     VA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
722785250 1        Fixed Refinance                               Primary     MA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home
                                                                                                                                                                          Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
413619370 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
361402300 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
495194933 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2
706218309 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
759054269 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2
738230354 1        ARM   Refinance                               Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2
105723651 1        Fixed Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
532664866 1        Fixed Purchase                                Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2
437888950 1        ARM   Refinance                               Primary     AL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2
891383679 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
655264823 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
528318948 1        Fixed Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
714941224 1        Fixed Refinance                               Primary     MN                                                                               2           *** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential          Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   assignees of Minnesota mortgage loans would not appear
                                                                                                                                                                          prepayment penalty exceeding 60 days interest on the unpaid principal balance. - to be liable for violations of the Act. However,
                                                                                                                                                                          EV2                                                                              effective 8/1/07, although there does not appear to be
                                                                                                                                                                                                                                                           any explicit assignee liability, because a new private
                                                                                                                                                                          *** (OPEN) Minnesota Prepayment Penalty Application Disclosure Timing: Minnesota right of action permits a court to award statutory
                                                                                                                                                                          Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure damages equal to the amount of all lender fees
                                                                                                                                                                          not provided to borrower within give (5) days of Application. - EV2              included in the amount of the principal of the
                                                                                                                                                                                                                                                           residential mortgage loan, there is the potential that
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     secondary market participants may be adversely
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    affected.
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
190612733 1        Fixed Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
776335496 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
520843606 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  arising from servicing or collecting.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance liability provisions within the statute or
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
895499211 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
116091889 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
467700526 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.:
                                                                                                                                                                          Disclosure: Broker Initial Disclosure - EV1
613541796 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
552998304 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
217874097 1        ARM   Purchase                                Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
226615448 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
797811890 1        ARM   Refinance                               Primary     MD            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
265973584 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2
579445548 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
385224051 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           The regulations do not clarify the enforcement
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       consequences of a compliance failure remain unclear.
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     In particular, it is probable that a violation of the
                                                                                                                                                                          interest. - EV2                                                                  "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     it is possible that a violation of the "borrower's
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    interest" standard would constitute a violation of the
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to  Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          determine this application date.  The final date used for testing was            statute.
                                                                                                                                                                          03/XX/2005. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    under TILA
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
608231031 1        ARM   Purchase                                Investment  NJ                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
179859188 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
338128062 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test
                                                                                                                                                                          Affiliated Business Disclosure due to missing information. - EV2
493539535 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
430006729 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
318393801 1        ARM   Purchase                                Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
594719621 1        ARM   Purchase                                Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
696950897 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
494984644 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
793009453 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
115670529 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
120071962 1        ARM   Refinance                               Primary     AL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          exceeds maximum per state. - EV2                                                 under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
134645290 1        ARM   Refinance                               Primary     IA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
510041986 1        Fixed Refinance                               Primary     OR            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                          Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
714971077 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
758395153 1        ARM   Purchase                                Primary     WI                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
443761138 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
316012448 1        Fixed Refinance                               Primary     AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
706544971 1        Fixed Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     implementing regulation, Regulation X, for these type
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    of violations.
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
119378389 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
439818730 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
882803178 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
274893775 1        Fixed Refinance                               Primary     NJ                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
223658259 1        ARM   Refinance                               Primary     AZ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
120581031 1        ARM   Purchase                                Primary     CO                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
391360729 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1
143730913 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
763304160 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              The regulations do not clarify the enforcement
                                                                                                                                                                                                                                                           provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor consequences of a compliance failure remain unclear.
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    In particular, it is probable that a violation of the
                                                                                                                                                                          time after using credit score. - EV2                                             "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     it is possible that a violation of the "borrower's
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       interest" standard would constitute a violation of the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          interest. - EV2                                                                  statute.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    under TILA
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
207024603 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
447177721 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
763758332 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
209480790 1        ARM   Refinance                               Primary     WI            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
436140166 1        ARM   Refinance                               Second Home AZ                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA Finance Charge - subject to a 1 year SOL for      Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       affirmative claims, 3 years for rescindable
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second
                                                                                                                                                                          Home) - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
238415563 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
244212115 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
531325516 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Note Addendum: Note P&I does not match          2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           calculated P&I - EV3                                                           Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
686509615 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           does not contain the following clauses: - EV2                                  disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
397785574 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
510389714 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              The regulations do not clarify the enforcement
                                                                                                                                                                                                                                                           provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance consequences of a compliance failure remain unclear.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     In particular, it is probable that a violation of the
                                                                                                                                                                          amount of $xx - EV2                                                              "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     it is possible that a violation of the "borrower's
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       interest" standard would constitute a violation of the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          interest. - EV2                                                                  statute.

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact   under TILA
                                                                                                                                                                          high cost findings. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     Assignee liability.
536300753 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
274334284 1        ARM   Refinance                               Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          loan that did not start as an ARM. - EV2                                         Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    under TILA
                                                                                                                                                                          time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
821137140 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
835239232 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
296945396 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
163687701 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2
717705928 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
511600875 1        ARM   Refinance                               Primary     NH                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  under TILA in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    incorrect Model Form remains. Because of this
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine this application date.  The final date used for testing was            use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          10/XX/2005. - EV2                                                                creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
718231657 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program The regulations do not clarify the enforcement         Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          EV2                                                                              consequences of a compliance failure remain unclear.
                                                                                                                                                                                                                                                           In particular, it is probable that a violation of the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        "borrower's interest" standard can be raised as a
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          the borrower. - EV2                                                              it is possible that a violation of the "borrower's
                                                                                                                                                                                                                                                           interest" standard would constitute a violation of the
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     statute.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     under TILA
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          interest. - EV2                                                                  affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to         Assignee liability.
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
255154087 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
151012612 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
811962722 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
664754826 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
740512605 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
376434573 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance claims, 3 years for rescindable transactions.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          amount of $xx - EV2                                                              liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    affirmative claims, 3 years for rescindable
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          determine this application date.  The final date used for testing was            Assignee liability.
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
848666289 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   under TILA
                                                                                                                                                                          used. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
899931572 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
594634676 1        ARM   Refinance                               Investment  NM                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
691690639 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2
886469579 1        ARM   Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
247579806 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
209172436 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                               Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
340653758 1        ARM   Refinance                               Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
137311025 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
430683502 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
218890570 1        ARM   Refinance                               Primary     OR                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
531085551 1        ARM   Construction-Permanent                  Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
102503502 1        ARM   Refinance                               Primary     MD            *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain   2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           the standard Due on Sale clause. - EV2                                                                                                                          under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2
832819300 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV1
512642349 1        ARM   Refinance                               Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate
                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to the borrower at least three (3) days prior to consummation for a     under TILA
                                                                                                                                                                          loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
556054144 1        ARM   Refinance                               Primary     PA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
159195004 1        ARM   Refinance                               Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
552603732 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
574081138 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
659817550 1        ARM   Refinance                               Primary     MO                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
820934835 1        ARM   Refinance                               Primary     IL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
507361081 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
831427747 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2
618573407 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
377368211 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
516176290 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
685455581 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
380084011 1        ARM   Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
478933724 1        ARM   Purchase                                Primary     OH                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
239102457 1        Fixed Purchase                                Primary     CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
110112648 1        ARM   Refinance                               Primary     WI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
555534340 1        ARM   Purchase                                Investment  OR                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
399354950 1        ARM   Purchase                                Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
251350586 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
757896039 1        ARM   Purchase                                Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
816278018 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
603475228 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
487054423 1        ARM   Purchase                                Primary     TN                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
250368569 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
353484712 1        ARM   Purchase                                Primary     AK                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2
783584974 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
662997849 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
109935224 1        ARM   Purchase                                Primary     TX            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        N/A      N/A    No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
393195380 1        Fixed Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1
512303239 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2
790272452 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
523744077 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
322047188 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
826412728 1        ARM   Purchase                                Primary     TX                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
597188631 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
850226228 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
671674874 1        ARM   Purchase                                Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
660499669 1        ARM   Refinance                               Primary     GA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
724170785 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
859346566 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
326780893 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
272746771 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection
                                                                                                                                                                          Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2
641549442 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
428623056 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
431758846 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
677278125 1        ARM   Refinance                               Second Home CA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          01/XX/2006. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
317566178 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
846625958 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                  implementing regulation, Regulation X, for these type
                                                                                           does not contain the following clauses: - EV2                                  *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
301453265 1        ARM   Refinance                               Primary     NJ                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth  under TILA in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinance by a creditor that is not considered the original creditor. TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          The H-9 form was used, the H-8 form should have been used. - EV2                 settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    incorrect Model Form remains. Because of this
                                                                                                                                                                          07/XX/2005 which is X months prior to consummation. A lookback was performed to  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine this application date.  The final date used for testing was            use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          06/XX/2005. - EV2                                                                creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
306556602 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
162649426 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2005. - EV2
845732333 1        ARM   Purchase                                Investment  FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2
379529929 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
314517131 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    affirmative claims, 3 years for rescindable
                                                                                                                                                                          10/XX/2005 which is X months prior to consummation. A lookback was performed to  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          determine this application date.  The final date used for testing was            Assignee liability.
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
211185484 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                  implementing regulation, Regulation X, for these type
                                                                                           does not contain the following clauses: - EV2                                  *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  of violations.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to
                                                                                                                                                                          Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
254812722 1        ARM   Refinance                               Primary     CA            *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           does not contain the following clauses: - EV2                                                                                                                   liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  implementing regulation, Regulation X, for these type
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
534613403 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   incorrect Model Form remains. Because of this
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form uncertainty, we continue to recommend that creditors
                                                                                                                                                                          should have been used. - EV2                                                     use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
447030530 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
112464515 1        Fixed Refinance                               Primary     MD                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
342916135 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
364500511 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
103164497 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2008. - EV2
577457155 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         liability provisions within the statute or
                                                                                                                                                                          estimates. - EV2                                                                 implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
178835348 1        Fixed Purchase                                Primary     LA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         liability provisions within the statute or
                                                                                                                                                                          estimates. - EV2                                                                 implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     claims, 3 years for rescindable transactions.
                                                                                                                                                                                                                                                           Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final liability.
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2                                                          TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
807545067 1        ARM   Purchase                                Primary     OH                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
790179633 1        ARM   Purchase                                Primary     WV                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
423580899 1        ARM   Refinance                               Primary     OK                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
609366272 1        Fixed Refinance                               Primary     IL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
895505185 1        Fixed Refinance                               Primary     NY                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
846789379 1        Fixed Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          08/XX/2002 which is X months prior to consummation. A lookback was performed to  Assignee liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2002. - EV2                                                                TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
863787030 1        Fixed Purchase                                Primary     PA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
257959494 1        Fixed Refinance                               Primary     DE            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                             Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   Assignee liability.
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          should have been used. - EV2                                                     settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
379719654 1        Fixed Purchase                                Primary     DE                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
137324548 1        ARM   Purchase                                Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
865389447 1        Fixed Refinance                               Primary     AZ                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         liability provisions within the statute or
                                                                                                                                                                          estimates. - EV2                                                                 implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form settled among the circuit courts, the continuing risk
                                                                                                                                                                          should have been used. - EV2                                                     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
417115137 1        ARM   Purchase                                Primary     AZ                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      Assignee liability.
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program under TILA disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
205574919 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
643438822 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          EV2                                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
135614513 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
402997627 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                                                                                                       liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
326144204 1        Fixed Refinance                               Primary     NV                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
382986328 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          time after using credit score. - EV2                                             transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          estimates. - EV2                                                                 settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        incorrect Model Form remains. Because of this
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   the same creditor.
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
365526637 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
335634699 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  liability provisions within the statute or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
660165791 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type disclosure not provided to the borrower within three (3) days of application. -  of violations.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL under TILA disclosure found in file had markings indicating one or more entries are
                                                                                                                                                                          estimates. - EV2                                                                 TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
530516241 1        ARM   Refinance                               Primary     CO                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program implementing regulation, Regulation X, for these type
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   of violations.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        There is no Assignee Liability.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                          Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
357428473 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          EV2                                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
200298243 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
830036311 1        Fixed Refinance                               Primary     FL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
882055246 1        ARM   Construction-Permanent                  Primary     UT            *** (OPEN) ARM Error: Initial Rate Maximum was not provided - EV3  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          06/XX/2008 used as disbursement date for compliance testing. - EV2               transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
655953756 1        Fixed Refinance                               Primary     GA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     No
476290672 1        Fixed Purchase                                Primary     GA            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           not provided - EV3                                                             Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
321318559 1        Fixed Refinance                               Primary     GA                                                                               3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1:                                                         Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
863954236 1        ARM   Purchase                                Primary     MI                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower within three (3) days of application. - EV2                         under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
162315818 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          estimates. - EV2                                                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
338273588 1        Fixed Purchase                                Primary     PA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/1997. - EV2
110918363 1        Fixed Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                   TILA Finance Charge - subject to a 1 year SOL for      Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2003. - EV2
353740381 1        Fixed Refinance                               Primary     FL                                                                               2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:                                                             Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
663613343 1        ARM   Purchase                                Primary     SC            *** (OPEN) Final Title Policy is missing. No evidence of title in  3                                                                                            Exceptions occurring more than 6 years ago may be      Yes            RC          C           C           C           C       Yes        N/A      N/A    No
                                                                                           file. - EV3                                                                                                                                                     outside the states statute of limitations. Due to the
                                                                                                                                                                                                                                                           potential remedies available to a court, this
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                                                                                                 exception carries elevated risk to an assignee during
                                                                                           EV3                                                                                                                                                             the initial 6 years after occurrence of the violation.
                                                                                                                                                                                                                                                           After the expiration of this 6 year period, the
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           exception retains risk for claims raised as a defense
                                                                                                                                                                                                                                                           to foreclosure, but not at the same level as during
                                                                                                                                                                                                                                                           the initial 6 years for affirmative claims.

                                                                                                                                                                                                                                                           There is no Assignee Liability.

                                                                                                                                                                                                                                                           TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.

                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
485052497 1        ARM   Refinance                               Primary     MD            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
526537128 1        Fixed Purchase                                Primary     NC            *** (OPEN) Missing Document: Security Instrument not provided -    1           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1                                                                  Yes            RA          A           A           A           A       Yes        N/A      N/A    No
                                                                                           EV3

                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a
                                                                                           Final Title Policy. - EV1
686631729 1        ARM   Purchase                                Primary     NC            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
211854334 1        Fixed Refinance                               Primary     FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure found in file had markings indicating one or more entries are
                                                                                           EV3                                                                            estimates. - EV2                                                                 TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
775948036 1        ARM   Purchase                                Primary     MD            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) HUD Error: Contract sales price is blank. - EV3                       There is no Assignee Liability.                        Yes            RC          C           C           C           C       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                                                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                           EV3                                                                            *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
445228162 1        Fixed Purchase                                Primary     SC            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
                                                                                           not provided - EV3
722894319 1        Fixed Refinance                               Primary     IL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR - 3yrs for rescindable transactions.          Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2002. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
144805509 1        Fixed Purchase                                Primary     FL            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           not provided - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2002. - EV2
313617150 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2004. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
391999597 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
128297793 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                           EV3                                                                                                                                                             Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
652243683 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) HUD Error: Contract sales price is blank. - EV3                       TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                   Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
101309041 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                           *** (OPEN) Missing Document: Flood Certificate not provided - EV3              disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           EV3                                                                            Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
624871220 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
685502292 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
466093097 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
682426718 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                           EV3                                                                                                                                                             Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
671942313 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
583595573 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          estimates. - EV2                                                                 Assignee liability.
592790706 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are         affirmative claims, 3 years for rescindable
                                                                                                                                                                          estimates. - EV2                                                                 transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
111036098 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     settled among the circuit courts, the continuing risk
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    that the borrower may have an extended right to
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to  rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          determine this application date.  The final date used for testing was            incorrect Model Form remains. Because of this
                                                                                                                                                                          05/XX/2006. - EV2                                                                uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   the same creditor.
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
396429854 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1
190548778 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
305035972 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
463973636 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  Assignee liability.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2
779177671 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
360838799 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
398829948 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
237107392 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1
449445128 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
784928601 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
508448457 1        ARM   Purchase                                Investment  UT                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
825390116 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
239375539 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3         RESPA (Sections 4 and 5) contains no explicit assignee Yes            RC          C           C           C           C       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        implementing regulation, Regulation X, for these type
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   of violations.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor under TILA did not provide FACTA Credit Score Disclosure within a reasonably practicable
                                                                                                                                                                          time after using credit score. - EV2                                             TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
732032423 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
635952263 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        under TILA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
634084845 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
658078693 1        ARM   Refinance                               Primary     WI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
794668444 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     under TILA
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   settled among the circuit courts, the continuing risk
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form that the borrower may have an extended right to
                                                                                                                                                                          should have been used. - EV2                                                     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
389507900 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
890375233 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
463274439 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
419289568 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
760671606 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) TIL Error: Borrower signature not dated. - EV2                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        Assignee liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing
                                                                                                                                                                          requirements. - EV2                                                              TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                                                                                                           settled among the circuit courts, the continuing risk
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   that the borrower may have an extended right to
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form incorrect Model Form remains. Because of this
                                                                                                                                                                          should have been used. - EV2                                                     uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
349930871 1        ARM   Purchase                                Investment  UT                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
439347190 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
336072130 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          EV2                                                                              under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
466098788 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                the borrower. - EV2
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
733521711 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  of violations.
                                                                                                                                                                          Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
335858783 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
695503089 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    settled among the circuit courts, the continuing risk
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to  that the borrower may have an extended right to
                                                                                                                                                                          determine this application date.  The final date used for testing was            rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          07/XX/2006. - EV2                                                                incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          Application Date. - EV2                                                          the same creditor.

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
547610295 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
468259766 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   settled among the circuit courts, the continuing risk
                                                                                                                                                                          the borrower. - EV2                                                              that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
626364710 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2
660621215 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
410557302 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
340887580 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to  settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine this application date.  The final date used for testing was            that the borrower may have an extended right to
                                                                                                                                                                          10/XX/2006. - EV2                                                                rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Application Date. - EV2                                                          creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
212019082 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
222703470 1        ARM   Refinance                               Second Home WA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     liability provisions within the statute or
                                                                                                                                                                          amount of $xx - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to  affirmative claims, 3 years for rescindable
                                                                                                                                                                          determine this application date.  The final date used for testing was            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          09/XX/2006. - EV2                                                                Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
688638171 1        ARM   Refinance                               Primary     MA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              The regulations do not clarify the enforcement
                                                                                                                                                                                                                                                           provisions of Mass. Gen. L. c. 183. Accordingly, the
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance consequences of a compliance failure remain unclear.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     In particular, it is probable that a violation of the
                                                                                                                                                                          amount of $xx - EV2                                                              "borrower's interest" standard can be raised as a
                                                                                                                                                                                                                                                           defense to, or otherwise impede, foreclosure.  Also,
                                                                                                                                                                          *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet:     it is possible that a violation of the "borrower's
                                                                                                                                                                          Massachusetts Home Loan: No evidence in loan file of document or worksheet       interest" standard would constitute a violation of the
                                                                                                                                                                          indicating how the lender determined that the home loan is in the borrower's     Massachusetts unfair and deceptive acts and practices
                                                                                                                                                                          interest. - EV2                                                                  statute.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    under TILA
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          09/XX/2006. - EV2                                                                affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    Assignee liability.
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
469481690 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
159222180 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   incorrect Model Form remains. Because of this
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form uncertainty, we continue to recommend that creditors
                                                                                                                                                                          should have been used. - EV2                                                     use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
712240652 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: of violations.
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
782179846 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of          TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
723742498 1        ARM   Refinance                               Second Home CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          11/XX/2006 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
145832009 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
262859369 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
829886775 1        ARM   Refinance                               Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
403798065 1        ARM   Refinance                               Investment  GA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
252453572 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
421365137 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2007. - EV2
766507012 1        ARM   Refinance                               Investment  CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                          Local compliance testing is unreliable. - EV3

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
429824094 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
730756251 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    liability provisions within the statute or
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to  implementing regulation, Regulation X, for these type
                                                                                                                                                                          determine this application date.  The final date used for testing was            of violations.
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
866868219 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
433052418 1        ARM   Refinance                               Investment  OR                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
877205428 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
327826186 1        Fixed Refinance                               Primary     IL                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business        liability provisions within the statute or
                                                                                                                                                                          Arrangement Disclosure. - EV2                                                    implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
346055898 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
250726149 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
130773362 1        ARM   Refinance                               Primary     MD                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
456718849 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
210338693 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    incorrect Model Form remains. Because of this
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to  uncertainty, we continue to recommend that creditors
                                                                                                                                                                          determine this application date.  The final date used for testing was            use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          06/XX/2007. - EV2                                                                creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
457218105 1        ARM   Refinance                               Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program of violations.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
215054978 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
523099719 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     settled among the circuit courts, the continuing risk
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  incorrect Model Form remains. Because of this
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2          uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    the same creditor.
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
619529755 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
206870814 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
356303771 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA Finance Charge - subject to a 1 year SOL for      Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       affirmative claims, 3 years for rescindable
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
305111157 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
862902171 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
576280858 1        Fixed Refinance                               Investment  NJ                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
829475622 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting                                                          Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                          Investment) - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
688469548 1        ARM   Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
545157019 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
348096467 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Note Error: Loan does not comply with state prepayment penalty        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements - EV2                                                               liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
632895905 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
845549957 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
155330980 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
382343000 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
132376007 1        Fixed Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA ROR Form - Because this issue is not uniformly    Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      Testing: Missing Final HUD-1: Title Company Closing Statement used for any       settled among the circuit courts, the continuing risk
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
487085654 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
190302324 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2
183237312 1        ARM   Purchase                                Primary     PA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
599257471 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2007. - EV2
882476447 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:      TILA ROR Form - Because this issue is not uniformly    Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as         settled among the circuit courts, the continuing risk
                                                                                                                                                                          transaction date for purposes of determining compliance with rescission timing   that the borrower may have an extended right to
                                                                                                                                                                          requirements - EV2                                                               rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit uncertainty, we continue to recommend that creditors
                                                                                                                                                                          (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not         use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          executed on the proper Model Form for a refinancing by the same creditor. The H- creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          8 form was used, the H-9 form should have been used. (The property state is in   the same creditor.
                                                                                                                                                                          the 1st, 4th, 6th, or 11th circuit.) - EV1
374821745 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
465906113 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
871858009 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
173094101 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2
221099568 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
468425233 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2007. - EV2
445514871 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          the borrower. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          09/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
291193248 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
499471416 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
224661517 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        of violations.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     There is no Assignee Liability.
577741674 1        ARM   Refinance                               Primary     VA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
618034430 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was   liability provisions within the statute or
                                                                                                                                                                          used. - EV2                                                                      implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
154038505 1        ARM   Purchase                                Primary     WA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
411707431 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   that the borrower may have an extended right to
                                                                                                                                                                          the borrower. - EV2                                                              rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          should have been used. - EV2                                                     the same creditor.
559281956 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not   There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                                                                                          used. - EV2                                                                      TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
415498868 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program of violations.
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          the borrower. - EV2                                                              settled among the circuit courts, the continuing risk
                                                                                                                                                                                                                                                           that the borrower may have an extended right to
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable    incorrect Model Form remains. Because of this
                                                                                                                                                                          time after using credit score. - EV2                                             uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        the same creditor.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
436857924 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        under TILA
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
700258045 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   settled among the circuit courts, the continuing risk
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   that the borrower may have an extended right to
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          should have been used. - EV2                                                     incorrect Model Form remains. Because of this
                                                                                                                                                                                                                                                           uncertainty, we continue to recommend that creditors
                                                                                                                                                                                                                                                           use Model Form H-8 only for refinances involving a new
                                                                                                                                                                                                                                                           creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
451969718 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
721742678 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
644803677 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
428201589 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) HUD Error: Contract sales price is blank. - EV3                       TILA - subject to a 1 year SOL for affirmative claims  Yes            RC          C           C           C           C       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2
713235958 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   under TILA
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                           *** (OPEN) Valuation Error: Subject year built not provided.:                  Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                           Valuation Type: Appraisal / Valuation Report Date: 06/04/2007 -                the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                           EV3                                                                                                                                                             Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
422646528 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any       transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
752967421 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
453563670 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
559349557 1        ARM   Refinance                               Primary     OR            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3                                                                            Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
387101718 1        Fixed Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA ROR - 3yrs for rescindable transactions.          Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Initial GFE not provided - EV2

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
181658571 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
265867930 1        Fixed Refinance                               Investment  FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                date located in file.  Compliance tests were run using an application date of
                                                                                           EV3                                                                            05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          12/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
653973165 1        Fixed Refinance                               Investment  FL            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                date located in file.  Compliance tests were run using an application date of
                                                                                           EV3                                                                            05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          12/XX/2006. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
229317833 1        ARM   Purchase                                Investment  CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Note Error: Loan does not comply with state prepayment penalty
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                requirements - EV2
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
592379703 1        ARM   Refinance                               Primary     GA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
477595895 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
746266657 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Security Instrument not provided -    3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           EV3                                                                            Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                disclosure not provided to the borrower. - EV2
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
481866758 1        ARM   Refinance                               UTD         CA            *** (OPEN) Missing Note Addendum: Note P&I does not match          2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           calculated P&I - EV3                                                                                                                                            under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Final Title Policy is missing. No evidence of title in              disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                           EV3                                                                            the borrower. - EV2

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
517995468 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                                                                                                 TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                            *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program affirmative claims, 3 years for rescindable
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
201549504 1        ARM   Purchase                                Primary     OR            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2
                                                                                           EV3                                                                                                                                                             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
556130872 1        ARM   Refinance                               Primary     GA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                    disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                           *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                           not provided - EV3                                                             Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
287918440 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
781081449 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
526294361 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
529979105 1        Fixed Refinance                               Investment  CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                date located in file.  Compliance tests were run using an application date of
                                                                                           EV3                                                                            07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          02/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
253149147 1        ARM   UTD                                     UTD         CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                                                                                                             affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
194822468 1        ARM   Purchase                                Investment  CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                date located in file.  Compliance tests were run using an application date of
                                                                                           EV3                                                                            06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          01/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
714688472 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2
                                                                                           EV3                                                                                                                                                             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
276437013 1        ARM   Refinance                               Investment  CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                not provide FACTA Credit Score Disclosure. - EV2
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
269063189 1        ARM   Purchase                                Primary     WA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        implementing regulation, Regulation X, for these type
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   of violations.
                                                                                           EV3                                                                            the borrower. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
274610852 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   under TILA
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA ROR - 3yrs for rescindable transactions.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
566934163 1        ARM   Refinance                               Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                                                                                                             affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
236648656 1        ARM   Purchase                                Primary     CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA Finance Charge - subject to a 1 year SOL for
                                                                                           EV3                                                                                                                                                             affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Assignee liability.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
775371632 1        ARM   Refinance                               UTD         CA            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
312477972 1        ARM   Refinance                               Primary     CT            *** (OPEN) Final Title Policy is missing. No evidence of title in  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           file. - EV3                                                                                                                                                     under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -                disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.
                                                                                           EV3
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
126314238 1        ARM   Refinance                               Primary     WA            *** (OPEN) Final Title Policy is missing. No evidence of title in  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                           file. - EV3                                                                    Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          compliance testing. - EV3                                                        Assignee liability.
                                                                                           *** (OPEN) Missing Document: Security Instrument not provided -
                                                                                           EV3                                                                            *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                          Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                          *** (CLEARED) Missing Document: Incomplete loan images/file - EV1
635766313 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        claims, 3 years for rescindable transactions.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          the borrower. - EV2                                                              liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Assignee liability.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
853931943 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
826479130 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
215715439 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
241992011 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     of violations.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          determine this application date.  The final date used for testing was            under TILA
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
122330289 1        ARM   Refinance                               Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     of violations.
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     Assignee liability.
                                                                                                                                                                          amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
824695486 1        ARM   Refinance                               Investment  FL                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2
747209996 1        ARM   Purchase                                Primary     IL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
392108521 1        ARM   Refinance                               Primary     MI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     assignees would not appear to be liable for violations
                                                                                                                                                                                                                                                           of the Act, except to the extent involved I violations
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        arising from servicing or collecting.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              RESPA (Sections 4 and 5) contains no explicit assignee
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance implementing regulation, Regulation X, for these type
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     of violations.

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date. - EV2     under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
153682732 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2006 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-
                                                                                                                                                                          1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
688651667 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
443075014 1        ARM   Refinance                               Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
202770206 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   There is no Assignee Liability.
                                                                                                                                                                          the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
328494976 1        ARM   Purchase                                Investment  CA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
558025717 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           There is no Assignee Liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
293398366 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
894487098 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2
660604194 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
249318221 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2                                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
825844004 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No

                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     under TILA

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2
893936187 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  There is no Assignee Liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  under TILA not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2
616473731 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        There is no Assignee Liability.                        Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2
144493911 1        ARM   Refinance                               Investment  CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   There is no Assignee Liability.                        Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
438739879 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
852617714 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM  RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure due to missing information. - EV2                                     liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2
136190349 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
739983009 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance under TILA
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the
                                                                                                                                                                          amount of $xx - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    Assignee liability.
                                                                                                                                                                          05/XX/2006 which is X months prior to consummation. A lookback was performed to
                                                                                                                                                                          determine this application date.  The final date used for testing was            TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          05/XX/2006. - EV2
                                                                                                                                                                                                                                                           TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to    settled among the circuit courts, the continuing risk
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan        that the borrower may have an extended right to
                                                                                                                                                                          Application Date. - EV2                                                          rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                                                                                           incorrect Model Form remains. Because of this
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form creditor and Model Form H-9 for refinances involving
                                                                                                                                                                          should have been used. - EV2                                                     the same creditor.

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
466885101 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability provisions within the statute or
                                                                                                                                                                          the borrower. - EV2                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          amount of $xx - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan
                                                                                                                                                                          transaction disbursed on 07/XX/2006, prior to three (3) business days from       TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          transaction date of 07/XX/2006. - EV2
752994317 1        ARM   Refinance                               Investment  WA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
267988991 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              There is no Assignee Liability.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
388437327 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    liability provisions within the statute or
                                                                                                                                                                          compliance testing. - EV3                                                        implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
592354180 1        Fixed Refinance                               Primary     TN                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance implementing regulation, Regulation X, for these type
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     of violations.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        affirmative claims, 3 years for rescindable
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     Assignee liability.
429114741 1        Fixed UTD                                     Primary     IN            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2004 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
520252887 1        Fixed Refinance                               Primary     LA            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                                                                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV2                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2001 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
192782434 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
700129738 1        ARM   Purchase                                Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
509185205 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          02/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
817911995 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan      implementing regulation, Regulation X, for these type
                                                                                                                                                                          program disclosure does not match terms of loan. - EV2                           of violations.

                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
731793391 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2
879925473 1        Fixed Refinance                               Primary     CA                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       Yes        No       No     N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2
627621188 1        ARM   Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2007. - EV2
592880617 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       under TILA
                                                                                           *** (OPEN) Title Policy is Preliminary or Commitment, and not a                applicable Federal, State or Local compliance testing. - EV3
                                                                                           Final Title Policy. - EV1
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2007. - EV2

                                                                                                                                                                          *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          04/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing
                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                          State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                          *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                          lookback was performed to determine this application date.   The final date used
                                                                                                                                                                          for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
609126011 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
156501156 1        ARM   Refinance                               Investment  OR                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2
549768533 1        ARM   Refinance                               Investment  VA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
191094838 1        ARM   Refinance                               Primary     NY                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          07/XX/2006. - EV2
492399266 1        ARM   Refinance                               Investment  CA                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2006. - EV2
554708405 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          amount of $xx - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          12/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
283730895 1        ARM   Refinance                               Primary     CA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor under TILA did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
264974383 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with  of violations.
                                                                                                                                                                          timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor under TILA did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
376575312 1        ARM   Refinance                               Primary     NV                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: implementing regulation, Regulation X, for these type
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days of violations.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     under TILA
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2007. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
300299664 1        Fixed Refinance                               Primary     NY            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2
129946148 1        ARM   Purchase                                Primary     CT                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2003. - EV2
450520450 1        Fixed Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2004. - EV2
787184264 1        Fixed Refinance                               Primary     IL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application                                                            Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          08/XX/2003. - EV2
687930814 1        ARM   Refinance                               Primary     FL            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                           Final Title Policy. - EV1                                                      Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2003. - EV2

                                                                                                                                                                          *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual
                                                                                                                                                                          Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
808323164 1        ARM   Purchase                                Primary     IN                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2004. - EV2
439999530 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
606615238 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          03/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
814338844 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
649444516 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days under TILA prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
392071073 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          05/XX/2005. - EV2
163872744 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
437251679 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
564947291 1        ARM   Refinance                               Primary     NV                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing   TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       Yes        No       No     No
                                                                                                                                                                          Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local    under TILA
                                                                                                                                                                          compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2005. - EV2
812377747 1        ARM   Purchase                                Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
271929503 1        ARM   Refinance                               Investment  CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
414189383 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   affirmative claims, 3 years for rescindable
                                                                                                                                                                          the borrower. - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
895356208 1        ARM   Refinance                               Investment  FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                                                                               Yes            RB          B           B           B           B       No         N/A      N/A    N/A

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
475623529 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2
707883093 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: There is no Assignee Liability.                        Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          the borrower. - EV2                                                              affirmative claims, 3 years for rescindable
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit     Assignee liability.
                                                                                                                                                                          Score Disclosure was provided due to missing information. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/2005. - EV2
675734753 1        ARM   Refinance                               Investment  MA                                                                               2           *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  There is no Assignee Liability.                        Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2
128554193 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days There is no Assignee Liability.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                                                                                                           affirmative claims, 3 years for rescindable
                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2                                 Assignee liability.

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test
                                                                                                                                                                          Affiliated Business Disclosure due to missing information. - EV2
125544367 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
410422724 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days liability provisions within the statute or
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          02/XX/2006 which is X months prior to consummation. A lookback was performed to  under TILA determine this application date.  The final date used for testing was
                                                                                                                                                                          02/XX/2006. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
677423370 1        ARM   Refinance                               Primary     RI            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
271059131 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        liability provisions within the statute or
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
214069667 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.
624123103 1        ARM   Refinance                               Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 liability provisions within the statute or
                                                                                                                                                                                                                                                           implementing regulation, Regulation X, for these type
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        of violations.
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          10/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
683678758 1        ARM   Refinance                               Primary     CA                                                                               2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
605203672 1        ARM   Refinance                               Primary     PA            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           Final Title Policy. - EV1                                                      disclosure not provided to the borrower within three (3) days of application. -  liability provisions within the statute or
                                                                                                                                                                          EV2                                                                              implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA        TILA ROR Form - Because this issue is not uniformly
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement        settled among the circuit courts, the continuing risk
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2     that the borrower may have an extended right to
                                                                                                                                                                                                                                                           rescind (3 additional years) if a creditor uses the
                                                                                                                                                                          *** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth   incorrect Model Form remains. Because of this
                                                                                                                                                                          in Lending Act: Notice of Right to Cancel was not executed on the proper Model   uncertainty, we continue to recommend that creditors
                                                                                                                                                                          Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form use Model Form H-8 only for refinances involving a new
                                                                                                                                                                          should have been used. - EV2                                                     creditor and Model Form H-9 for refinances involving
                                                                                                                                                                                                                                                           the same creditor.
139188363 1        ARM   Purchase                                Primary     NV                                                                               3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3

                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
206329645 1        ARM   Purchase                                Primary     MA                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        N/A      N/A    No
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
175360997 1        ARM   Refinance                               Primary     MI                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Assignee liability is unclear.  Purchasers and         Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   assignees would not appear to be liable for violations
                                                                                                                                                                          the borrower. - EV2                                                              of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                          *** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Consumer Caution and Home Ownership Counseling Notice not       TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          provided to borrower at the time of application. - EV2                           under TILA

                                                                                                                                                                          *** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                          *** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage
                                                                                                                                                                          Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2
127577565 1        ARM   Refinance                               Primary     CA                                                                               3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          Testing: Missing Final HUD-1: Title Company Closing Statement used for any       liability provisions within the statute or
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3                     implementing regulation, Regulation X, for these type
                                                                                                                                                                                                                                                           of violations.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -  There is no Assignee Liability.
                                                                                                                                                                          EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to
                                                                                                                                                                          the borrower. - EV2                                                              TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                          not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                          Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                          *** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
290596733 1        ARM   Purchase                                Primary     NV            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                      Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
100258411 1        ARM   Refinance                               Primary     MA                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       Yes        No       No     No
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2005. - EV2

                                                                                                                                                                          *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                          determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
272972406 1        ARM   UTD                                     Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       Yes        No       No     N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          07/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
319992345 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        TILA - subject to a 1 year SOL for affirmative claims  Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any          under TILA
                                                                                                                                                                          applicable Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: affirmative claims, 3 years for rescindable
                                                                                                                                                                          ARM loan program disclosure not provided to the borrower at least three (3) days transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          prior to consummation for a loan that did not start as an ARM. - EV2             Assignee liability.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          05/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          04/XX/2005. - EV2
652050319 1        ARM   Refinance                               Primary     CA                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
339956913 1        ARM   Purchase                                Primary     FL                                                                               2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing     TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          requirements due to missing Initial Loan Application Date. - EV2                 under TILA

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          06/XX/2005. - EV2
453781896 1        ARM   Construction-Permanent                  Primary     AL                                                                               2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   under TILA
                                                                                                                                                                          the borrower. - EV2
300005927 1        Fixed Refinance                               Primary     IL            *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV                                                            Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                           not provided - EV3                                                             were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
814757183 1        Fixed Purchase                                Primary     OH            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/1994 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1994 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          06/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
199751599 1        Fixed Refinance                               Primary     IL                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       Yes        No       No     N/A
112924544 1        Fixed Purchase                                Primary     TX                                                                               1                                                                                                                                                   Yes            RA          A           A           A           A       No         N/A      N/A    N/A
338121554 1        Fixed Refinance                               Primary     VA                                                                               2           *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for      Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
212085702 1        ARM   Purchase                                Primary     AZ                                                                               2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower within three (3) days of application. -  under TILA
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
713997404 1        ARM   Purchase                                Primary     UT            *** (OPEN) Title Policy is Preliminary or Commitment, and not a    2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims  Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                           Final Title Policy. - EV1                                                                                                                                       under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA APR -  subject to a 1 year SOL for affirmative
                                                                                                                                                                                                                                                           claims, 3 years for rescindable transactions.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   liability.
                                                                                                                                                                          the borrower. - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance affirmative claims, 3 years for rescindable
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          amount of $xx - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          06/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                          01/XX/2000. - EV2

                                                                                                                                                                          *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                          TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of
                                                                                                                                                                          0.125% tolerance. - EV2
785481144 1        ARM   Purchase                                Primary     CA            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to   TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          the borrower. - EV2                                                              under TILA

                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     affirmative claims, 3 years for rescindable
                                                                                                                                                                          amount of $xx - EV2                                                              transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                                                                                                           Assignee liability.
                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act:
                                                                                                                                                                          Final TIL was not provided to the borrower by closing. - EV2
883164153 1        ARM   Refinance                               Primary     FL                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       No         N/A      N/A    N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program Assignee liability.
                                                                                                                                                                          disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                           TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:        under TILA
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL
                                                                                                                                                                          disclosure found in file had markings indicating one or more entries are estimates. - EV2
722576404 1        ARM   Purchase                                Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain               Local compliance testing is unreliable. - EV3                                    Assignee liability.
                                                                                           the standard Due on Sale clause. - EV2
                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                           *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                  under TILA
                                                                                           does not contain the following clauses: - EV2                                  *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          08/XX/1989 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          07/XX/1989 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          02/XX/1989.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
367508272 1        ARM   UTD                                     Primary     FL            *** (OPEN) Missing Document: Missing Final 1003 - EV2              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final TILA - 1yr affirmative, 3yrs for rescindable           Yes            RD          D           D           D           D       No         N/A      N/A    N/A
                                                                                                                                                                          HUD-1.  No document containing fees provided.  Any applicable Federal, State or  transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          Local compliance testing is unreliable. - EV3                                    Assignee liability.

                                                                                                                                                                          *** (OPEN) Initial GFE not provided - EV2                                        TILA - subject to a 1 year SOL for affirmative claims
                                                                                                                                                                                                                                                           under TILA
                                                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program
                                                                                                                                                                          disclosure not provided to the borrower. - EV2                                   TILA ROR - 3yrs for rescindable transactions.

                                                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                          disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                          12/XX/1994 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          11/XX/1994 which is X months prior to consummation.  A lookback was performed to
                                                                                                                                                                          determine this application date.   The final date used for testing was
                                                                                                                                                                          06/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state -
                                                                                                                                                                          EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
558240215 1        Fixed Refinance                               Primary     NJ            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL  TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                          Signature Date. Unable to determine compliance with rescission timing            transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          requirements. - EV2                                                              Assignee liability.

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          - EV2
636063166 1        Fixed Refinance                               Primary     OH                                                                               2           *** (OPEN) Initial GFE not provided - EV2                                        RESPA (Sections 4 and 5) contains no explicit assignee Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           liability provisions within the statute or
                                                                                                                                                                          *** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance implementing regulation, Regulation X, for these type
                                                                                                                                                                          Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the     of violations.
                                                                                                                                                                          amount of $xx - EV2
                                                                                                                                                                                                                                                           TILA Finance Charge - subject to a 1 year SOL for
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     affirmative claims, 3 years for rescindable
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of    transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          09/XX/1999 which is X months prior to consummation. A lookback was performed to  Assignee liability.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          09/XX/1999. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA
                                                                                                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                          Arrangement Disclosure. - EV2

                                                                                                                                                                          *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to
                                                                                                                                                                          determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                          Application Date. - EV2
751518379 1        Fixed Refinance                               Primary     SC            *** (OPEN) Missing Document: Missing Final 1003 - EV2              2           *** (OPEN) Initial GFE not provided - EV2                                        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application     Assignee liability.
                                                                                                                                                                          date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                          04/XX/2002 which is X months prior to consummation. A lookback was performed to  TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                          determine this application date.  The final date used for testing was
                                                                                                                                                                          11/XX/2001. - EV2

                                                                                                                                                                          *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right
                                                                                                                                                                          to Cancel was not provided. - EV2

                                                                                                                                                                          *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL.
                                                                                                                                                                          - EV2
162672713 1        Fixed Refinance                               Primary     MO            *** (OPEN) Missing Document: Flood Certificate not provided - EV3  2           *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2        TILA - 1yr affirmative, 3yrs for rescindable           Yes            RB          B           B           B           B       Yes        No       No     N/A
                                                                                                                                                                                                                                                           transactions.  Unlimited as a defense to foreclosure.
                                                                                           *** (OPEN) Missing Document: Missing Final 1003 - EV3                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                 Assignee liability.

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only. No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion. You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario. Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by AMC hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.